UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File No. 811-09054

CREDIT SUISSE OPPORTUNITY FUNDS

(Exact Name of Registrant as Specified in Charter)

Eleven Madison Avenue, New York, New York 10010

(Address of Principal Executive Offices) (Zip Code)

Omar Tariq
Credit Suisse Opportunity Funds
Eleven Madison Avenue
New York, New York 10010

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2023 to April 30, 2024

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2024
  (unaudited)

◼  CREDIT SUISSE
MULTIALTERNATIVE STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, the Distributor for the six months ended April 30, 2024, is located at Eleven Madison Avenue, New York, NY 10010. UBS Asset Management (US) Inc. became the new distributor as of May 1, 2024. The Credit Suisse Funds were advised by Credit Suisse Asset Management, LLC for the six months ended April 30, 2024. UBS Asset Management (Americas) LLC became the investment manager on May 1, 2024 pursuant an internal merger between Credit Suisse Asset Management LLC and UBS Asset Management (Americas) LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of UBS Asset Management (Americas) LLC or any affiliate, are not FDIC-insured and are not guaranteed by UBS Asset Management (Americas) LLC or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report
April 30, 2024 (unaudited)

April 30, 2024

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Multialternative Strategy Fund (the "Fund") for the six-month period ended April 30, 2024 (the "Period").

Performance Summary
11/1/2023 – 4/30/2024

Fund & Benchmark	Performance
Class I1	2.96%
Class A1,2	2.86%
ICE BofA US 3-Month Treasury Bill Index[3]	2.66%

Performance shown for the Fund's Class A shares does not reflect sales charges, which are a maximum of 5.25%.2

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund has entered into a written contract limiting operating expenses to 1.10% of the fund's average daily net assets for Class A shares and 0.85% of the fund's average daily net assets for Class I shares at least through February 28, 2025. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.25%), was (2.53%).

3  The ICE BofA US 3-Month Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. The index does not have transaction costs and investors may not invest directly in the index.

Market Review: Late cycle data dependence

The conundrum of attempting to manage the lagged effects of restrictive monetary policy through forward guidance engrossed markets during the Period. Central bank data dependence amplified the significance of incoming economic data, whipsawing fixed income and currency markets, as suggestions of a soft landing buoyed investor confidence, buttressing uptrends in equity and commodity markets. The ICE BofA US 3-Month Treasury Bill Index (the "Index") returned 2.66% for the Period.

In the closing months of 2023, US continuing unemployment claims rose to their highest level in almost two years, underscoring the emergence of a more balanced labor market and dramatically reducing the perceived risk of a wage-price spiral taking hold. The Federal Reserve shifted toward a more dovish stance, reassuring investors reviewing their asset allocation targets ahead of year-end. Interest rate markets rallied. Commodity markets wobbled amidst

1

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2024 (unaudited)

burgeoning energy inventories, a dissipating Middle East war risk premium, and lethargic Chinese economic activity. The US Dollar lost some of its luster as investors celebrated moderating inflation and capital flowed out of safe havens into riskier assets. While Chinese equities faded on lackluster economic data and investor concerns regarding government measures designed to shore up domestic stocks, markets elsewhere rebounded sharply.

In the new year, global interest rates reversed and drifted higher. European Central Bank board member Isabel Schnabel's February comments to the Financial Times that "the last mile of disinflation may be the most difficult one" rung throughout the Period, with the real economy showing signs of reaccelerating in reaction to lower terminal policy rate expectations. Commodity markets found footing with energy prices soaring on the back of improving prospects for global growth, sustained military conflict proximate to key production zones, and logistical bottlenecks. The Japanese Yen continued to depreciate as the Bank of Japan struck a dovish tone in emphasizing gradualism. Commodity currencies appreciated, while the US Dollar fluctuated in reaction to US primary elections and incoming economic data. Global equity markets benefitted from positive fourth quarter 2023 corporate earnings results, upbeat economic data, and constructive investor sentiment before fading in April as the weight of deteriorating international relations and rising interest rates began to be felt.

Strategic Review and Outlook: Markets in transition

The Fund is designed to serve as a core portfolio diversifier. Our process-driven approach blends quantitative techniques with disciplined oversight and seeks to deliver attractive long-term performance. The Fund seeks to achieve its investment objective by utilizing an investment process that allocates across a range of investment strategies including those that are Fundamental (Carry and Valuation) and Tactical (Flow, Intermediation, and Positioning) in nature. The program trades all major asset groups on a global basis, including corporate, real asset, and sovereign.

For the Period, the Fund outperformed the Index.

The Fund's models saw the market in a primarily Transitory regime, with the market environment turning more Expansionary for a portion of the second half of the Period. The Fund sought to evolve its strategy exposures accordingly, emphasizing breadth and balance in seeking returns with a low correlation to traditional portfolios.

Carry strategies produced meaningful positive attribution during the Period with all three asset groups supporting gains. Broadly stable asset prices offered a constructive backdrop for Carry strategies. Carry in Commodity Infrastructure was the largest contributor to category performance as oil prices surged and

2

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2024 (unaudited)

economic data remained upbeat, while accommodative central bank forward guidance exacerbated the relative inversion of developed market yield curves, making Roll-Down in Fixed Income the category's largest detractor.

The Fund incurred losses across Valuation strategies, especially those taking Corporate exposures. Waxing investor exuberance resulted in abnormally poor category performance. The category's largest contributor, Value in Emerging Market Equities, registered a modest gain with investors regaining confidence in less favored market segments. Quality in Equities (Cross-Sectional) detracted more than any other strategy in the category as the emergence of a more dovish Federal Reserve reaction function and frothy investor sentiment worked to the benefit of less resilient companies relative to their safer, higher quality peers.

Flow strategies provided a considerable contribution to Fund performance over the Period, with gains from Corporate and Real Asset exposures more than offsetting losses from Sovereign exposures. Momentum in Structural Equity Themes profited, leading category attribution, as fourth quarter 2023 corporate earnings reports demonstrated the accelerating advancement of several emergent structural trends, especially in generative AI. Carry in Fixed Income (Change) detracted most. As the Period progressed, investors absorbed indications of declining inflation and improving growth in Europe, softness in Japan, and a confident consumer and sticky inflation in the US, raising the prospect of monetary policy desynchronization and, by extension, interest rate divergence, to the detriment of the strategy.

Intermediation strategies contributed modestly to Fund performance. Gains on Corporate and Sovereign exposures overcame losses on Real Asset exposures. Widespread portfolio re-risking during the Period amplified typical intramonth price patterns, supporting Seasonality in US Equities, the category's largest contributor. Seasonality in Gasoline struggled and detracted more than any other category strategy, as an episode of falling Energy prices overwhelmed typical short-term price patterns in gasoline.

Positioning strategies detracted, with positive returns from Sovereign exposures proving insufficient to overcome losses on Corporate and Real Asset exposures. Many markets experienced frequent reversals, but others, particularly in the Real Asset group, saw more protracted moves. The category's largest contributor, Positioning in Rates Volatility, gained on the back of strong US economic data which drove intermediate term interest rates higher. However, the category's largest detractor, Dispersion in US Equities, struggled in the face of improving market breadth during the Period, particularly in more cyclical equity sectors.

3

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2024 (unaudited)

The world order remains in flux with populism and nationalism resurgent in many countries and technological advances posing new threats to established modes of production and incumbent power structures, just as the impact of a sustained period of high developed market interest rates manifests itself. These challenging conditions underscore the value of the Fund's dynamic approach to promoting broad portfolio diversification.

The Quantitative Investment Strategies Group

Yung-Shin Kung

The Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Fund's investment in alternative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly in investments involving leverage.

The use of alternative assets and strategies entails substantial risks, including risk of loss of principal, arbitrage or fundamental risk, below investment grade securities risk, commodity exposure risks, convertible securities risk, correlation risk, counterparty risk, credit risk, derivatives risk, equity exposure risk, fixed income risk, foreign securities risk, forwards risk, futures contracts risk, hedge exposure risk, interest rate risk, leveraging risk, manager/model risk, market risk, non-diversified status, options risk, portfolio turnover risk, risks of investing in other funds, short position risk, small- and mid-cap stock risk, speculative exposure risk, subsidiary risk, swap agreements risk and tax risk. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments, and government regulation, and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated, or implied. The Fund has no obligation to update or revise forward-looking statements.

4

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2024 (unaudited)

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of April 30, 2024; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

5

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2024 (unaudited)

Average Annual Returns as of April 30, 20241

	6 Months	1 Year	5 Years	10 Years
Class I	2.96%	7.15%	4.56%	3.26%
Class A Without Sales Charge	2.86%	6.88%	4.29%	2.99%
Class A With Maximum Sales Charge	(2.53)%	1.29%	3.18%	2.44%

Returns represent past performance and include change in share price and reinvestment of dividends, capital gains, and return of capital distributions, if any. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annual gross expense ratios as in the February 28, 2024 Prospectus are 1.28% for Class I shares and 1.53% for Class A shares. The annual net expense ratios after fee waivers and/or expense reimbursements as in the February 28, 2024 Prospectus are 0.85% for Class I shares and 1.10% for Class A.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund has entered into a written contract limiting operating expenses to 0.85% of the Fund's average daily net assets for Class I shares and 1.10% of the Fund's average daily net assets for Class A shares at least through February 28, 2025. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

6

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2024 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended April 30, 2024.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

7

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2024 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended April 30, 2024

Actual Fund Return	Class I	Class A
Beginning Account Value 11/01/23	$1,000.00	$1,000.00
Ending Account Value 04/30/24	$1,029.60	$1,028.60
Expenses Paid per $1,000*	$4.29	$5.55
Hypothetical 5% Fund Return
Beginning Account Value 11/01/23	$1,000.00	$1,000.00
Ending Account Value 04/30/24	$1,020.64	$1,019.39
Expenses Paid per $1,000*	$4.27	$5.52
	Class I	Class A
Annualized Expense Ratios*	0.85%	1.10%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

8

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2024 (unaudited)

Investment Type Breakdown**

Common Stocks	13.71%
United States Treasury Obligations	70.35
Short-Term Investment	15.94
Total	100.00%

**  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

Derivatives are not reflected in amounts reported above.

9

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments
April 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (10.4%)
BELGIUM (0.1%)
Financial Services (0.1%)
Groupe Bruxelles Lambert NV	3,393	$252,346
BERMUDA (0.1%)
Insurance (0.1%)
Aegon Ltd.	42,069	262,502
CANADA (1.1%)
Consumer Staples Distribution & Retail (0.1%)
Empire Co. Ltd., Class A	10,501	245,127
Insurance (0.1%)
iA Financial Corp., Inc.	4,128	250,772
IT Services (0.1%)
Shopify, Inc., Class A(1)	3,308	232,717
Leisure Equipment & Products (0.1%)
BRP, Inc.(2)	3,819	257,463
Oil, Gas & Consumable Fuels (0.6%)
Enerplus Corp.(2)	157,473	3,083,321
Imperial Oil Ltd.	3,718	256,148
		3,339,469
Textiles, Apparel & Luxury Goods (0.1%)
Gildan Activewear, Inc.	6,910	240,015
		4,565,563
DENMARK (0.2%)
Beverages (0.1%)
Carlsberg AS, Class B	1,879	253,241
Commercial Services & Supplies (0.0%)
Svitzer AS(1)	394	13,265
Marine Transportation (0.1%)
AP Moller - Maersk AS, Class B	197	286,021
Textiles, Apparel & Luxury Goods (0.0%)
Pandora AS	1,591	242,620
		795,147
FRANCE (0.4%)
Aerospace & Defense (0.0%)
Dassault Aviation SA	1,165	249,846
Banks (0.1%)
BNP Paribas	3,609	260,209
Consumer Staples Distribution & Retail (0.1%)
Carrefour SA	14,864	250,541

See Accompanying Notes to Consolidated Financial Statements.
10

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
FRANCE (continued)
Financial Services (0.1%)
Eurazeo SE(1)	2,925	$263,983
Hotels, Restaurants & Leisure (0.0%)
Accor SA	5,489	241,021
Media (0.0%)
Vivendi SE	23,533	239,877
Oil, Gas & Consumable Fuels (0.1%)
TotalEnergies SE	3,745	272,404
		1,777,881
GERMANY (0.1%)
Construction & Engineering (0.0%)
Heidelberg Materials AG	2,333	235,234
Trading Companies & Distributors (0.1%)
Brenntag SE	3,046	243,548
		478,782
ITALY (0.1%)
Banks (0.0%)
UniCredit SpA	6,757	248,488
Oil, Gas & Consumable Fuels (0.1%)
Eni SpA	16,314	262,533
		511,021
NETHERLANDS (0.2%)
Banks (0.0%)
ING Groep NV	15,590	246,955
Consumer Staples Distribution & Retail (0.1%)
Koninklijke Ahold Delhaize NV	8,575	260,787
Financial Services (0.1%)
EXOR NV	2,307	252,352
		760,094
NORWAY (0.1%)
Food Products (0.0%)
Salmar ASA	3,893	245,673
Oil, Gas & Consumable Fuels (0.1%)
Equinor ASA	9,724	259,542
		505,215
PORTUGAL (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Galp Energia SGPS SA B Shares	15,520	334,028

See Accompanying Notes to Consolidated Financial Statements.
11

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
SPAIN (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Repsol SA	15,394	$242,089
SWEDEN (0.1%)
Financial Services (0.1%)
Industrivarden AB, Class A	7,457	241,115
SWITZERLAND (0.1%)
Electrical Equipment (0.1%)
ABB Ltd.	5,519	268,774
Insurance (0.0%)
Swiss Life Holding AG	366	247,526
		516,300
UNITED KINGDOM (2.4%)
Banks (0.3%)
HSBC Holdings PLC	32,828	285,144
Lloyds Banking Group PLC	392,596	253,902
NatWest Group PLC	76,538	289,485
Standard Chartered PLC	30,266	260,572
		1,089,103
Capital Markets (0.1%)
Abrdn PLC	144,017	263,173
Diversified Consumer Services (0.1%)
Pearson PLC	19,502	237,126
Financial Services (0.7%)
Network International Holdings PLC(1),(3)	559,348	2,751,176
Hotels, Restaurants & Leisure (0.1%)
InterContinental Hotels Group PLC	2,466	241,019
Whitbread PLC	6,132	242,182
		483,201
Household Durables (0.6%)
Redrow PLC	309,588	2,494,252
Multi-Utilities (0.1%)
Centrica PLC	159,191	254,641
Oil, Gas & Consumable Fuels (0.1%)
BP PLC	40,994	264,782
Shell PLC	7,741	275,755
		540,537
Textiles, Apparel & Luxury Goods (0.2%)
Burberry Group PLC	16,752	240,197
Capri Holdings Ltd.(1)	20,543	728,866
		969,063

See Accompanying Notes to Consolidated Financial Statements.
12

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2024 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
UNITED KINGDOM (continued)
Tobacco (0.1%)
Imperial Brands PLC	11,481	$262,889
		9,345,161
UNITED STATES (5.2%)
Biotechnology (0.2%)
Cerevel Therapeutics Holdings, Inc.(1)	21,015	897,551
Commercial Services & Supplies (0.1%)
SP Plus Corp.(1)	9,807	500,745
Consumer Finance (0.4%)
Discover Financial Services	12,741	1,614,667
Energy Equipment & Services (0.6%)
ChampionX Corp.	69,801	2,343,220
Healthcare Equipment & Supplies (0.7%)
Axonics, Inc.(1)	39,809	2,650,085
Insurance (0.4%)
National Western Life Group, Inc., Class A	3,403	1,663,455
Metals & Mining - Excluding Steel (0.2%)
U.S. Steel Corp.	20,602	751,973
Oil, Gas & Consumable Fuels (2.2%)
Equitrans Midstream Corp.	227,845	3,082,743
Hess Corp.	16,762	2,639,847
Pioneer Natural Resources Co.	10,768	2,900,038
		8,622,628
Software (0.4%)
ANSYS, Inc.(1)	4,489	1,458,386
		20,502,710
TOTAL COMMON STOCKS (Cost $40,773,000)		41,089,954
Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%
UNITED STATES TREASURY OBLIGATIONS (53.2%)
$13,000	U.S. Treasury Bills(4)	(AA+, Aaa)	05/16/24	4.997	12,971,508
28,000	U.S. Treasury Bills(4)	(AA+, Aaa)	06/13/24	5.128	27,823,675
13,000	U.S. Treasury Bills(4)	(AA+, Aaa)	07/11/24	5.044	12,865,268
13,000	U.S. Treasury Bills(4)	(AA+, Aaa)	08/08/24	5.129	12,812,938
28,000	U.S. Treasury Bills(4)	(AA+, Aaa)	09/05/24	5.122	27,485,047
13,000	U.S. Treasury Bills(4)	(AA+, Aaa)	10/03/24	5.128	12,710,344
13,000	U.S. Treasury Bills(4)	(AA+, Aaa)	10/31/24	4.853	12,659,010
28,000	U.S. Treasury Bills(4)	(AA+, Aaa)	11/29/24	4.666	27,159,891
13,000	U.S. Treasury Bills(4)	(AA+, Aaa)	12/26/24	4.615	12,566,314
13,000	U.S. Treasury Bills(4)	(AA+, Aaa)	01/23/25	4.710	12,519,869
28,000	U.S. Treasury Bills(4)	(AA+, Aaa)	02/20/25	4.824	26,851,631
13,000	U.S. Treasury Bills(4)	(AA+, Aaa)	03/20/25	4.909	12,416,769
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $211,073,845)					210,842,264

See Accompanying Notes to Consolidated Financial Statements.
13

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2024 (unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS (12.1%)
State Street Institutional U.S. Government Money Market Fund — Premier Class, 5.26%	47,755,770	$47,755,770
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(5)	155,430	155,430
TOTAL SHORT-TERM INVESTMENTS (Cost $47,911,200)		47,911,200
TOTAL INVESTMENTS AT VALUE (75.7%) (Cost $299,758,045)		299,843,418
OTHER ASSETS IN EXCESS OF LIABILITIES (24.3%)		96,392,178
NET ASSETS (100.0%)		$396,235,596

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Non-income producing security.

(2)  Security or portion thereof is out on loan (See Note 2-M).

(3)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offering that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(4)  Securities are zero coupon. Rate presented is cost yield as of April 30, 2024.

(5)  Represents security purchased with cash collateral received for securities on loan.

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Index Contracts
E-Mini Financial Select Sector	USD	Jun 2024	19	$2,377,375	$(84,744)
E-Mini Industrial Select Sector	USD	Jun 2024	10	1,232,000	(42,344)
E-Mini Russell 1000 Value Index Futures	USD	Jun 2024	28	2,374,120	(107,421)
E-Mini Technology Select Sector	USD	Jun 2024	18	3,584,160	(263,961)
EURO Stoxx 50 Index Dividend Futures	EUR	Dec 2024	883	15,134,688	1,074,226
EURO Stoxx 50 Index Dividend Futures	EUR	Dec 2025	631	10,869,364	292,655
FTSE 100 Index Futures	GBP	Jun 2024	35	3,575,485	165,757
NASDAQ 100 E-Mini Futures	USD	Jun 2024	7	2,459,975	(132,582)
Nikkei 225 Index Futures OSE	JPY	Jun 2024	9	2,200,171	(77,820)
					$823,766

See Accompanying Notes to Consolidated Financial Statements.
14

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2024 (unaudited)

Futures Contracts (continued)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Industrial Metals
LME Lead Futures	USD	May 2024	25	$1,368,381	$47,300
LME Lead Futures	USD	Jul 2024	18	998,217	79,998
LME Nickel Futures	USD	May 2024	39	4,469,868	446,017
LME Nickel Futures	USD	Jul 2024	28	3,230,808	399,906
LME Primary Aluminum Futures	USD	May 2024	108	6,927,363	557,841
LME Primary Aluminum Futures	USD	Jul 2024	78	5,049,232	507,239
LME Zinc Futures	USD	May 2024	58	4,240,989	477,613
LME Zinc Futures	USD	Jul 2024	42	3,073,823	477,239
					$2,993,153
Interest Rate Contracts
10YR AUD Bond Futures	AUD	Jun 2024	821	59,991,810	$(1,348,082)
10YR CAD Bond Futures	CAD	Jun 2024	699	59,523,245	(562,885)
Long Gilt Futures	GBP	Jun 2024	155	18,589,302	(345,567)
U.S. Treasury 5 Year Note Futures	USD	Jun 2024	61	6,389,274	(21,280)
					$(2,277,814)
Contracts to Sell
Foreign Exchange Contracts
AUD Currency Futures	USD	Jun 2024	(57)	(3,700,440)	$(31,389)
CAD Currency Futures	USD	Jun 2024	(87)	(6,327,075)	98,681
EUR Currency Futures	USD	Jun 2024	(47)	(6,285,369)	32,184
GBP Currency Futures	USD	Jun 2024	(74)	(5,784,488)	(33,384)
JPY Currency Futures	USD	Jun 2024	(29)	(2,315,831)	174,027
					$240,119
Index Contracts
EURO Stoxx 50 Index Futures	EUR	Jun 2024	(142)	(7,435,286)	$61,243
S&P 500 E Mini Index Futures	USD	Jun 2024	(95)	(24,068,250)	710,428
Russell 2000 E-Mini Index Futures	USD	Jun 2024	(161)	(15,984,080)	420,954
Hang Seng Index Futures	HKD	May 2024	(2)	(226,551)	(7,467)
					$1,185,158
Industrial Metals
LME Lead Futures	USD	May 2024	(25)	(1,368,381)	$(102,837)
LME Lead Futures	USD	Jul 2024	(18)	(998,217)	(45,960)
LME Nickel Futures	USD	May 2024	(39)	(4,469,868)	(606,859)
LME Nickel Futures	USD	Jul 2024	(28)	(3,230,808)	(260,396)
LME Primary Aluminum Futures	USD	May 2024	(108)	(6,927,363)	(774,531)
LME Primary Aluminum Futures	USD	Jul 2024	(78)	(5,049,233)	(338,441)
LME Zinc Futures	USD	May 2024	(58)	(4,240,989)	(738,406)
LME Zinc Futures	USD	Jul 2024	(42)	(3,073,822)	(303,564)
					$(3,170,994)

See Accompanying Notes to Consolidated Financial Statements.
15

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2024 (unaudited)

Futures Contracts (continued)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Interest Rate Contracts
10YR JGB Mini Futures	JPY	Jun 2024	(376)	$(34,521,323)	$(67,198)
10YR U.S. Treasury Note Futures	USD	Jun 2024	(594)	(63,817,875)	190,989
EURO Bund Futures	EUR	Jun 2024	(466)	(64,815,025)	1,217,012
					$1,340,803
Total Net Unrealized Appreciation (Depreciation)					$1,134,191

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
USD	$39,029,208	07/19/24	Bank of America	Bank of America Equities US Volatility Carry Hourly Hedged Index(a)	0.00%	Monthly	$—	$244,004
USD	31,669,832	07/22/24	Bank of America	BAML USD Custom Equity Basket(a)	5.77%	Monthly	—	31,135
USD	281,532	07/22/24	Bank of America	(0.06)%	Bloomberg Agriculture Index	At Maturity	—	3,155
USD	457,981	07/22/24	Bank of America	(0.06)%	Bloomberg Energy Index	At Maturity	—	4,073
USD	31,585,566	07/22/24	Bank of America	(5.02)%	ML Most Shorted REIT CS Custom Basket	Monthly	—	28,962
USD	49,644,910	07/19/24	Barclays Bank PLC	Barclays EFS Custom Commodity Basket 18(a)	0.00%	At Maturity	—	222,908
USD	49,299,325	07/19/24	Barclays Bank PLC	Barclays Commodity Hedging Insights 2 Index(a)	0.15%	At Maturity	—	388,692

See Accompanying Notes to Consolidated Financial Statements.
16

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2024 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
USD	$49,289,815	07/19/24	Barclays Bank PLC	Barclays Month End Rebalancing Currency Index	0.20%	At Maturity	$—	$284,866
USD	49,294,347	07/19/24	BNP Paribas	BNP Paribas Dynamic Pre Roll Alpha ex Agriculture and Livestock Index(a)	0.08%	At Maturity	—	60,666
USD	77,755	08/19/24	Citigroup	Invesco FTSE RAFI Emerging Market ETF	5.67%	Monthly	—	475
USD	764,084	08/19/24	Citigroup	(5.22)%	Vanguard FTSE Emerging Market	Monthly	—	1,988
USD	916,402	11/13/24	Citigroup	Invesco FTSE RAFI Emerging Market ETF	5.67%	Monthly	—	5,599
USD	809,155	11/13/24	Citigroup	(5.22)%	Vanguard FTSE Emerging Market	Monthly	—	2,105
USD	2,657,728	11/18/24	Citigroup	(5.22)%	Exxon Mobil Corp.	Monthly	—	85,474
USD	2,428,988	11/25/24	Citigroup	(5.22)%	Chevron Corp.	Monthly	—	20,905
USD	1,724,052	12/02/24	Citigroup	(5.22)%	Vanguard FTSE Emerging Market	Monthly	—	4,485
USD	365,845	12/02/24	Citigroup	(5.22)%	Chevron Corp.	Monthly	—	3,149
USD	1,697,957	12/02/24	Citigroup	Invesco FTSE RAFI Emerging Market ETF	5.67%	Monthly	—	10,375
USD	399,350	12/02/24	Citigroup	(5.22)%	Exxon Mobil Corp.	Monthly	—	12,843
USD	2,999,250	02/14/25	Citigroup	(5.22)%	Chesapeake Energy Corp.	Monthly	—	3,999
USD	869,345	02/24/25	Citigroup	(5.22)%	Synopsys, Inc.	Monthly	—	47,461

See Accompanying Notes to Consolidated Financial Statements.
17

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2024 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
USD	$2,799,953	02/24/25	Citigroup	Tricon Residential, Inc.	5.67%	Monthly	$—	$12,522
USD	2,764,750	03/14/25	Citigroup	Masonite International Corp.	5.67%	Monthly	—	36,562
USD	8,209,520	03/24/25	Citigroup	Invesco FTSE RAFI Emerging Market ETF	5.67%	Monthly	—	50,160
USD	7,623,084	03/24/25	Citigroup	(5.22)%	Vanguard FTSE Emerging Market	Monthly	—	19,833
USD	172,812	03/28/25	Citigroup	Invesco FTSE RAFI Emerging Market ETF	5.67%	Monthly	—	1,056
USD	127,897	03/28/25	Citigroup	(5.22)%	Vanguard FTSE Emerging Market	Monthly	—	333
USD	2,981,110	03/28/25	Citigroup	(5.22)%	Chord Energy Corp.	Monthly	—	157,925
USD	10,697	04/23/25	Citigroup	(5.22)%	Vanguard FTSE Emerging Market	Monthly	—	28
USD	2,796,327	05/12/25	Citigroup	Shockwave Medical, Inc.	5.67%	Monthly	—	15,241
USD	2,765,939	05/12/25	Citigroup	(5.22)%	Schlumberger, Ltd.	Monthly	—	330,025
USD	2,750,984	05/19/25	Citigroup	Alpine Immune Sciences, Inc.	5.67%	Monthly	—	5,266
USD	2,593,196	07/22/24	Goldman Sachs	Bloomberg Industrial Metals Index	0.10%	At Maturity	—	161,637
USD	85,569,685	07/22/24	Goldman Sachs	Goldman Sachs Tactical Factor Suite Value World Top USD Excess Return Strategy(a)	0.40%	At Maturity	—	1,558,310
USD	507,620	07/22/24	Goldman Sachs	(0.04)%	Bloomberg Agriculture Index	At Maturity	—	2,310

See Accompanying Notes to Consolidated Financial Statements.
18

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2024 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
USD	$50,348,305	07/22/24	Goldman Sachs	Goldman Sachs DISP U.S. Index(a)	0.00%	At Maturity	$—	$178,570
USD	49,972,734	07/22/24	Goldman Sachs	Goldman Sachs Commodities Seasonality Index(a)	0.00%	At Maturity	—	718,693
GBP	2,617,589	02/14/25	Goldman Sachs	(4.78)%	Barratt Developments PLC	Monthly	—	60,287
USD	19,635,241	07/17/24	JPMorgan Chase	J.P. Morgan Equities Turn-of the Month Seasonality Index(a)	0.00%	At Maturity	—	59,377
USD	28,516,424	07/17/24	JPMorgan Chase	J.P. Morgan Helix 3 Index(a)	0.60%	At Maturity	—	309,335
USD	48,403,553	07/17/24	JPMorgan Chase	J.P. Morgan Commodities Fundamental Value Index(a)	0.80%	At Maturity	—	692,075
USD	49,672,592	07/17/24	Morgan Stanley	Morgan Stanley Commodities Curve Carry Index(a)	0.35%	At Maturity	—	82,275
USD	49,240,556	07/17/24	Morgan Stanley	Morgan Stanley LTC0 4% volatility target(a)	0.00%	At Maturity	—	98,524
USD	49,369,647	07/17/24	Morgan Stanley	Morgan Stanley Soy Dynamic Congestion Index(a)	0.25%	At Maturity	—	1,683
USD	50,933,518	07/22/24	Societe Generale	SGI VRR US Index – Vol Roll on Rates (USD – Excess Return)(a)	0.25%	At Maturity	—	428,160
USD	49,615,383	07/22/24	Societe Generale	SGI Coda Index(a)	0.25%	At Maturity	—	156,006
							$—	$6,603,512

See Accompanying Notes to Consolidated Financial Statements.
19

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2024 (unaudited)

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
USD	$31,621,362	07/22/24	Bank of America	ML Least Shorted REIT CS Custom Basket	5.62%	Monthly	$—	$(212,465)
USD	7,883,250	07/22/24	Bank of America	BAML CS Custom Long Basket(a)	5.77%	Monthly	—	(74,865)
USD	15,763,319	07/22/24	Bank of America	BAML Equity Buyback USD Basket(a)	5.77%	Monthly	—	(163,251)
USD	7,821,072	07/22/24	Bank of America	(5.32)%	BAML CS Custom Short Basket(a)	Monthly	—	(15,101)
USD	49,440,545	07/19/24	Barclays Bank PLC	Shiller Barclays CAPE US Mid – Month Sector Market Hedged ER Index(a)	0.60%	At Maturity	—	(488,936)
USD	27,400,001	06/20/24	BNP Paribas	iBoxx $ Liquid High Yield Index	5.32%	Quarterly	—	(92,539)
USD	21,624,789	07/19/24	BNP Paribas	BNP Alpha Momentum ex-Agriculture and Livestock Net Index(a)	0.30%	At Maturity	—	(297,055)
USD	38,945,434	07/19/24	BNP Paribas	BNP Paribas PPP Long Term Value G10 USD Index(a)	0.00%	At Maturity	—	(353,788)
USD	17,468,386	07/19/24	BNP Paribas	BNP Paribas Buy Write Call Gold Daily Index(a)	0.50%	At Maturity	—	(282,361)
EUR	45,296,315	07/19/24	BNP Paribas	BNP Paribas Equity Low Vol Europe Index(a)	0.00%	At Maturity	—	(88,101)
USD	42,495,480	07/22/24	BNP Paribas	Alerian MLP Infrastructure Total Return Index	5.95%	Monthly	—	(530,637)
USD	19,623,193	07/22/24	Citigroup	Citi Equity US Tech Congestion Index Series 1(c)	0.00%	At Maturity	—	(121,418)

See Accompanying Notes to Consolidated Financial Statements.
20

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2024 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
USD	$2,890,477	02/14/25	Citigroup	Southwestern Energy Co.	5.67%	Monthly	$—	$(11,531)
USD	1,684,982	02/14/25	Citigroup	Juniper Networks, Inc.	5.67%	Monthly	—	(97,991)
USD	1,930,925	03/07/25	Citigroup	Catalent, Inc.	5.67%	Monthly	—	(39,621)
USD	568,941	03/07/25	Citigroup	Haynes International, Inc.	5.67%	Monthly	—	(2,449)
USD	1,817,261	03/28/25	Citigroup	(5.22)%	Capital One Financial Corp.	Monthly	—	(45,321)
USD	1,439,559	03/28/25	Citigroup	Vizio Holding Corp.	5.67%	Monthly	—	(25,349)
USD	3,010,653	04/14/25	Citigroup	(5.22)%	EQT Corp.	Monthly	—	(190,012)
USD	2,276,299	05/05/25	Citigroup	Nuvei Corp. Subordinate VTG	5.67%	Monthly	—	(15,475)
USD	2,765,084	05/12/25	Citigroup	Endeavor Group Holding-Class A	5.67%	Monthly	—	(7,246)
USD	2,774,242	05/12/25	Citigroup	Apartment Income REIT Co.	5.67%	Monthly	—	(1,786)
USD	1,655,337	05/12/25	Citigroup	Model N, Inc.	5.67%	Monthly	—	(1,341)
USD	2,664,571	07/22/24	Goldman Sachs	Bloomberg Precious Metals Index	0.07%	At Maturity	—	(57,808)
USD	49,411,587	07/22/24	Goldman Sachs	Goldman Sachs Commodity COT Strategy COT3(a)	0.00%	At Maturity	—	(253,614)
USD	49,563,147	07/22/24	Goldman Sachs	Goldman Sachs Commodity Strategy Index(a)	0.00%	At Maturity	—	(778)
USD	27,489,677	07/22/24	Goldman Sachs	Goldman Sachs VVOL Carry ER(a)	0.00%	At Maturity	—	(49,410)
USD	4,548,519	07/22/24	Goldman Sachs	Goldman Sachs RP Equity World Long Short SR 111 Excess Return Strategy	(0.60)%	At Maturity	—	(55,914)
USD	40,806,084	07/22/24	Goldman Sachs	Goldman Sachs RP 112 Long Short Series SR Excess Return Strategy(a)	(0.60)%	At Maturity	—	(619,639)
GBP	2,351,816	03/27/25	Goldman Sachs	Virgin Money U.K. PLC	5.68%	Monthly	—	(19,492)

See Accompanying Notes to Consolidated Financial Statements.
21

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2024 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
GBP	$446,257	03/28/25	Goldman Sachs	Virgin Money U.K. PLC	5.68%	Monthly	$—	$(3,699)
GBP	700,985	04/10/25	Goldman Sachs	Spirent Communications PLC	5.68%	Monthly	—	(3,799)
GBP	280,597	04/11/25	Goldman Sachs	Spirent Communications PLC	5.68%	Monthly	—	(2,208)
GBP	383,267	04/14/25	Goldman Sachs	Spirent Communications PLC	5.68%	Monthly	—	(3,593)
GBP	269,896	04/15/25	Goldman Sachs	Spirent Communications PLC	5.68%	Monthly	—	(1,661)
USD	50,901,449	07/17/24	JPMorgan Chase	J.P. Morgan Seasonal Spreads Portfolio Commodity Index(a)	0.60%	At Maturity	—	(181,798)
USD	25,900,000	07/22/24	JPMorgan Chase	J.P. Morgan EMBI Global Core	6.12%	At Maturity	—	(263,223)
USD	48,663,340	07/22/24	Societe Generale	SG U.S. Trend Index(b)	0.30%	At Maturity	—	(216,680)
							$—	$(4,891,955)
Total							$—	$1,711,557

(a)  The index constituents are available on the Fund's website.

(b)  The Index intends to track the performance of a strategy that trades the daily trend of the S&P 500 (the Underlying Index).

(c)  The index intends to track the performance of a strategy that trades the daily trend of the Nasdaq Global Index.

See Accompanying Notes to Consolidated Financial Statements.
22

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2024 (unaudited)

Written Options

Number of Contracts	Counterparty	Put Written Options	Expiration Date	Notional Amount	Premiums Received	Current Value	Net Unrealized Appreciation (Depreciation)
40	Goldman Sachs	S&P 500 Index, strike @ $5,010	05/17/24	$(4,000)	$(321,405)	$(193,000)	$128,405

Currency Abbreviations:

AUD = Australian Dollar

EUR = Euro

CAD = Canadian Dollar

GBP = British Pound

HKD = Hong Kong Dollar

JPY = Japanese Yen

USD = United States Dollar

U.S. Treasury securities in the amount of $ 1,380,000 was received at the custodian bank as collateral for OTC swaps.

See Accompanying Notes to Consolidated Financial Statements.
23

Credit Suisse Multialternative Strategy Fund
Consolidated Statement of Assets and Liabilities
April 30, 2024 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $155,430 (Cost $299,758,045) (Note 2)	$299,843,418[1]
Foreign currency at value (Cost $26,739)	25,281
Cash segregated at brokers for futures contracts, swap contracts and written options (Note 2)	95,843,644
Unrealized appreciation on open swap contracts (Note 2)	6,603,512
Variation margin receivable on futures contracts (Note 2)	794,645
Dividend and interest receivable	299,763
Receivable for Fund shares sold	257,960
Receivable for investments sold	461
Prepaid expenses and other assets	39,998
Total assets	403,708,682
Liabilities
Investment advisory fee payable (Note 3)	435,187
Administrative services fee payable (Note 3)	37,011
Shareholder servicing/Distribution fee payable (Note 3)	25,840
Unrealized depreciation on open swap contracts (Note 2)	4,891,955
Due to custodian	1,177,037
Net payable for open swap contracts	421,332
Outstanding written options, at value (Proceeds $321,405) (Note 2)	193,000
Payable upon return of securities loaned (Note 2)	155,430
Payable for Fund shares redeemed	25,950
Trustees' fee payable	7,691
Accrued expenses	102,653
Total liabilities	7,473,086
Net Assets
Capital stock, $.001 par value (Note 6)	43,135
Paid-in capital (Note 6)	393,127,736
Total distributable earnings (loss)	3,064,725
Net assets	$396,235,596
I Shares
Net assets	$344,545,741
Shares outstanding	37,426,361
Net asset value, offering price and redemption price per share	$9.21
A Shares
Net assets	$51,689,855
Shares outstanding	5,708,896
Net asset value and redemption price per share	$9.05
Maximum offering price per share (net asset value/(1-5.25%))	$9.55

1  Includes $143,778 of securities on loan.

See Accompanying Notes to Consolidated Financial Statements.
24

Credit Suisse Multialternative Strategy Fund
Consolidated Statement of Operations
For the Six Months Ended April 30, 2024 (unaudited)

Investment Income
Interest	$7,395,818
Dividends (net of foreign taxes withheld of $32,287)	640,155
Securities lending (net of rebates)	54,735
Total investment income	8,090,708
Expenses
Investment advisory fees (Note 3)	2,088,690
Administrative services fees (Note 3)	43,326
Shareholder servicing/Distribution fees (Note 3)
Class A	84,522
Transfer agent fees	115,978
Custodian fees	54,861
Trustees' fees	42,576
Registration fees	30,189
Audit and tax fees	24,962
Legal fees	22,568
Printing fees	15,771
Commitment fees (Note 4)	10,635
Insurance expense	6,441
Miscellaneous expense	5,127
Total expenses	2,545,646
Less: fees waived and expenses reimbursed (Note 3)	(754,023)
Net expenses	1,791,623
Net investment income	6,299,085
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts, Swap Contracts, Written Options and Foreign Currency
Net realized gain from investments	4,547,951
Net realized loss from futures contracts	(15,301,916)
Net realized gain from swap contracts	15,205,618
Net realized gain from written options	1,935,909
Net realized loss from foreign currency transactions	(21,985)
Net change in unrealized appreciation (depreciation) from investments	1,140,345
Net change in unrealized appreciation (depreciation) from futures contracts	(3,011,262)
Net change in unrealized appreciation (depreciation) from swap contracts	1,478,026
Net change in unrealized appreciation (depreciation) from written options	341,378
Net change in unrealized appreciation (depreciation) from foreign currency translations	260,287
Net realized and unrealized gain from investments, futures contracts, swap contracts, written options and foreign currency transactions	6,574,351
Net increase in net assets resulting from operations	$12,873,436

See Accompanying Notes to Consolidated Financial Statements.
25

Credit Suisse Multialternative Strategy Fund
Consolidated Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2024 (unaudited)	For the Year Ended October 31, 2023
From Operations
Net investment income	$6,299,085	$10,240,807
Net realized gain (loss) from investments, futures contracts, swap contracts, written options, foreign currency transactions and forward foreign currency contracts	6,365,577	(8,463,762)
Net change in unrealized appreciation (depreciation) from investments, futures contracts, swap contracts, written options, foreign currency translations and forward foreign currency contracts	208,774	879,050
Net increase in net assets resulting from operations	12,873,436	2,656,095
From Distributions
From distributable earnings
Class I	(9,486,775)	(7,402,872)
Class A	(1,903,266)	(237,778)
Net decrease in net assets resulting from distributions	(11,390,041)	(7,640,650)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	20,390,992	190,835,112
Reinvestment of distributions	11,378,505	7,532,720
Net asset value of shares redeemed	(33,677,593)	(67,177,534)
Net increase (decrease) in net assets from capital share transactions	(1,908,096)	131,190,298
Net increase (decrease) in net assets	(424,701)	126,205,743
Net Assets
Beginning of period	396,660,297	270,454,554
End of period	$396,235,596	$396,660,297

See Accompanying Notes to Consolidated Financial Statements.
26

Credit Suisse Multialternative Strategy Fund
Consolidated Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2024	For the Year Ended October 31,
	(unaudited)	2023	2022	2021	2020	2019
Per share data
Net asset value, beginning of period	$9.19[1]	$9.32	$9.58[1]	$9.53[1]	$9.86	$10.03[1]
INVESTMENT OPERATIONS
Net investment income (loss)[2]	0.15	0.28	0.10	(0.02)	0.04	0.06
Net gain (loss) from investments, futures contracts, swap contracts, written options, foreign currency transactions and forward foregin currency contracts (both realized and unrealized)	0.13	(0.15)	0.46	1.25	0.10	(0.06)
Total from investment operations	0.28	0.13	0.56	1.23	0.14	0.00[3]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.14)	(0.15)	(0.82)	(1.18)	(0.47)	—
Distributions from net realized gains	(0.12)	(0.11)	—	—	—	(0.17)
Total dividends and distributions	(0.26)	(0.26)	(0.82)	(1.18)	(0.47)	(0.17)
Net asset value, end of period	$9.21[1]	$9.19[1]	$9.32	$9.58[1]	$9.53[1]	$9.86
Total return[4]	3.18%	1.39%	6.25%	13.87%	1.46%	0.11%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$344,546	$326,370	$262,187	$18,749	$47,382	$74,486
Ratio of net expenses to average net assets	0.85%[5]	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets excluding securities sold short dividend expense	0.85%[5]	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	3.18%[5]	3.06%	1.13%	(0.16)%	0.38%	0.60%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.38%[5]	0.38%	0.58%	1.41%	1.09%	1.13%
Portfolio turnover rate[6]	112%	375%	482%	532%	571%	305%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and include change in share price and reinvestment of all distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

6  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Consolidated Financial Statements.
27

Credit Suisse Multialternative Strategy Fund
Consolidated Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2024	For the Year Ended October 31,
	(unaudited)	2023	2022	2021	2020	2019
Per share data
Net asset value, beginning of period	$9.03[1]	$9.16[1]	$9.43[1]	$9.39[1]	$9.73	$9.92[1]
INVESTMENT OPERATIONS
Net investment income (loss)[2]	0.13	0.25	0.04	(0.04)	(0.00)[3]	0.03
Net gain (loss) from investments, futures contracts, swap contracts, written options, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	0.13	(0.15)	0.49	1.24	0.10	(0.05)
Total from investment operations	0.26	0.10	0.53	1.20	0.10	(0.02)
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.12)	(0.12)	(0.80)	(1.16)	(0.44)	—
Distributions from net realized gains	(0.12)	(0.11)	—	—	—	(0.17)
Total dividends and distributions	(0.24)	(0.23)	(0.80)	(1.16)	(0.44)	(0.17)
Net asset value, end of period	$9.05	$9.03[1]	$9.16[1]	$9.43[1]	$9.39[1]	$9.73
Total return[4]	2.97%	1.15%	5.94%	13.64%	1.10%	(0.10)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$51,690	$70,290	$8,267	$5,763	$4,350	$994
Ratio of net expenses to average net assets	1.10%[5]	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of expenses to average net assets excluding securities sold short dividend expense	1.10%[5]	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income (loss) to average net assets	2.91%[5]	2.79%	0.47%	(0.42)%	(0.04)%	0.30%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.38%[5]	0.38%	0.58%	1.41%	1.09%	1.13%
Portfolio turnover rate[6]	112%	375%	482%	532%	571%	305%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and include change in share price, reinvestment of all distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

6  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Consolidated Financial Statements.
28

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements
April 30, 2024 (unaudited)

Note 1. Organization

Credit Suisse Multialternative Strategy Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks positive absolute returns. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

Credit Suisse Asset Management, LLC ("Credit Suisse" or the "Adviser"), an investment adviser registered with the Securities and Exchange Commission ("SEC") and as a Commodity Pool Operator with the Commodity Futures Trading Commission, was the investment adviser to the Fund during the six months ended April 30, 2024. The Fund intends to gain exposure to commodity derivatives through investing in a wholly-owned subsidiary, Credit Suisse Cayman Multialternative Strategy Fund, Ltd. (the "Subsidiary"), organized under the laws of the Cayman Islands. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Fund and the accompanying financial statements reflect the financial position of the Fund and the Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Fund and the Subsidiary and all intercompany transactions and balances have been eliminated. The Fund may invest up to 25% of its total assets in the Subsidiary. As of April 30, 2024, the Fund held $62,741,750 in the Subsidiary, representing 15.8% of the Fund's consolidated net assets. For the six months ended April 30, 2024, the net realized gain on securities and other financial instruments held in the Subsidiary was $2,029,508.

Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary, unless the context otherwise requires.

The Fund offers two classes of shares: Class I shares and Class A shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 5.25%. Class I shares are sold without a sales charge.

29

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its consolidated financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to the Adviser, who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value ("NAV") of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Option contracts on securities, currencies, indices, futures

30

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

contracts, swaps and other instruments are valued at the mid-point between the last bid and ask quotations as of the close of trading on the exchange on which the option is traded. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over the counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the NAV as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board's valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser's procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its NAV, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving

31

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$25,810,404	$15,279,550	$—	$41,089,954
United States Treasury Obligations	—	210,842,264	—	210,842,264
Short-term Investments	47,911,200	—	—	47,911,200
	$73,721,604	$226,121,814	$—	$299,843,418
Other Financial Instruments*
Futures Contracts	$7,431,309	$—	$—	$7,431,309
Swap Contracts	—	6,603,512	—	6,603,512
	$7,431,309	$6,603,512	$—	$14,034,821
Liabilities
Other Financial Instruments*
Futures Contracts	$6,297,118	$—	$—	$6,297,118
Swap Contracts	—	4,891,955	—	4,891,955
Written Options	193,000	—	—	193,000
	$6,490,118	$4,891,955	$—	$11,382,073

*  Other financial instruments include unrealized appreciation (depreciation) on futures and swaps. Written options are reported at value.

For the six months ended April 30, 2024, there were no transfers between Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

32

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund has adopted a derivatives risk management program pursuant to Rule 18f-4 under the 1940 Act in order to assess and manage the Fund's derivatives risk, taking into account the Fund's derivatives transactions and how these transactions interact with the Fund's other investments. Because the Fund engages in derivatives transactions beyond a certain amount in order to pursue its investment objectives and policies, the Fund is required to comply with value at risk ("VaR") based limits on its leverage risk. The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the six months ended April 30, 2024, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

The following table presents the fair value and the location of derivatives within the Consolidated Statement of Assets and Liabilities at April 30, 2024 and the effect of these derivatives on the Consolidated Statement of Operations for the six months ended April 30, 2024.

Primary Underlying Risk	Derivative Assets(1)	Derivative Liabilities(1)	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Foreign currency exchange rate
Futures contracts(2)	$304,892	$64,773	$(1,157,957)	$(131,257)
Swap contracts	284,866	—	141,715	42,296
Interest rate
Futures contracts(2)	1,408,001	2,345,012	(6,607,885)	58,053
Swap contracts	737,495	263,223	1,535,909	1,732,134
Equity price
Futures contracts(2)	2,725,263	716,339	(7,715,492)	(2,947,606)
Swap contracts	2,959,492	3,250,314	10,423,765	(426,823)
Written options	—	193,000	1,935,909	341,378
Credit risk
Swap contracts	—	92,539	1,396,484	326,836
Commodity price
Futures contracts(2)	2,993,153	3,170,994	179,418	9,548
Swap contracts	2,621,659	1,285,879	1,707,745	(196,417)
Total	$14,034,821	$11,382,073	$1,839,611	$(1,191,858)

(1)  Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

(2)  Includes cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Consolidated Statement of Assets and Liabilities.

33

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

For the six months ended April 30, 2024, the Fund held average monthly notional values of $249,125,883 and $288,169,908 in long futures contracts and short futures contracts, respectively, and $1,425,563,195 in swap contracts. For the six months ended April 30, 2024, the Fund received average monthly premiums of $390,233 from put written options contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including total return, credit default and interest rate swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at April 30, 2024:

Counterparty	Gross Amount of Derivative Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received(b)	Net Amount of Derivative Assets
Bank of America	$311,329	$(311,329)	$—	$—	$—
Barclays Bank PLC	896,466	(488,936)	—	—	407,530
BNP Paribas	60,666	(60,666)	—	—	—
Citigroup	827,809	(559,540)	—	—	268,269
Goldman Sachs	2,679,807	(1,264,615)	(1,380,000)	—	35,192
JPMorgan Chase	1,060,787	(445,021)	—	—	615,766
Morgan Stanley	182,482	—	—	—	182,482
Societe Generale	584,166	(216,680)	—	—	367,486
	$6,603,512	$(3,346,787)	$(1,380,000)	$—	$1,876,725
34

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at April 30, 2024:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
Bank of America	$465,682	$(311,329)	$—	$(154,353)	$—
Barclays Bank PLC	488,936	(488,936)	—	—	—
BNP Paribas	1,644,481	(60,666)	—	(1,583,815)	—
Citigroup	559,540	(559,540)	—	—	—
Goldman Sachs	1,264,615	(1,264,615)	—	—	—
JPMorgan Chase	445,021	(445,021)	—	—	—
Societe Generale	216,680	(216,680)	—	—	—
	$5,084,955	$(3,346,787)	$—	$(1,738,168)	$—

(a)  Swap contracts and written options are included. Written options are reported at market value.

(b)  The actual collateral pledged may be more than the amounts shown.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated into U.S. dollar amounts on the date of those transactions.

Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments, at the end of the period, resulting from changes in exchange rates.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations.

35

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative NAV of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded

36

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

partnerships ("Qualifying Income"). The Internal Revenue Service ("IRS") has issued a ruling that income realized from certain types of commodity-linked derivatives would not be Qualifying Income. As a result, the Fund's ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income.

If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns. The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the IRS and state departments of revenue.

G) CASH — The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

H) SHORT SALES — When the Fund engages in a short sale, the collateral for the short position will be maintained by the Fund's custodian or qualified sub-custodian. While the short sale is open, the Fund will maintain in a segregated account an amount of liquid securities equal in value to its obligation to the securities sold short. The collateral amounts required are determined daily by reference to the market value of the short positions. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund. The Fund's loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. Short sales also involve transaction and other costs that will reduce potential gains and increase potential Fund losses. The use by the Fund

37

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

of short sales in combination with long positions in the Fund in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund's long equity positions will decline in value at the same time that the value of the securities it has sold short increases, thereby increasing potential losses to the Fund. In addition, the Fund's short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the Fund. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund. At April 30, 2024, the Fund had no open short positions.

I) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in interest rates, equity and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses in the Consolidated Statement of Operations until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2024, the amount of restricted cash held at brokers related to open futures contracts was $26,980,947.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with

38

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Fund's pro-rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

J) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. At April 30, 2024, the Fund held no open forward currency contracts.

K) SWAPS — The Fund may enter into swaps either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. A centrally cleared swap is a transaction executed between the Fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the Fund exchanges cash flows. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund

39

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Fund may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell a credit default swap in an attempt to gain exposure to an underlying issuer's credit quality characteristics without investing directly in that issuer.

The Fund bears the risk of loss of the amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation from swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses from swap contracts. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the notional amount of the swap. Subsequent

40

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty. The Fund's open swap contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2024, the amounts of restricted cash held at brokers related to open swap contracts for the Fund was $55,473,481.

L) OPTION CONTRACTS — The Fund will enter into options contracts to gain exposure to risk volatility based assets. When the Fund purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised or closed are deducted from the cost or added to the proceeds on the underlying instrument or closing purchase transaction to determine the realized gain or loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

Exchange-traded options have standardized contracts and are settled through a clearinghouse with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund are limited. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. At April 30, 2024, the Fund's open written option contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2024, the amount of restricted cash held at brokers related to option contracts was $13,389,216.

M) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least

41

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. As of April 30, 2024, the Fund had outstanding loans of securities to certain approved brokers for which the Fund received collateral:

Market Value of Loaned Securities	Market Value of Cash Collateral	Total Collateral
$143,778	$155,430	$155,430

The following table presents financial instruments that are subject to enforceable netting arrangements as of April 30, 2024.

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Consolidated Statement of Assets and Liabilities(a)	Collateral Received(b)	Net Amount
$143,778	$(143,778)	$—

(a)  Represents market value of loaned securities at period end.

(b)  The actual collateral received is greater than the amount shown here due to collateral requirements of the security lending agreement.

The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. For the six months ended April 30, 2024, total earnings received in connection with securities lending arrangements was $323,116, of which $249,982 was rebated to borrowers (brokers). The Fund retained $54,735 in income, and SSB, as lending agent, was paid $18,399.

42

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

N) OTHER — In the normal course of business, the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including with respect to securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the consolidated financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Consolidated Statement of Assets and Liabilities.

O) FOREIGN INVESTMENTS RISK — The Fund may have elements of risk not typically associated with investments in the U.S. due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

Because the Fund may invest a significant portion of its assets in these markets, it is subject to greater risks of adverse events that occur in those markets and may experience greater volatility than a Fund that is more broadly diversified geographically.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse served as investment adviser and co-administrator for the Fund during the six months ended April 30, 2024. For its investment advisory and administration services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 1.04% of the Fund's average daily net assets. For the six months ended April 30, 2024, investment advisory and administration fees earned and fees waived/expenses reimbursed by Credit Suisse were $2,088,690 and $754,023, respectively. Credit Suisse has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 0.85% of the Fund's average daily net assets for Class I shares and 1.10% of the Fund's average daily net assets for Class A shares. The Fund is authorized to reimburse

43

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2024 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

Credit Suisse for management fees previously waived and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursement must be paid at a date not more than thirty-six months following the applicable month during which such fees were waived or expenses were paid by Credit Suisse and the reimbursement does not cause the applicable class's aggregate expenses, on an annualized basis, to exceed either (i) the applicable expense limitation in effect at the time such fees were waived or such expenses were paid by Credit Suisse or (ii) the applicable expense limitation in effect at the time of such reimbursement. This contract may not be terminated before February 28, 2025. For the six months ended April 30, 2024, there was no recoupment.

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at April 30, 2024 are as follows:

	Fee waivers/expense reimbursements subject to recoupment	Expires October 31, 2024	Expires October 31, 2025	Expires October 31, 2026	Expires October 31, 2027
Class I	$2,553,287	$330,661	$542,432	$1,053,076	$627,118
Class A	510,116	67,926	77,569	237,716	126,905
Totals	$3,063,403	$398,587	$620,001	$1,290,792	$754,023

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, served as the distributor of the Fund's shares during the six months ended April 30, 2024. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the six months ended April 30, 2024, the Fund paid Rule 12b-1 distribution fees of $84,522 for Class A shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $125 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing boards of the Participating Funds. In addition,

44

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2024 (unaudited)

Note 4. Line of Credit (continued)

the Participating Funds pay interest on borrowings at either the Federal Funds Effective rate or the Overnight Bank Funding rate plus a spread. At April 30, 2024 and for the six months ended April 30, 2024, the Fund had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2024, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$67,280,673	$91,714,109	$0	$0

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $0.001 par value per share. The Fund offers Class I and Class A shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2024 (unaudited)		For the Year Ended October 31, 2023
	Shares	Value	Shares	Value
Shares sold	2,182,673	$20,036,180	12,852,027	$117,455,361
Shares issued in reinvestment of distributions	1,045,951	9,486,775	799,167	7,304,387
Shares redeemed	(1,335,106)	(12,347,601)	(6,256,423)	(56,312,623)
Net increase	1,893,518	$17,175,354	7,394,771	$68,447,125
	Class A
	For the Six Months Ended April 30, 2024 (unaudited)		For the Year Ended October 31, 2023
	Shares	Value	Shares	Value
Shares sold	39,569	$354,812	8,098,012	$73,379,751
Shares issued in reinvestment of distributions	211,840	1,891,730	25,370	228,333
Shares redeemed	(2,328,900)	(21,329,992)	(1,239,129)	(10,864,911)
Net increase (decrease)	(2,077,491)	$(19,083,450)	6,884,253	$62,743,173

45

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2024 (unaudited)

Note 6. Capital Share Transactions (continued)

On April 30, 2024, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	3	97%
Class A	1	95%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Subsequent Events

On May 1, 2024, Credit Suisse Asset Management, LLC ("Credit Suisse") merged into UBS Asset Management (Americas) LLC ("UBS AM (Americas)"), with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Fund. Also on May 1, 2024, UBS Asset Management (US) Inc. replaced CSSU as the Fund's underwriter and distributor.

46

Credit Suisse Multialternative Strategy Fund
Change in Independent Registered Public Accounting Firm (unaudited)

On April 23, 2024, the Fund's Board approved the dismissal of PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm for the Fund, due to PwC's ceasing to be deemed an independent registered public accounting firm with respect to the Fund after April 30, 2024. The Board's decision to approve the dismissal of PwC was recommended by the Audit Committee of the Board. PwC's reports on the Fund's financial statements for the fiscal periods ended October 31, 2023 and October 31, 2022 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Fund's fiscal periods ended October 31, 2023 and October 31, 2022 and the subsequent interim period through April 23, 2024, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund's financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

Upon the recommendation of the Audit Committee of the Fund's Board, the Fund's Board approved the engagement of Ernst & Young LLP ("EY") as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2024. During the Fund's fiscal periods ended October 31, 2023 and October 31, 2022 and the subsequent interim period through June 19, 2024, neither the Fund, nor anyone on its behalf, consulted with EY on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

47

Credit Suisse Multialternative Strategy Fund
Liquidity Risk Management Program (unaudited)

The Fund has adopted and implemented a written liquidity risk management program (the "Liquidity Program") in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended. The Liquidity Program seeks to assess and manage the Fund's liquidity risk, i.e., the risk that the Fund is unable to satisfy redemption requests without significantly diluting remaining investors' interests in the Fund. The Board has designated the Fund's investment adviser to administer the Liquidity Program (the "Program Administrator"). Prior to May 1, 2024, Credit Suisse Asset Management, LLC served as Program Administrator. Effective May 1, 2024, UBS Asset Management (Americas) LLC serves as the Program Administrator. Certain aspects of the Liquidity Program rely on third parties to perform certain functions, including the provision of market data and application of models.

Under the Liquidity Program, the Program Administrator assesses, manages and periodically reviews the Fund's liquidity risk and classifies each investment held by the Fund as a "highly liquid investment," "moderately liquid investment," "less liquid investment" or "illiquid investment." The liquidity of the Fund's portfolio investments is determined based on relevant market, trading and investment-specific considerations under the Liquidity Program.

During the six months ended April 30, 2024, the Trust's Board received reports from the Program Administrator that included information to address the operations of the Liquidity Program and assess its adequacy and effectiveness of implementation during the period covered by the reports. The reports indicated that the Liquidity Program is reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the reporting period.

There can be no assurance that the Liquidity Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to illiquidity risk and other risks to which it may be subject.

48

Credit Suisse Multialternative Strategy Fund
Notice of Privacy and Information Practices (unaudited)

At UBS AM (Americas), we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by UBS AM (Americas).

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

49

Credit Suisse Multialternative Strategy Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 14, 2024.

50

Credit Suisse Multialternative Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund's Forms N-PORT and N-Q are available on the SEC's website at www.sec.gov.

51

P.O. BOX 219916, KANSAS CITY, MO 64121-9916

877-870-2874 ◼ www.credit-suisse.com/us/funds

UBS Asset Management (US) Inc., DISTRIBUTOR.  MSF-SAR-0424

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2024
  (unaudited)

◼  CREDIT SUISSE
MANAGED FUTURES STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, the Distributor for the six months ended April 30, 2024, is located at Eleven Madison Avenue, New York, NY 10010. UBS Asset Management (US) Inc. became the new distributor as of May 1, 2024. The Credit Suisse Funds were advised by Credit Suisse Asset Management, LLC for the six months ended April 30, 2024. UBS Asset Management (Americas) LLC became the investment manager on May 1, 2024 pursuant an internal merger between Credit Suisse Asset Management LLC and UBS Asset Management (Americas) LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of UBS Asset Management (Americas) LLC or any affiliate, are not FDIC-insured and are not guaranteed by UBS Asset Management (Americas) LLC or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report
April 30, 2024 (unaudited)

April 30, 2024

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Managed Futures Strategy Fund (the "Fund") for the six-month period ended April 30, 2024 (the "Period").

Performance Summary
11/1/2023 – 4/30/2024

Fund & Benchmark	Performance
Class I1	0.10%
Class A1,2	-0.05%
Class C1,2	-0.46%
Credit Suisse Managed Futures Liquid Index[3]	-0.16%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 5.25% and 1.00%, respectively.2

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund has entered into a written contract limiting operating expenses to 1.55% of the fund's average daily net assets for Class A shares, 2.30% of the fund's average daily net assets for Class C shares, and 1.30% of the fund's average daily net assets for Class I shares at least through February 28, 2025. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.25%), was (5.32)%. Total return for the Fund's Class C shares for the reporting period, based on redemption value including Contingent Deferred Sales Charge ("CDSC") of 1.00%, was (1.45)%.

3  The Credit Suisse Managed Futures Liquid Index is a broadly diversified futures index currently composed of 14 futures contracts and 4 commodity indices which provide exposure to the asset classes. The Index uses a proprietary quantitative methodology to seek to identify price trends in each of the asset classes over a variety of time horizons. Components of the Index, which may change from time to time, are positioned either long or short based on the price trends within the asset classes determined using the Index's quantitative methodology. The Index does not have transaction costs and investors may not invest directly in the Index.

Market Review: Late cycle data dependence

The conundrum of attempting to manage the lagged effects of restrictive monetary policy through forward guidance engrossed markets during the Period. Central bank data dependence amplified the significance of incoming economic data, whipsawing fixed income and currency markets, as suggestions of a soft landing buoyed investor confidence, buttressing uptrends in equity and commodity markets. The Credit Suisse Managed Futures Liquid Index (the "Index") returned -0.16% for the Period.

1

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2024 (unaudited)

In the closing months of 2023, US continuing unemployment claims rose to their highest level in almost two years, underscoring the emergence of a more balanced labor market and dramatically reducing the perceived risk of a wage-price spiral taking hold. The Federal Reserve shifted toward a more dovish stance, reassuring investors reviewing their asset allocation targets ahead of year-end. Interest rate markets rallied. Commodity markets wobbled amidst burgeoning energy inventories, a dissipating Middle East war risk premium, and lethargic Chinese economic activity. The US Dollar lost some of its luster as investors celebrated the apparent slaying of the inflation dragon and capital flowed out of safe havens into riskier assets. While Chinese equities faded on lackluster economic data and investor concerns regarding government measures designed to shore up domestic stocks, markets elsewhere rebounded sharply.

In the new year, global interest rates reversed and drifted higher. European Central Bank board member Isabel Schnabel's February comments to the Financial Times that "the last mile of disinflation may be the most difficult one" rung throughout the Period, with the real economy showing signs of reaccelerating in reaction to lower terminal policy rate expectations. Commodity markets found footing with energy prices soaring on the back of improving prospects for global growth, sustained military conflict proximate to key production zones, and logistical bottlenecks. The Japanese Yen continued to depreciate as the Bank of Japan struck a dovish tone in emphasizing gradualism. Throughout the Period, Commodity currencies appreciated, while the US Dollar fluctuated in reaction to US primary elections and incoming economic data. Global equity markets benefitted from positive fourth quarter 2023 corporate earnings results, upbeat economic data, and constructive investor sentiment before fading in April as the weight of deteriorating international relations and rising interest rates began to be felt.

Strategic Review and Outlook: Neither here nor there

The Fund seeks to give investors industry representative and cost-efficient access to managed futures by aiming to capture the most significant trends across major asset classes — fixed income, commodities, currencies, and equities.

For the Period, the Fund generated a modest gain, slightly outperforming the Index.

The Fund's exposure to fixed income instruments detracted from Fund performance during the Period. The Fund's positioning in the asset class whipsawed, moving from short in November to long in December to short once again in April. The asset class incurred widespread losses, particularly in the first quarter of 2024 as economies globally showed signs of reaccelerating on

2

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2024 (unaudited)

improving consumer sentiment and key interest rates moved higher. The Fund finished the Period net short in the asset class.

Commodity exposures contributed to Fund performance for the Period. Fund positioning shifted from short-biased to long-biased in March, and the program generated gains on both long and short positioning during the Period. Short-biased Agriculture exposure profited from the confluence of faltering demand from China, high inventory levels, inexpensive supply from Russia, and favorable growing conditions across important geographies. Energy positioning also contributed as short exposures gained with expanding inventory levels even as the Israeli-Palestinian conflict mushroomed and frayed previously stable international relations. Short Industrials Metals and Precious Metals positioning struggled for most of the Period before flipping long and generating healthy gains later. The Fund held mixed but long-biased exposure within the asset class at the end of April.

Currencies detracted. The Fund began the Period with across-the-board short currency (long US Dollar) positioning, but the greenback's upward momentum stalled abruptly as US interest rates declined, CNN poll results in the battleground states of Georgia and Michigan underscored the fractious state of US politics and the fragility of the Biden administration's grip on power, and the US gross national debt crossed $34 trillion. Fluctuating commodity prices brought choppiness to the Australian Dollar and Canadian Dollar, which, together with European currency exposures, drove program losses. Short Japanese Yen exposure proved the bright spot, as Bank of Japan dovishness perpetuated the Japanese Yen's ongoing downward slide. The Fund held across-the-board short (long US Dollar) currency exposure at the end of the Period.

The Fund's equity exposures contributed to performance during the Period. During the closing months of 2023, the Fund's positioning in the asset class turned constructive as investors recalibrated their inflation and policy rate expectations. Upbeat economic data, broadly dovish central bank guidance, and solid fourth quarter 2023 earnings reports sustained the sanguine sentiment until April, when the sobering reality of higher interest rates, large currency moves, and escalating military conflict surfaced. While long-biased exposures generally contributed, shifty FTSE 100 and short Hang Seng positioning detracted as markets absorbed unsteady inflation data in the UK and a raft of government policy initiatives and evidence of green shoots in China. The Fund ended the Period net long Equities.

3

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2024 (unaudited)

The Quantitative Investment Strategies Group

Yung-Shin Kung

The Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Fund's investment in alternative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly in investments involving leverage.

The use of alternative assets and strategies entails substantial risks, including risk of loss of principal, commodity exposure risks, correlation risk, counterparty risk, credit risk, currency risk, derivatives risk, equity exposure risk, fixed income risk, foreign securities risk, forwards risk, futures contracts risk, interest rate risk, leveraging risk, manager/model risk, market risk, model and style risk, non-diversified status, options risk, portfolio turnover risk, repurchase agreement risk, short position risk, speculative exposure risk, subsidiary risk, swap agreements risk, tax risk and U.S. government securities risk. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments, and government regulation, and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated, or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of April 30, 2024; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

4

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2024 (unaudited)

Average Annual Returns as of April 30, 20241

	6 Months	1 Year	5 Years	10 Years
Class I	0.10%	(0.63)%	4.60%	4.05%
Class A Without Sales Charge	(0.05)%	(0.90)%	4.33%	3.79%
Class A With Maximum Sales Charge	(5.32)%	(6.08)%	3.21%	3.24%
Class C Without CDSC	(0.46)%	(1.70)%	3.54%	3.00%
Class C With CDSC	(1.45)%	(2.68)%	3.54%	3.00%

Returns represent past performance and include change in share price and reinvestment of dividends, capital gains, and return of capital distributions, if any. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annual gross expense ratios as in the February 28, 2024 Prospectus are 1.35% for Class I shares, 1.60% for Class A shares and 2.35% for Class C shares. The annual net expense ratios after fee waivers and/or expense reimbursements as in the February 28, 2024 Prospectus are 1.33% for Class I shares, 1.58% for Class A shares and 2.33% for Class C shares.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund has entered into a written contract to limit operating expenses to 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares and 2.30% of the Fund's average daily net assets for Class C shares through at least February 28, 2025. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

5

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2024 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended April 30, 2024.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

6

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2024 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended April 30, 2024

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 11/01/23	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/24	$1,001.00	$999.50	$995.40
Expenses Paid per $1,000*	$6.47	$7.71	$11.41
Hypothetical 5% Fund Return
Beginning Account Value 11/01/23	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/24	$1,018.40	$1,017.16	$1,013.43
Expenses Paid per $1,000*	$6.52	$7.77	$11.51
	Class I	Class A	Class C
Annualized Expense Ratios*	1.30%	1.55%	2.30%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

Portfolio Breakdown**

United States Treasury Obligations	87.30%
Short-Term Investment	12.70
Total	100.00%

**  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

Derivatives are not reflected in amounts reported above.

7

Credit Suisse Managed Futures Strategy Fund
Consolidated Schedule of Investments
April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES TREASURY OBLIGATIONS (74.2%)
$10,000	U.S. Treasury Bills(1)	(AA+, Aaa)	05/16/24	4.955	$9,978,083
19,500	U.S. Treasury Bills(1)	(AA+, Aaa)	06/13/24	5.091	19,377,202
10,000	U.S. Treasury Bills(1)	(AA+, Aaa)	07/11/24	5.040	9,896,360
10,000	U.S. Treasury Bills(1)	(AA+, Aaa)	08/08/24	5.156	9,856,106
19,500	U.S. Treasury Bills(1)	(AA+, Aaa)	09/05/24	5.123	19,141,372
10,000	U.S. Treasury Bills(1)	(AA+, Aaa)	10/03/24	5.141	9,777,187
10,000	U.S. Treasury Bills(1)	(AA+, Aaa)	10/31/24	4.853	9,737,700
19,500	U.S. Treasury Bills(1)	(AA+, Aaa)	11/29/24	4.583	18,914,924
10,000	U.S. Treasury Bills(1)	(AA+, Aaa)	12/26/24	4.615	9,666,396
10,000	U.S. Treasury Bills(1)	(AA+, Aaa)	01/23/25	4.710	9,630,669
19,500	U.S. Treasury Bills(1)	(AA+, Aaa)	02/20/25	4.823	18,700,243
10,000	U.S. Treasury Bills(1)	(AA+, Aaa)	03/20/25	4.909	9,551,361
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $154,406,082)					154,227,603
Shares
SHORT-TERM INVESTMENTS (10.8%)
22,427,932	State Street Institutional U.S. Government Money Market Fund — Premier Class, 5.26% (Cost $22,427,932)				22,427,932
TOTAL INVESTMENTS AT VALUE (85.0%) (Cost $176,834,014)					176,655,535
OTHER ASSETS IN EXCESS OF LIABILITIES (15.0%)					31,128,009
NET ASSETS (100.0%)					$207,783,544

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Securities are zero coupon. Rate presented is cost yield as of April 30, 2024.

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Index Contracts
EURO Stoxx 50 Index Futures	EUR	Jun 2024	542	$28,379,755	$(276,193)
FTSE 100 Index Futures	GBP	Jun 2024	371	37,900,137	1,756,653
Nikkei 225 Index Futures OSE	JPY	Jun 2024	92	22,490,643	(795,688)
S&P 500 E Mini Index Futures	USD	Jun 2024	100	25,335,000	(510,708)
					$174,064

See Accompanying Notes to Consolidated Financial Statements.
8

Credit Suisse Managed Futures Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2024 (unaudited)

Futures Contracts (continued)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Sell
Foreign Exchange Contracts
AUD Currency Futures	USD	Jun 2024	(598)	$(38,822,160)	$(283,915)
CAD Currency Futures	USD	Jun 2024	(913)	(66,397,925)	1,073,981
EUR Currency Futures	USD	Jun 2024	(491)	(65,662,044)	509,674
GBP Currency Futures	USD	Jun 2024	(777)	(60,737,119)	(350,772)
JPY Currency Futures	USD	Jun 2024	(301)	(24,036,731)	1,806,277
					$2,755,245
Index Contracts
Hang Seng Index Futures	HKD	May 2024	(21)	(2,378,785)	$(78,403)
Interest Rate Contracts
10YR Japanese Bond Futures	JPY	Jun 2024	(145)	(133,145,871)	$(172,710)
10YR U.S. Treasury Note Futures	USD	Jun 2024	(405)	(43,512,188)	1,120,482
EURO Bund Futures	EUR	Jun 2024	(388)	(53,966,158)	708,003
Long Gilt Futures	GBP	Jun 2024	(304)	(36,459,018)	376,529
					$2,032,304
Total Net Unrealized Appreciation (Depreciation)					$4,883,210

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
USD	$4,513,332	07/22/24	Bank of America	(0.06)%	Bloomberg Agriculture Index	At Maturity	$—	$50,574
USD	4,817,163	07/22/24	Bank of America	(0.06)%	Bloomberg Energy Index	At Maturity	—	42,716
USD	27,335,586	07/22/24	Goldman Sachs	Bloomberg Industrial Metals Index	0.10%	At Maturity	—	1,671,753
USD	3,803,571	07/22/24	Goldman Sachs	(0.04)%	Bloomberg Agriculture Index	At Maturity	—	17,310
							$—	$1,782,353

See Accompanying Notes to Consolidated Financial Statements.
9

Credit Suisse Managed Futures Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2024 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
USD	$27,931,018	07/22/24	Goldman Sachs	Bloomberg Precious Metals Index	0.07%	At Maturity	$—	$(605,970)
							$—	$(605,970)
						Total	$—	$1,176,383

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

EUR = Euro

GBP = British Pound

HKD = Hong Kong Dollar

JPY = Japanese Yen

USD = United States Dollar

See Accompanying Notes to Consolidated Financial Statements.
10

Credit Suisse Managed Futures Strategy Fund
Consolidated Statement of Assets and Liabilities
April 30, 2024 (unaudited)

Assets
Investments at value (Cost $176,834,014) (Note 2)	$176,655,535
Cash segregated at brokers for futures contracts and swap contracts (Note 2)	28,461,875
Variation margin receivable on futures contracts (Note 2)	1,822,302
Unrealized appreciation on open swap contracts (Note 2)	1,782,353
Interest receivable	92,639
Receivable for Fund shares sold	78,324
Net receivable for open swap contracts	3,470
Prepaid expenses	30,782
Total assets	208,927,280
Liabilities
Investment advisory fee payable (Note 3)	311,838
Administrative services fee payable (Note 3)	15,586
Shareholder servicing/Distribution fee payable (Note 3)	3,481
Unrealized depreciation on open swap contracts (Note 2)	605,970
Payable for Fund shares redeemed	55,484
Trustees' fee payable	7,691
Due to custodian for foreign currency at value (Cost $337)	333
Accrued expenses	143,353
Total liabilities	1,143,736
Net Assets
Capital stock, $.001 par value (Note 6)	21,920
Paid-in capital (Note 6)	224,411,392
Total distributable earnings (loss)	(16,649,768)
Net assets	$207,783,544
I Shares
Net assets	$199,264,699
Shares outstanding	21,005,755
Net asset value, offering price and redemption price per share	$9.49
A Shares
Net assets	$8,498,382
Shares outstanding	912,038
Net asset value and redemption price per share	$9.32
Maximum offering price per share (net asset value/(1-4.75%))	$9.78
C Shares
Net assets	$20,463
Shares outstanding	2,360
Net asset value and offering price per share	$8.67

See Accompanying Notes to Consolidated Financial Statements.
11

Credit Suisse Managed Futures Strategy Fund
Consolidated Statement of Operations
For the Six Months Ended April 30, 2024 (unaudited)

Investment Income
Interest	$5,219,298
Total investment income	5,219,298
Expenses
Investment advisory fees (Note 3)	1,078,615
Administrative services fees (Note 3)	23,540
Shareholder servicing/Distribution fees (Note 3)
Class A	10,111
Class C	126
Transfer agent fees	175,427
Trustees' fees	42,576
Registration fees	35,034
Printing fees	34,867
Audit and tax fees	29,211
Custodian fees	23,405
Legal fees	20,429
Commitment fees (Note 4)	10,065
Insurance expense	6,569
Miscellaneous expense	5,413
Total expenses	1,495,388
Less: fees waived and expenses reimbursed (Note 3)	(136,883)
Net expenses	1,358,505
Net investment income	3,860,793
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts, Swap Contracts and Foreign Currency
Net realized loss from investments	(45,503)
Net realized loss from futures contracts	(4,434,870)
Net realized gain from swap contracts	896,804
Net realized gain from foreign currency transactions	11,727
Net change in unrealized appreciation (depreciation) from investments	58,908
Net change in unrealized appreciation (depreciation) from futures contracts	(3,164,718)
Net change in unrealized appreciation (depreciation) from swap contracts	1,342,014
Net change in unrealized appreciation (depreciation) from foreign currency translations	33,450
Net realized and unrealized loss from investments, futures contracts, swap contracts and foreign currency transactions	(5,302,188)
Net decrease in net assets resulting from operations	$(1,441,395)

See Accompanying Notes to Consolidated Financial Statements.
12

Credit Suisse Managed Futures Strategy Fund
Consolidated Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2024 (unaudited)	For the Year Ended October 31, 2023
From Operations
Net investment income	$3,860,793	$8,806,352
Net realized loss from investments, futures contracts, swap contracts and foreign currency transactions	(3,571,842)	(33,937,885)
Net change in unrealized appreciation (depreciation) from investments, futures contracts, swap contracts and foreign currency translations	(1,730,346)	(4,577,508)
Net decrease in net assets resulting from operations	(1,441,395)	(29,709,041)
From Distributions
From distributable earnings
Class I	(1,016,487)	(65,142,642)
Class A	(22,549)	(3,766,377)
Class C	—	(109,416)
Net decrease in net assets resulting from distributions	(1,039,036)	(69,018,435)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	40,656,964	99,232,556
Reinvestment of distributions	980,257	66,170,622
Net asset value of shares redeemed	(88,707,444)	(272,315,569)
Net decrease in net assets from capital share transactions	(47,070,223)	(106,912,391)
Net decrease in net assets	(49,550,654)	(205,639,867)
Net Assets
Beginning of period	257,334,198	462,974,065
End of period	$207,783,544	$257,334,198

See Accompanying Notes to Consolidated Financial Statements.
13

Credit Suisse Managed Futures Strategy Fund
Consolidated Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2024	For the Year Ended October 31,
	(unaudited)	2023	2022	2021	2020	2019
Per share data
Net asset value, beginning of period	$9.53	$12.31	$11.05	$9.26	$9.94	$9.79
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.17	0.28	(0.06)	(0.13)	(0.03)	0.04
Net gain (loss) from investments, futures contracts, swap contracts and foreign currency transactions (both realized and unrealized)	(0.16)	(1.19)	2.18	1.92	(0.48)	0.11
Total from investment operations	0.01	(0.91)	2.12	1.79	(0.51)	0.15
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.05)	(0.45)	(0.86)	—	(0.17)	—
Distributions from net realized gains	—	(1.42)	—	—	—	—
Total dividends and distributions	(0.05)	(1.87)	(0.86)	—	(0.17)	—
Net asset value, end of period	$9.49	$9.53	$12.31	$11.05	$9.26	$9.94
Total return[2]	0.10%	(7.92)%	21.09%	19.33%	(5.22)%	1.53%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$199,265	$247,916	$434,818	$382,293	$282,365	$318,590
Ratio of net expenses to average net assets	1.30%[3]	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of net investment income (loss) to average net assets	3.73%[3]	2.76%	(0.52)%	(1.28)%	(0.34)%	0.42%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.13%[3]	0.02%	—%	0.02%	0.05%	0.02%
Portfolio turnover rate[4]	—%	—%	—%	—%	—%	—%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and include change in share price and reinvestment of all distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

4  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Consolidated Financial Statements.
14

Credit Suisse Managed Futures Strategy Fund
Consolidated Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2024	For the Year Ended October 31,
	(unaudited)	2023	2022	2021	2020	2019
Per share data
Net asset value, beginning of period	$9.35	$12.11	$10.88	$9.14	$9.82	$9.69
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.16	0.24	(0.08)	(0.16)	(0.05)	0.01
Net gain (loss) from investments, futures contracts, swap contracts and foreign currency transactions (both realized and unrealized)	(0.17)	(1.16)	2.14	1.90	(0.49)	0.12
Total from investment operations	(0.01)	(0.92)	2.06	1.74	(0.54)	0.13
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.02)	(0.42)	(0.83)	—	(0.14)	—
Distributions from net realized gains	—	(1.42)	—	—	—	—
Total dividends and distributions	(0.02)	(1.84)	(0.83)	—	(0.14)	—
Net asset value, end of period	$9.32	$9.35	$12.11	$10.88	$9.14	$9.82
Total return[2]	(0.05)%	(8.15)%	20.83%	19.04%	(5.53)%	1.34%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$8,498	$9,350	$27,406	$15,682	$12,506	$24,234
Ratio of net expenses to average net assets	1.55%[3]	1.55%	1.55%	1.55%	1.55%	1.55%
Ratio of net investment income (loss) to average net assets	3.47%[3]	2.45%	(0.68)%	(1.53)%	(0.51)%	0.14%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.13%[3]	0.02%	—%	0.02%	0.05%	0.02%
Portfolio turnover rate[4]	—%	—%	—%	—%	—%	—%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and include change in share price, reinvestment of all distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

4  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Consolidated Financial Statements.
15

Credit Suisse Managed Futures Strategy Fund
Consolidated Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2024	For the Year Ended October 31,
	(unaudited)	2023	2022	2021	2020	2019
Per share data
Net asset value, beginning of period	$8.71	$11.39	$10.28	$8.70	$9.35[1]	$9.29
INVESTMENT OPERATIONS
Net investment income (loss)[2]	0.12	0.17	(0.16)	(0.22)	(0.14)	(0.06)
Net gain (loss) from investments, futures contracts, swap contracts and foreign currency transactions (both realized and unrealized)	(0.16)	(1.10)	2.02	1.80	(0.44)	0.12
Total from investment operations	(0.04)	(0.93)	1.86	1.58	(0.58)	0.06
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	(0.33)	(0.75)	—	(0.07)	—
Distributions from net realized gains	—	(1.42)	—	—	—	—
Total dividends and distributions	—	(1.75)	(0.75)	—	(0.07)	—
Net asset value, end of period	$8.67	$8.71	$11.39	$10.28	$8.70	$9.35[1]
Total return[3]	(0.46)%	(8.80)%	19.83%	18.16%	(6.24)%	0.65%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$20	$68	$750	$820	$880	$324
Ratio of net expenses to average net assets	2.30%[4]	2.30%	2.30%	2.30%	2.30%	2.30%
Ratio of net investment income (loss) to average net assets	2.76%[4]	1.81%	(1.52)%	(2.28)%	(1.56)%	(0.64)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.13%[4]	0.02%	—%	0.02%	0.05%	0.02%
Portfolio turnover rate[5]	—%	—%	—%	—%	—%	—%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and include change in share price, reinvestment of all distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

5  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Consolidated Financial Statements.
16

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
April 30, 2024 (unaudited)

Note 1. Organization

Credit Suisse Managed Futures Strategy Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks to achieve investment results that correspond generally to the risk and return patterns of managed futures funds. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

Credit Suisse Asset Management, LLC ("Credit Suisse" or the "Adviser"), an investment adviser registered with the Securities and Exchange Commission ("SEC") and as a Commodity Pool Operator with the Commodity Futures Trading Commission, was the investment adviser to the Fund during the six months ended April 30, 2024. The Fund seeks to achieve its investment objective by investing directly and/or indirectly through the Credit Suisse Cayman Managed Futures Strategy Fund, Ltd. (the "Subsidiary"), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands, in a combination of securities and derivative instruments. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures, as well as other types of futures, swaps and options. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Fund and the accompanying financial statements reflect the financial position of the Fund and the Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Fund and the Subsidiary and all intercompany transactions and balances have been eliminated. The Fund may invest up to 25% of its total assets in the Subsidiary. As of April 30, 2024, the Fund held $37,682,055 in the Subsidiary, representing 18.1% of the Fund's consolidated net assets. For the six months ended April 30, 2024, the net realized gain on securities and other financial instruments held in the Subsidiary was $888,453.

Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary, unless the context otherwise requires.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 5.25%. Class C shares are sold subject

17

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2024 (unaudited)

Note 1. Organization (continued)

to a contingent deferred sales charge ("CDSC") of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge. Effective June 30, 2021, Class C shares, upon the eight year anniversary of purchase, will convert to Class A shares.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its consolidated financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to the Adviser, who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value ("NAV") of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a

18

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over the counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the NAV as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board's valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser's procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its NAV, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

19

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Treasury Obligations	$—	$154,227,603	$—	$154,227,603
Short-term Investments	22,427,932	—	—	22,427,932
	$22,427,932	$154,227,603	$—	$176,655,535
Other Financial Instruments*
Futures Contracts	$7,351,599	$—	$—	$7,351,599
Swap Contracts	—	1,782,353	—	1,782,353
	$7,351,599	$1,782,353	$—	$9,133,952
Liabilities
Other Financial Instruments*
Futures Contracts	$2,468,389	$—	$—	$2,468,389
Swap Contracts	—	605,970	—	605,970
	$2,468,389	$605,970	$—	$3,074,359

*  Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

For the six months ended April 30, 2024, there were no transfers between Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund has adopted a derivatives risk management program pursuant to Rule 18f-4 under the 1940 Act in order to assess and manage the Fund's derivatives risk, taking into account the Fund's derivatives transactions and how these transactions interact with the Fund's other investments. Because the Fund engages in derivatives transactions beyond a certain amount in order

20

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

to pursue its investment objectives and policies, the Fund is required to comply with value at risk ("VaR") based limits on its leverage risk. The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the six months ended April 30, 2024, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

The following table presents the fair value and the location of derivatives within the Consolidated Statement of Assets and Liabilities at April 30, 2024 and the effect of these derivatives on the Consolidated Statement of Operations for the six months ended April 30, 2024.

Primary Underlying Risk	Derivative Assets(1)	Derivative Liabilities(1)	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Foreign currency exchange rate
Futures contracts(2)	$3,389,932	$634,687	$(6,388,493)	$(1,776,558)
Index Contracts
Futures contracts(2)	1,756,653	1,660,992	6,689,972	189,059
Swap contracts	1,782,353	605,970	896,804	1,342,014
Interest rate
Futures contracts(2)	2,205,014	172,710	(4,736,349)	(1,577,219)
Total	$9,133,952	$3,074,359	$(3,538,066)	$(1,822,704)

(1)  Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

(2)  Includes cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Consolidated Statement of Assets and Liabilities.

The notional amount of futures contracts and swap contracts open at April 30, 2024 is reflected in the Consolidated Schedule of Investments. For the six months ended April 30, 2024, the Fund held average monthly notional values of $244,205,844, $264,927,037 and $58,584,028 in long futures contracts, short futures contracts and swap contracts, respectively.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including total return, credit default and interest rate swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding,

21

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at April 30, 2024:

Counterparty	Gross Amount of Derivative Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received(b)	Net Amount of Derivative Assets
Bank of America	$93,290	$—	$—	$—	$93,290
Goldman Sachs	1,689,063	(605,970)	—	—	1,083,093
	$1,782,353	$(605,970)	$—	$—	$1,176,383

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at April 30, 2024:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
Goldman Sachs	$605,970	$(605,970)	$—	$—	$—

(a)  Swap contracts are included.

(b)  The actual collateral pledged may be more than the amounts shown.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative NAV of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest

22

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

income accruals and consider the realizability of interest accrued up to the date of default or credit event.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Internal Revenue Service ("IRS") has issued a ruling that income realized from certain types of commodity-linked derivatives would not be Qualifying Income. As a result, the Fund's ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income.

If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

23

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the IRS and state departments of revenue.

F) CASH — The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

G) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in interest rates, equity and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses in the Consolidated Statement of Operations until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2024, the amount of restricted cash held at brokers related to open futures contracts was $26,670,970.

24

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Fund's pro-rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

H) SWAPS — The Fund may enter into swap contracts either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Fund may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as

25

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation from swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses from swap contracts. The Fund's open swap contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2024, the amount of restricted cash held at brokers related to open swap contracts was $1,790,905.

I) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. At April 30, 2024 and for the six months ended April 30, 2024, there were no securities out on loan.

J) OTHER — In the normal course of business, the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including with respect to securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the consolidated financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial

26

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

assets approximates their carrying value as recorded in the Fund's Consolidated Statement of Assets and Liabilities.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse served as investment adviser and co-administrator for the Fund during the six months ended April 30, 2024. For its investment advisory and administration services, Credit Suisse is entitled to receive a fee from the Fund at an annualized rate of 1.04% of the Fund's average daily net assets. For the six months ended April 30, 2024, investment advisory and administration fees earned and fees waived/expenses reimbursed by Credit Suisse were $1,078,615 and $136,883, respectively. Credit Suisse has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares, and 2.30% of the Fund's average daily net assets for Class C shares. The Fund is authorized to reimburse Credit Suisse for management fees previously waived and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursement must be paid at a date not more than thirty-six months following the applicable month during which such fees were waived or expenses were paid by Credit Suisse and the reimbursement does not cause the applicable class's aggregate expenses, on an annualized basis, to exceed either (i) the applicable expense limitation in effect at the time such fees were waived or such expenses were paid by Credit Suisse or (ii) the applicable expense limitation in effect at the time of such reimbursement. This contract may not be terminated before February 28, 2025. For the six months ended April 30, 2024, there was no recoupment.

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at April 30, 2024 are as follows:

	Fee waivers/expense reimbursements subject to recoupment	Expires October 31, 2024	Expires October 31, 2025	Expires October 31, 2026	Expires October 31 2027
Class I	$332,552	$66,980	$22,762	$111,307	$131,503
Class A	15,590	2,749	1,439	6,038	5,364
Class C	471	167	47	241	16
Totals	$348,613	$69,896	$24,248	$117,586	$136,883

27

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2024 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, served as the distributor of the Fund's shares during the six months ended April 30, 2024. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2024, the Fund paid Rule 12b-1 distribution fees of $10,111 for Class A shares and $126 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $125 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Federal Funds Effective rate or the Overnight Bank Funding rate plus a spread. At April 30, 2024 and for the six months ended April 30, 2024, the Fund had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2024, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$0	$0	$0	$0

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $0.001 par value per share. The Fund offers Class I,

28

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2024 (unaudited)

Note 6. Capital Share Transactions (continued)

Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2024 (unaudited)		For the Year Ended October 31, 2023
	Shares	Value	Shares	Value
Shares sold	4,155,158	$38,405,196	9,444,889	$93,693,073
Shares issued in reinvestment of distributions	103,640	958,672	6,324,027	62,418,151
Shares redeemed	(9,266,058)	(85,589,342)	(25,069,492)	(250,095,598)
Net decrease	(5,007,260)	$(46,225,474)	(9,300,576)	$(93,984,374)
	Class A
	For the Six Months Ended April 30, 2024 (unaudited)		For the Year Ended October 31, 2023
	Shares	Value	Shares	Value
Shares sold	229,975	$2,085,559	534,738	$5,472,987
Shares issued in reinvestment of distributions	2,375	21,585	375,660	3,643,900
Shares redeemed	(320,294)	(2,906,856)	(2,173,693)	(21,538,722)
Net decrease	(87,944)	$(799,712)	(1,263,295)	$(12,421,835)
	Class C
	For the Six Months Ended April 30, 2024 (unaudited)		For the Year Ended October 31, 2023
	Shares	Value	Shares	Value
Shares sold	19,834	$166,209	7,301	$66,497
Shares issued in reinvestment of distributions	—	—	11,944	108,570
Shares redeemed	(25,279)	(211,246)	(77,219)	(681,249)
Net decrease	(5,445)	$(45,037)	(57,974)	$(506,182)

On April 30, 2024, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	4	88%
Class A	1	71%
Class C	3	100%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

29

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2024 (unaudited)

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Subsequent Events

On May 1, 2024, Credit Suisse Asset Management, LLC ("Credit Suisse") merged into UBS Asset Management (Americas) LLC ("UBS AM (Americas)"), with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Fund. Also on May 1, 2024, UBS Asset Management (US) Inc. replaced CSSU as the Fund's underwriter and distributor.

30

Credit Suisse Managed Futures Strategy Fund
Change in Independent Registered Public Accounting Firm (unaudited)

On April 23, 2024, the Fund's Board approved the dismissal of PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm for the Fund, due to PwC's ceasing to be deemed an independent registered public accounting firm with respect to the Fund after April 30, 2024. The Board's decision to approve the dismissal of PwC was recommended by the Audit Committee of the Board. PwC's reports on the Fund's financial statements for the fiscal periods ended October 31, 2023 and October 31, 2022 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Fund's fiscal periods ended October 31, 2023 and October 31, 2022 and the subsequent interim period through April 23, 2024, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund's financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

Upon the recommendation of the Audit Committee of the Fund's Board, the Fund's Board approved the engagement of Ernst & Young LLP ("EY") as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2024. During the Fund's fiscal periods ended October 31, 2023 and October 31, 2022 and the subsequent interim period through June 19, 2024, neither the Fund, nor anyone on its behalf, consulted with EY on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

31

Credit Suisse Managed Futures Strategy Fund
Liquidity Risk Management Program (unaudited)

The Fund has adopted and implemented a written liquidity risk management program (the "Liquidity Program") in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended. The Liquidity Program seeks to assess and manage the Fund's liquidity risk, i.e., the risk that the Fund is unable to satisfy redemption requests without significantly diluting remaining investors' interests in the Fund. The Board has designated the Fund's investment adviser to administer the Liquidity Program (the "Program Administrator") Prior to May 1, 2024, Credit Suisse Asset Management, LLC served as Program Administrator. Effective May 1, 2024, UBS Asset Management (Americas) LLC serves as the Program Administrator. Certain aspects of the Liquidity Program rely on third parties to perform certain functions, including the provision of market data and application of models.

Under the Liquidity Program, the Program Administrator assesses, manages and periodically reviews the Fund's liquidity risk and classifies each investment held by the Fund as a "highly liquid investment," "moderately liquid investment," "less liquid investment" or "illiquid investment." The liquidity of the Fund's portfolio investments is determined based on relevant market, trading and investment-specific considerations under the Liquidity Program.

During the six months ended April 30, 2024, the Trust's Board received reports from the Program Administrator that included information to address the operations of the Liquidity Program and assess its adequacy and effectiveness of implementation during the period covered by the reports. The reports indicated that the Liquidity Program is reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the reporting period.

There can be no assurance that the Liquidity Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to illiquidity risk and other risks to which it may be subject.

32

Credit Suisse Managed Futures Strategy Fund
Notice of Privacy and Information Practices (unaudited)

At UBS AM (Americas), we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by UBS AM (Americas).

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

33

Credit Suisse Managed Futures Strategy Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 14, 2024.

34

Credit Suisse Managed Futures Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund's Forms N-PORT and N-Q are available on the SEC's website at www.sec.gov.

35

P.O. BOX 219916, KANSAS CITY, MO 64121-9916

877-870-2874 ◼ www.credit-suisse.com/us/funds

UBS Asset Management (US) Inc., DISTRIBUTOR.  MFS-SAR-0424

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2024
  (unaudited)

◼  CREDIT SUISSE
STRATEGIC INCOME FUND

The Fund's investment objective, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, the Distributor for the six months ended April 30, 2024, is located at Eleven Madison Avenue, New York, NY 10010. UBS Asset Management (US) Inc. became the new distributor as of May 1, 2024. The Credit Suisse Funds were advised by Credit Suisse Asset Management, LLC for the six months ended April 30, 2024. UBS Asset Management (Americas) LLC became the investment manager on May 1, 2024 pursuant an internal merger between Credit Suisse Asset Management LLC and UBS Asset Management (Americas) LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of UBS Asset Management (Americas) LLC or any affiliate, are not FDIC-insured and are not guaranteed by UBS Asset Management (Americas) LLC or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report
April 30, 2024 (unaudited)

April 30, 2024

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Strategic Income Fund (the "Fund") for the six-month period ended April 30, 2024 (the "Period").

Performance Summary
11/1/2023 – 04/30/24

Fund & Benchmark	Performance
Class I1	8.21%
Class A1,2	8.08%
Class C1,2	7.68%
ICE BofA 3-Month US Treasury Bill Index[3]	2.66%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 4.75% and 1.00%, respectively.2

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. Voluntary waivers and /or expense reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was 2.98%. Total return for the Fund's Class C shares for the reporting period, based on redemption value including maximum contingent deferred sales charge ("CDSC") of 1.00%), was 6.68%.

3  The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. The index does not have transaction costs and investors may not invest directly in the index. The index was previously known as the BofA Merrill Lynch 3-Month US Treasury Bill Index.

Market Review: A Positive Period for Loans and High Yield Assets

The Period was positive for the high yield and loan markets. For the Period, the ICE BofA US High Yield Constrained Index returned 8.96%, while the Credit Suisse Leveraged Loan Index registered a return of 6.13%. In comparison, the Fund's benchmark, the ICE BofA US 3-Month Treasury Index (the "Index"), returned 2.66%.

Default activity has trended below longer-term averages to outperform expectations for the Period. According to JP Morgan, the default rate (including distressed exchanges) ended the Period at 2.33%, which is up slightly over the last twelve months, though down 52 basis points since the end of 2023. The par-weighted default rate in loans ended April at 2.94%. There was an uptick in distressed exchange activity, predominantly in the leveraged loan markets.

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2024 (unaudited)

In general, however, open capital markets, especially the burgeoning private credit asset class, have enabled lower-than-expected defaults.

Strategic Review and Outlook: Optimism Tempered with Mindfulness

For the Period, all share classes of the Fund outperformed the Index. Within the Fund, returns from the high yield, bank loan, and collateralized loan obligation ("CLO") asset classes contributed positively to returns — with high yield making the largest contribution of 8.96%. From a sector perspective, technology, financials, and metals/minerals made the greatest contributions to returns, while no sector detracted. Ratings-wise, B-rated positions were the largest contributors to returns during the Period.

Demand for leveraged loans and high yield bonds exceeds supply given the current low net issuance volume coupled with elevated cash balances. The fundamentals of high yield issuers remain sound, and we do not anticipate a material increase in distressed activity this year. Looking forward, we are mindful of rising geopolitical tensions in the Middle East, a continuing conflict in Ukraine, and slowly evolving cracks in commercial real estate markets.

The health of issuer balance sheets gives us comfort amid the uncertainty, and the high yield asset class potentially offers a unique opportunity through improved carry return and price upside potential. Focus will continue to be on credit selection to capture opportunities, as the impacts of higher capital costs and other risks spread throughout the global economy.

The Credit Suisse Credit Investments Group

John G. Popp
Andrew H. Marshak
Louis I. Farano
Wing Chan
David Mechlin
Joshua Shedroff

Senior secured floating rate loans ("Senior Loans") typically hold the most senior position in the issuer's capital structure. Senior Loans are subject to the risk that a court could subordinate a Senior Loan to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans.

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2024 (unaudited)

High yield bonds are bonds rated below BBB- by S&P or Baa3 by Moody's that are also known as "junk bonds." Such bonds entail greater risks than those found in higher- rated securities.

CLOs are subject to the risk of substantial losses due to actual defaults, decrease of market value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs depend largely on the type of the underlying loans and the tranche of CLOs in which the Fund invests. In addition, CLOs carry risks including interest rate risk and credit risk.

Additional principal risk factors for the Fund include below investment grade securities risk, collateralized loan obligation risk, conflict of interest risk, convertible securities risk, credit risk, derivatives risk, extension risk, foreign securities risk, futures contracts risk, hedged exposure risk, illiquidity risk, interest rate risk, market risk, mortgage- and asset-backed securities risk, prepayment risk, senior loans risk, short position risk, U.S. government securities risk and valuation risk. Before you invest, please make sure you understand the risks that apply to the Fund. As with any mutual fund, you could lose money over any period of time. Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation, and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of April 30, 2024; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2024 (unaudited)

Average Annual Returns as of April 30, 20241

	6 Months	1 Year	5 Years	10 Years
Class I	8.21%	11.21%	4.75%	4.97%
Class A Without Sales Charge	8.08%	10.93%	4.47%	4.70%
Class A With Maximum Sales Charge	2.98%	5.66%	3.46%	4.19%
Class C Without CDSC	7.68%	9.99%	3.69%	3.92%
Class C With CDSC	6.68%	8.99%	3.69%	3.92%

Returns represent past performance and include change in share price and reinvestment of dividends, capital gains, and return of capital distributions, if any. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annual gross expense ratios as in the February 28, 2024 Prospectus are 1.10% for Class I shares, 1.35% for Class A shares and 2.10% for Class C shares. The annual net expense ratios after fee waivers and/or expense reimbursements as in the February 28, 2024 Prospectus are 0.79% for Class I shares, 1.04% for Class A shares and 1.79% for Class C shares.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. Effective November 12, 2019, the Fund entered into a written contract to limit expenses to 0.79% of the Fund's average daily net assets for Class I shares, 1.04% of the Fund's average daily net assets for Class A shares and 1.79% of the Fund's average daily net assets for Class C shares through at least February 28, 2025. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2024 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended April 30, 2024.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2024 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended April 30, 2024

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 11/01/23	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/24	$1,082.10	$1,080.80	$1,076.80
Expenses Paid per $1,000*	$4.09	$5.38	$9.24
Hypothetical 5% Fund Return
Beginning Account Value 11/01/23	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/24	$1,020.93	$1,019.69	$1,015.96
Expenses Paid per $1,000*	$3.97	$5.22	$8.97
	Class I	Class A	Class C
Annualized Expense Ratios*	0.79%	1.04%	1.79%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2024 (unaudited)

Credit Quality Breakdown*

(% of Total Investments as of April 30, 2024)

S&P Ratings**
A	0.1%
BBB	2.3
BB	30.7
B	42.0
CCC	8.9
D	0.0[1]
NR	4.4
Subtotal	88.4
Equity and Other	11.6
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

**  Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit assets classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

1  This amount represents less than 0.1%.

Derivatives are not reflected in amounts reported above.

Credit Suisse Strategic Income Fund
Schedule of Investments
April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (39.9%)
Aerospace & Defense (0.3%)
$489	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/26 @ 103.75)(1),(2)	(B, B2)	02/01/29	7.500	$500,642
750	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/26 @ 103.19)(1)	(B+, Ba3)	03/01/29	6.375	746,733
750	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/27 @ 103.31)(1)	(B+, Ba3)	03/01/32	6.625	749,333
					1,996,708
Air Transportation (0.1%)
800	AAR Escrow Issuer LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/26 @ 103.38)(1)	(BB, Ba2)	03/15/29	6.750	805,371
Auto Parts & Equipment (0.9%)
250	Adient Global Holdings Ltd., Rule 144A, Senior Secured Notes (Callable 04/15/25 @ 103.50)(1)	(BBB-, Ba2)	04/15/28	7.000	252,800
1,500	Clarios Global LP/Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 05/31/24 @ 100.00)(1)	(B-, B3)	05/15/27	8.500	1,500,744
2,250	Phinia, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/26 @ 103.38)(1)	(BB+, Ba1)	04/15/29	6.750	2,260,604
1,000	TI Automotive Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 05/30/24 @ 101.88)(1),(3)	(BB, B3)	04/15/29	3.750	988,794
					5,002,942
Automakers (0.0%)
250	Winnebago Industries, Inc., Rule 144A, Senior Secured Notes (Callable 05/31/24 @ 103.13)(1)	(BB+, Ba3)	07/15/28	6.250	244,909
Brokerage (0.8%)
1,500	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 05/31/24 @ 102.16)(1)	(BB-, Ba3)	06/15/25	8.625	1,504,955
3,250	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/27 @ 103.94)(1)	(BB-, Ba3)	03/01/31	7.875	3,293,693
					4,798,648

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Building & Construction (0.7%)
$2,000	Pike Corp., Rule 144A, Company Guaranteed Notes (Callable 05/31/24 @ 102.75)(1)	(B-, B3)	09/01/28	5.500	$1,899,370
1,200	Pike Corp., Rule 144A, Senior Unsecured Notes (Callable 01/31/27 @ 104.31)(1)	(B-, B3)	01/31/31	8.625	1,258,812
1,100	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/26 @ 102.06)(1)	(BB+, Ba2)	02/15/32	4.125	953,381
					4,111,563
Building Materials (3.0%)
1,500	Advanced Drainage Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/25 @ 103.19)(1)	(BB-, Ba2)	06/15/30	6.375	1,489,795
1,750	American Builders & Contractors Supply Co., Inc., Rule 144A, Senior Secured Notes (Callable 05/31/24 @ 101.00)(1)	(BB+, Ba2)	01/15/28	4.000	1,621,856
500	Builders FirstSource, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/27 @ 103.19)(1)	(BB-, Ba2)	06/15/32	6.375	495,105
756	Camelot Return Merger Sub, Inc., Rule 144A, Senior Secured Notes (Callable 08/01/24 @ 106.56)(1)	(B, B2)	08/01/28	8.750	744,722
1,500	Eco Material Technologies, Inc., Rule 144A, Senior Secured Notes (Callable 05/31/24 @ 103.94)(1)	(B, B2)	01/31/27	7.875	1,514,687
1,690	Foundation Building Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/24 @ 103.00)(1)	(CCC+, Caa1)	03/01/29	6.000	1,489,406
3,830	Interface, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/16/24 @ 102.75)(1)	(B+, B1)	12/01/28	5.500	3,601,521
1,828	Masonite International Corp., Rule 144A, Company Guaranteed Notes (Callable 05/31/24 @ 101.34)(1)	(BB+, Ba2)	02/01/28	5.375	1,844,187
500	Masonite International Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/29 @ 100.00)(1)	(BB+, Ba2)	02/15/30	3.500	438,636
1,940	Miter Brands Acquisition Holdco, Inc./ MIWD Borrower LLC, Rule 144A, Senior Secured Notes (Callable 04/01/27 @ 103.38)(1)	(BB-, B1)	04/01/32	6.750	1,931,515

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Building Materials (continued)
$1,369	MIWD Holdco II LLC/MIWD Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/25 @ 102.75)(1)	(B-, B3)	02/01/30	5.500	$1,240,655
500	Oscar AcquisitionCo LLC/Oscar Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/15/25 @ 104.75)(1)	(CCC+, Caa1)	04/15/30	9.500	481,778
750	Summit Materials LLC/Summit Materials Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ 103.63)(1)	(BB+, Ba3)	01/15/31	7.250	771,239
					17,665,102
Cable & Satellite TV (1.0%)
2,500	Altice Financing SA, Rule 144A, Senior Secured Notes (Callable 05/31/24 @ 101.25)(1)	(B, B3)	01/15/28	5.000	1,974,878
300	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.25)(1)	(B-, B2)	11/15/31	4.500	190,649
500	CSC Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 01/15/25 @ 102.88)(1)	(CCC, Caa2)	01/15/30	5.750	219,998
1,530	Sunrise FinCo I BV, Rule 144A, Senior Secured Notes (Callable 07/15/26 @ 102.44)(1)	(BB-, B1)	07/15/31	4.875	1,331,398
2,400	Telenet Finance Luxembourg Notes SARL, Rule 144A, Senior Secured Notes (Callable 05/13/24 @ 101.38)(1)	(BB-, B1)	03/01/28	5.500	2,261,400
					5,978,323
Chemicals (2.3%)
250	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 05/31/24 @ 100.00)(1)	(BB-, Ba3)	05/15/25	5.750	249,074
750	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 08/01/25 @ 103.56)(1)	(BB-, Ba3)	08/01/30	7.125	759,632
500	Axalta Coating Systems Dutch Holding B BV, Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 103.63)(1)	(BB-, Ba3)	02/15/31	7.250	511,006
1,250	Darling Ingredients, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/25 @ 103.00)(1)	(BB+, Ba2)	06/15/30	6.000	1,215,281
2,843	HB Fuller Co., Global Senior Unsecured Notes (Callable 05/31/24 @ 102.13)	(BB-, Ba3)	10/15/28	4.250	2,624,120

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Chemicals (continued)
$500	Herens Holdco SARL, Rule 144A, Senior Secured Notes (Callable 05/31/24 @ 102.38)(1)	(B-, B2)	05/15/28	4.750	$432,113
1,400	INEOS Finance PLC, Rule 144A, Senior Secured Notes (Callable 02/15/25 @ 103.38)(1)	(BB, Ba3)	05/15/28	6.750	1,377,572
500	INEOS Quattro Finance 2 PLC, Rule 144A, Senior Secured Notes (Callable 11/15/25 @ 104.81)(1),(2)	(BB, Ba3)	03/15/29	9.625	528,843
3,550	Polar U.S. Borrower LLC/Schenectady International Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/31/24 @ 101.69)(1)	(CCC-, Caa3)	05/15/26	6.750	944,850
2,000	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/24 @ 102.31)(1)	(BB-, B1)	03/15/29	4.625	1,786,144
3,000	Vibrantz Technologies, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 104.50)(1),(2)	(CCC+, Caa2)	02/15/30	9.000	2,789,943
427	WR Grace Holdings LLC, Rule 144A, Senior Secured Notes (Callable 03/01/26 @ 103.69)(1)	(B-, B1)	03/01/31	7.375	433,337
					13,651,915
Consumer/Commercial/Lease Financing (0.4%)
2,750	Cargo Aircraft Management, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/16/24 @ 101.19)(1)	(BB, Ba2)	02/01/28	4.750	2,489,038
Diversified Capital Goods (0.6%)
2,746	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13)(1)	(BB+, Ba2)	06/01/31	4.250	2,415,246
1,000	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ 103.31)(1)	(BB+, Ba3)	01/15/32	6.625	997,125
					3,412,371
Electronics (0.2%)
1,000	Entegris, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/29 @ 100.00)(1)	(BB, Baa3)	04/15/29	4.750	943,964
535	ON Semiconductor Corp., Rule 144A, Company Guaranteed Notes (Callable 05/31/24 @ 101.94)(1)	(BB, Ba2)	09/01/28	3.875	485,958
					1,429,922
See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Energy - Exploration & Production (1.6%)
$500	Civitas Resources, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/25 @ 104.19)(1)	(BB-, B1)	07/01/28	8.375	$522,207
500	Civitas Resources, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/26 @ 104.38)(1)	(BB-, B1)	07/01/31	8.750	530,986
3,750	CNX Midstream Partners LP, Rule 144A, Company Guaranteed Notes (Callable 04/15/25 @ 102.38)(1)	(BB, B1)	04/15/30	4.750	3,320,553
3,075	CQP Holdco LP/BIP-V Chinook Holdco LLC, Rule 144A, Senior Secured Notes (Callable 12/15/28 @ 103.75)(1)	(BB, B1)	12/15/33	7.500	3,096,915
250	Matador Resources Co., Rule 144A, Company Guaranteed Notes (Callable 04/15/25 @ 103.44)(1)	(BB-, B1)	04/15/28	6.875	252,142
1,000	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/31/24 @ 104.06)(1)	(B+, B2)	03/01/28	8.125	1,015,786
500	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/15/26 @ 104.38)(1)	(B+, B2)	06/15/31	8.750	526,960
					9,265,549
Environmental (0.3%)
250	Clean Harbors, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/26 @ 103.19)(1)	(BB+, Ba3)	02/01/31	6.375	247,911
1,200	GFL Environmental, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/27 @ 103.38)(1)	(BB, Ba3)	01/15/31	6.750	1,210,236
					1,458,147
Food - Wholesale (0.2%)
666	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/25 @ 103.44)(1)	(BB-, B2)	09/15/28	6.875	672,464
684	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/26 @ 103.63)(1)	(BB-, B2)	01/15/32	7.250	699,392
					1,371,856
Gaming (0.3%)
400	Boyd Gaming Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/26 @ 102.38)(1)	(BB, B1)	06/15/31	4.750	354,507

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Gaming (continued)
$500	Caesars Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/26 @ 103.50)(1)	(BB-, Ba3)	02/15/30	7.000	$503,328
1,000	Caesars Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/27 @ 103.25)(1)	(BB-, Ba3)	02/15/32	6.500	986,429
					1,844,264
Gas Distribution (1.4%)
625	Genesis Energy LP/Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 04/15/26 @ 104.44)	(B, B3)	04/15/30	8.875	647,699
550	Global Partners LP/GLP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ 104.13)(1)	(B+, B2)	01/15/32	8.250	565,222
750	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 10/15/25 @ 102.75)(1)	(BB+, Ba2)	10/15/30	5.500	717,968
2,034	New Fortress Energy, Inc., Rule 144A, Senior Secured Notes (Callable 05/31/24 @ 101.63)(1)	(BB-, B1)	09/30/26	6.500	1,949,312
2,500	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/29 @ 100.00)(1)	(BB+, Ba2)	07/15/29	4.950	2,312,374
1,250	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 02/15/30 @ 100.00)(1)	(BB+, Ba2)	05/15/30	4.800	1,127,196
1,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 02/15/26 @ 103.69)(1)	(BB-, B1)	02/15/29	7.375	1,002,015
					8,321,786
Health Facility (0.4%)
2,560	Option Care Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/31/24 @ 102.19)(1)	(B, B2)	10/31/29	4.375	2,295,016
Health Services (0.5%)
975	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/24 @ 101.16)(1)	(BB-, Ba3)	10/01/27	4.625	916,920
1,360	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/13/24 @ 102.00)(1)	(BB-, Ba3)	04/15/29	4.000	1,206,669

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Health Services (continued)
$750	Pediatrix Medical Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 102.69)(1)	(BB-, Ba3)	02/15/30	5.375	$656,996
					2,780,585
Hotels (0.3%)
160	Hilton Domestic Operating Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/26 @ 102.94)(1)	(BB+, Ba2)	04/01/29	5.875	158,000
400	Raising Cane's Restaurants LLC, Rule 144A, Senior Unsecured Notes (Callable 11/01/25 @ 104.69)(1)	(B, B3)	05/01/29	9.375	429,577
1,325	RHP Hotel Properties LP/RHP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 04/01/27 @ 103.25)(1)	(BB-, B1)	04/01/32	6.500	1,299,970
					1,887,547
Insurance Brokerage (1.2%)
850	Alliant Holdings Intermediate LLC/ Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 04/15/25 @ 103.38)(1)	(B, B2)	04/15/28	6.750	847,831
1,085	Alliant Holdings Intermediate LLC/ Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 01/15/27 @ 103.50)(1)	(B, B2)	01/15/31	7.000	1,090,945
750	GTCR AP Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/31/24 @ 100.00)(1)	(CCC+, Caa2)	05/15/27	8.000	750,986
2,300	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/26 @ 104.25)(1)	(B-, B2)	03/15/30	8.500	2,366,900
1,200	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/25 @ 105.25)(1)	(CCC, Caa2)	12/15/30	10.500	1,271,390
647	Ryan Specialty LLC, Rule 144A, Senior Secured Notes (Callable 02/01/25 @ 102.19)(1)	(BB-, B1)	02/01/30	4.375	594,181
					6,922,233
Investments & Misc. Financial Services (2.9%)
4,250	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 104.25)(1)	(CCC+, Caa1)	11/15/29	8.500	3,957,807

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Investments & Misc. Financial Services (continued)
$3,500	Boost Newco Borrower LLC, Rule 144A, Senior Secured Notes (Callable 01/15/27 @ 103.75)(1)	(BB, Ba3)	01/15/31	7.500	$3,615,065
1,000	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 05/31/24 @ 102.63)(1)	(B+, B1)	04/15/29	5.250	936,868
3,275	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 01/15/27 @ 102.50)(1)	(B+, B1)	01/15/32	5.000	2,902,261
776	Jane Street Group/JSG Finance, Inc., Rule 144A, Senior Secured Notes (Callable 11/15/24 @ 102.25)(1),(2)	(BB, Ba2)	11/15/29	4.500	706,345
1,500	Jane Street Group/JSG Finance, Inc., Rule 144A, Senior Secured Notes (Callable 04/30/27 @ 103.56)(1)	(BB, Ba2)	04/30/31	7.125	1,512,214
1,400	Paysafe Finance PLC/Paysafe Holdings U.S. Corp., Rule 144A, Senior Secured Notes (Callable 06/15/24 @ 102.00)(1),(2)	(B, B2)	06/15/29	4.000	1,232,186
2,650	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/24 @ 101.16)(1)	(NR, Ba3)	11/01/26	4.625	2,553,997
					17,416,743
Life Insurance (0.3%)
2,000	Panther Escrow Issuer LLC, Rule 144A, Senior Secured Notes (Callable 06/01/27 @ 103.56)(1)	(B, B2)	06/01/31	7.125	2,011,970
Machinery (2.1%)
3,476	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/24 @ 102.19)(1)	(BB, Ba2)	04/15/29	4.375	3,168,016
4,325	ATS Corp., Rule 144A, Company Guaranteed Notes (Callable 05/31/24 @ 102.06)(1)	(BB, B2)	12/15/28	4.125	3,888,974
2,200	Dornoch Debt Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 103.31)(1)	(CCC, Caa2)	10/15/29	6.625	1,819,646
963	Enviri Corp., Rule 144A, Company Guaranteed Notes (Callable 05/31/24 @ 101.44)(1)	(B, B3)	07/31/27	5.750	901,947
250	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 05/13/24 @ 101.44)	(BB+, Ba1)	06/15/25	5.750	248,111

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Machinery (continued)
$1,500	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 02/15/26 @ 103.13)	(BB+, Ba1)	02/15/29	6.250	$1,493,187
500	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 03/01/26 @ 101.88)	(BB+, Ba1)	03/01/31	3.750	428,551
319	Regal Rexnord Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/33 @ 100.00)(1)	(BB+, Baa3)	04/15/33	6.400	321,695
					12,270,127
Managed Care (0.2%)
1,475	HealthEquity, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/24 @ 102.25)(1)	(B+, B2)	10/01/29	4.500	1,345,333
Media - Diversified (0.1%)
500	News Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/27 @ 102.56)(1)	(BB+, Ba1)	02/15/32	5.125	458,714
84	Tech 7 SAS Super Senior (New Money Tranche 1)(3),(4),(5)	(NR, NR)	03/31/26	1.000	89,855
50	Tech 7 SAS Super Senior (New Money Tranche 2)(3),(4),(5)	(NR, NR)	03/31/26	1.000	53,913
25	Tech 7 SAS Technicolor(3),(4),(5)	(NR, NR)	03/31/26	1.000	26,956
					629,438
Media Content (0.5%)
2,200	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/26 @ 101.94)(1)	(BB, Ba3)	09/01/31	3.875	1,771,899
1,000	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/24 @ 102.75)(1)	(BB, Ba3)	07/01/29	5.500	931,441
					2,703,340
Metals & Mining - Excluding Steel (1.2%)
750	Canpack SA/Canpack U.S. LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 101.94)(1)	(BB-, NR)	11/15/29	3.875	658,047
3,010	ERO Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 103.25)(1),(2)	(B, B1)	02/15/30	6.500	2,853,421
300	First Quantum Minerals Ltd., Rule 144A, Secured Notes (Callable 03/01/26 @ 104.69)(1)	(B, NR)	03/01/29	9.375	311,000

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Metals & Mining - Excluding Steel (continued)
$1,845	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 102.25)(1)	(BB-, B2)	06/01/31	4.500	$1,617,617
500	Novelis Corp., Rule 144A, Company Guaranteed Notes (Callable 01/30/25 @ 102.38)(1)	(BB, Ba3)	01/30/30	4.750	457,952
1,000	SunCoke Energy, Inc., Rule 144A, Senior Secured Notes (Callable 06/30/24 @ 102.44)(1)	(BB, B1)	06/30/29	4.875	889,144
500	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 11/01/26 @ 104.13)(1)	(B-, B3)	05/01/30	8.250	508,378
					7,295,559
Non - Electric Utilities (0.5%)
524	Suburban Propane Partners LP/ Suburban Energy Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.50)(1)	(BB-, B1)	06/01/31	5.000	465,942
700	Sunoco LP, Rule 144A, Senior Unsecured Notes (Callable 05/01/27 @ 103.63)(1)	(BB, Ba3)	05/01/32	7.250	714,150
1,545	Sunoco LP/Sunoco Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 09/15/25 @ 103.50)(1)	(BB, Ba3)	09/15/28	7.000	1,568,622
					2,748,714
Packaging (1.2%)
350	Ardagh Metal Packaging Finance USA LLC/ Ardagh Metal Packaging Finance PLC, Rule 144A, Senior Unsecured Notes (Callable 05/30/24 @ 101.50)(1),(3)	(CCC+, Caa1)	09/01/29	3.000	301,842
1,920	Mauser Packaging Solutions Holding Co., Rule 144A, Senior Secured Notes (Callable 02/15/25 @ 103.94)(1)	(B, B2)	04/15/27	7.875	1,958,400
348	Owens-Brockway Glass Container, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ 103.63)(1)	(B+, B2)	05/15/31	7.250	348,390
250	Sealed Air Corp./Sealed Air Corp. U.S., Rule 144A, Company Guaranteed Notes (Callable 02/01/25 @ 103.06)(1)	(BB+, Ba2)	02/01/28	6.125	247,225
700	Trident TPI Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/25 @ 106.38)(1)	(CCC+, Caa2)	12/31/28	12.750	758,645

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Packaging (continued)
$3,807	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 05/31/24 @ 102.06)(1)	(BB-, Ba3)	04/15/29	4.125	$3,421,380
					7,035,882
Personal & Household Products (1.0%)
350	Acushnet Co., Rule 144A, Company Guaranteed Notes (Callable 10/15/25 @ 103.69)(1)	(BB, Ba3)	10/15/28	7.375	359,726
2,290	MajorDrive Holdings IV LLC, Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.19)(1)	(CCC+, Caa2)	06/01/29	6.375	2,150,955
375	Mattel, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/13/24 @ 101.88)(1)	(BBB, Baa3)	04/01/29	3.750	340,737
350	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/26 @ 101.88)(1)	(BB, B1)	04/01/31	3.750	298,164
2,100	Tempur Sealy International, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/26 @ 101.94)(1)	(BB, Ba2)	10/15/31	3.875	1,736,531
913	Verde Purchaser LLC, Rule 144A, Senior Secured Notes (Callable 11/30/26 @ 105.25)(1)	(B+, B2)	11/30/30	10.500	962,967
					5,849,080
Pharmaceuticals (0.1%)
922	Emergent BioSolutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/24 @ 101.94)(1)	(CCC, Caa3)	08/15/28	3.875	470,270
Rail (0.4%)
2,325	Genesee & Wyoming, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/27 @ 103.13)(1)	(BB, Ba3)	04/15/32	6.250	2,317,454
Real Estate Investment Trusts (0.9%)
2,349	Global Net Lease, Inc./Global Net Lease Operating Partnership LP, Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 100.00)(1)	(BB+, WR)	12/15/27	3.750	2,006,212
2,146	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/26 @ 100.00)(1)	(BB-, Ba3)	07/15/26	3.625	1,988,075
1,150	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/26 @ 100.00)(1)	(BB-, Ba3)	01/15/27	4.375	1,066,571
					5,060,858

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Recreation & Travel (1.4%)
$2,430	Boyne USA, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/31/24 @ 102.38)(1)	(B, B1)	05/15/29	4.750	$2,213,406
582	SeaWorld Parks & Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/24 @ 102.63)(1)	(B, B2)	08/15/29	5.250	540,269
750	SeaWorld Parks & Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 05/02/24 @ 100.00)(1)	(BB, WR)	05/01/25	8.750	750,000
3,372	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ 103.63)(1)	(B-, B3)	05/15/31	7.250	3,367,690
1,000	Speedway Motorsports LLC/Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/31/24 @ 101.22)(1)	(BB, B2)	11/01/27	4.875	942,505
500	Vail Resorts, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/27 @ 103.25)(1)	(BB, Ba3)	05/15/32	6.500	501,508
					8,315,378
Restaurants (0.2%)
1,300	Papa John's International, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/24 @ 101.94)(1)	(BB-, B1)	09/15/29	3.875	1,132,646
Software - Services (3.1%)
600	Black Knight InfoServ LLC, Rule 144A, Company Guaranteed Notes (Callable 05/13/24 @ 101.81)(1)	(A-, Baa3)	09/01/28	3.625	558,750
627	CA Magnum Holdings, Rule 144A, Senior Secured Notes (Callable 05/31/24 @ 102.69)(1)	(NR, B1)	10/31/26	5.375	592,618
1,047	Elastic NV, Rule 144A, Senior Unsecured Notes (Callable 07/15/24 @ 102.06)(1)	(BB-, B1)	07/15/29	4.125	933,448
3,395	Newfold Digital Holdings Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/31/24 @ 103.00)(1)	(CCC+, Caa2)	02/15/29	6.000	2,548,933
972	Open Text Corp., Rule 144A, Company Guaranteed Notes (Callable 05/31/24 @ 100.97)(1)	(BB-, Ba3)	02/15/28	3.875	889,327
3,000	Open Text Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/24 @ 101.94)(1)	(BB-, Ba3)	12/01/29	3.875	2,628,744

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Software - Services (continued)
$475	Open Text Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/26 @ 102.06)(1)	(BB-, Ba3)	12/01/31	4.125	$407,523
1,295	Presidio Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/24 @ 102.06)(1)	(CCC+, Caa1)	02/01/28	8.250	1,310,736
1,000	UKG, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/27 @ 103.44)(1)	(B-, B2)	02/01/31	6.875	1,004,448
4,075	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 05/31/24 @ 103.56)(1)	(CCC+, Caa1)	12/15/28	7.125	3,675,650
368	VT Topco, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/26 @ 104.25)(1)	(B, B2)	08/15/30	8.500	381,575
4,203	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 05/13/24 @ 101.94)(1)	(B+, B1)	02/01/29	3.875	3,700,315
					18,632,067
Specialty Retail (1.4%)
500	Amer Sports Co., Rule 144A, Senior Secured Notes (Callable 02/16/27 @ 103.38)(1)	(BB, B1)	02/16/31	6.750	492,111
370	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 05/13/24 @ 101.25)	(BB, B1)	03/01/28	4.500	347,470
67	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/01/25 @ 102.38)	(BB, B1)	03/01/30	4.750	60,802
48	Eagle Intermediate Global Holding BV/ Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 05/13/24 @ 100.00)(1),(4),(5)	(NR, Caa3)	05/01/25	7.500	30,071
1,750	Eagle Intermediate Global Holding BV/ Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 05/13/24 @ 100.00)(1)	(NR, Caa3)	05/01/25	7.500	1,112,754
64	Eagle Intermediate Global Holding BV/ Ruyi U.S. Finance LLC(4),(5)	(NR, NR)	05/01/25	0.000	35,943
1,575	Group 1 Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/24 @ 102.00)(1)	(BB+, Ba2)	08/15/28	4.000	1,434,853

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Specialty Retail (continued)
$1,000	LCM Investments Holdings II LLC, Rule 144A, Senior Unsecured Notes (Callable 05/31/24 @ 102.44)(1)	(B+, B2)	05/01/29	4.875	$914,400
750	LCM Investments Holdings II LLC, Rule 144A, Senior Unsecured Notes (Callable 08/01/26 @ 104.13)(1)	(B+, B2)	08/01/31	8.250	779,923
2,567	Murphy Oil USA, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 101.88)(1)	(BB+, Ba2)	02/15/31	3.750	2,206,535
1,225	Sonic Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 102.31)(1)	(BB-, B1)	11/15/29	4.625	1,098,158
					8,513,020
Support - Services (3.6%)
1,342	Allied Universal Holdco LLC/ Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 05/31/24 @ 102.44)(1)	(CCC+, Caa2)	07/15/27	9.750	1,337,971
1,200	Allied Universal Holdco LLC/Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.00)(1),(2)	(CCC+, Caa2)	06/01/29	6.000	1,020,402
944	Allied Universal Holdco LLC/Allied Universal Finance Corp./ Atlas Luxco 4 SARL, Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 101.81)(1),(3)	(B, B3)	06/01/28	3.625	927,815
1,113	ASGN, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/24 @ 101.52)(1)	(BB-, Ba3)	05/15/28	4.625	1,039,585
4,100	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 05/31/24 @ 102.25)(1)	(B-, B2)	05/01/28	4.500	3,551,779
3,885	GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, Rule 144A, Senior Secured Notes (Callable 05/31/24 @ 101.78)(1)	(B, B2)	07/31/26	7.125	3,864,052
3,360	H&E Equipment Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/24 @ 101.94)(1)	(BB-, B1)	12/15/28	3.875	2,973,866
3,233	TMS International Corp., Rule 144A, Senior Unsecured Notes (Callable 05/13/24 @ 103.13)(1)	(B, Caa1)	04/15/29	6.250	2,982,745

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Support - Services (continued)
$500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/24 @ 103.63)(1)	(BB, Ba3)	06/15/28	7.250	$508,350
250	XPO, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 103.56)(1)	(BB-, Ba3)	06/01/31	7.125	251,476
1,000	XPO, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/27 @ 103.56)(1)	(BB-, Ba3)	02/01/32	7.125	1,008,335
1,250	XPO, Inc., Rule 144A, Senior Secured Notes (Callable 06/01/25 @ 103.13)(1)	(BBB-, Ba1)	06/01/28	6.250	1,247,600
800	ZipRecruiter, Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/25 @ 102.50)(1)	(B+, B2)	01/15/30	5.000	703,812
					21,417,788
Tech Hardware & Equipment (0.4%)
3,250	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 05/13/24 @ 100.00)(1)	(CCC-, Ca)	06/15/25	6.000	2,571,563
Telecom - Wireline Integrated & Services (1.3%)
1,000	Altice France SA, Rule 144A, Senior Secured Notes (Callable 05/31/24 @ 102.56)(1)	(CCC+, Caa1)	07/15/29	5.125	654,275
1,770	Altice France SA, Rule 144A, Senior Secured Notes (Callable 10/15/24 @ 102.75)(1)	(CCC+, Caa1)	10/15/29	5.500	1,160,713
2,005	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 05/31/24 @ 101.69)(1)	(B+, B2)	10/15/27	6.750	1,862,689
1,000	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 07/15/24 @ 102.56)(1)	(B+, B2)	07/15/29	5.125	834,854
1,500	Level 3 Financing, Inc., Rule 144A, Secured Notes (Callable 03/22/25 @ 101.81)(1)	(B-, Caa2)	10/15/30	3.875	832,223
500	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 08/15/25 @ 102.25)(1)	(B+, Ba3)	08/15/30	4.500	422,519
2,500	Vmed O2 U.K. Financing I PLC, Rule 144A, Senior Secured Notes (Callable 01/31/26 @ 102.13)(1)	(B+, Ba3)	01/31/31	4.250	2,052,083
					7,819,356

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Theaters & Entertainment (0.4%)
$500	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/24 @ 100.00)(1)	(B+, B1)	11/01/24	4.875	$496,580
500	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/24 @ 102.38)(1)	(B+, B1)	10/15/27	4.750	471,678
1,500	Live Nation Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 05/31/24 @ 103.25)(1)	(BB, Ba2)	05/15/27	6.500	1,503,546
					2,471,804
Trucking & Delivery (0.2%)
1,252	RXO, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 103.75)(1)	(BB+, Baa3)	11/15/27	7.500	1,271,395
TOTAL CORPORATE BONDS (Cost $242,349,928)					237,033,580
BANK LOANS (42.8%)
Advertising (0.3%)
1,531	MH Sub I LLC, 1 mo. USD Term SOFR + 4.250%(6)	(B, B1)	05/03/28	9.566	1,527,512
Aerospace & Defense (1.1%)
1,100	Amentum Government Services Holdings LLC, 1 mo. USD Term SOFR + 7.500%(5),(6)	(NR, NR)	02/15/30	12.915	1,109,625
495	Amentum Government Services Holdings LLC, 1 mo. USD Term SOFR + 4.000%(6)	(B, B2)	02/15/29	9.315	496,714
499	Arcline FM Holdings LLC, 3 mo. USD Term SOFR + 4.750%(6)	(B, B3)	06/23/28	10.321	500,546
1,459	Brown Group Holding LLC, 3 mo. USD Term SOFR + 3.750%(6)	(B+, B2)	07/02/29	8.316 - 9.093	1,462,636
249	Brown Group Holding LLC, 1 mo. USD Term SOFR + 2.750%(6)	(B+, B2)	06/07/28	8.166	249,115
2,219	KKR Apple Bidco LLC, 1 mo. USD Term SOFR + 2.750%(6)	(B, B2)	09/22/28	8.180	2,224,573
395	TransDigm, Inc., 1 mo. USD Term SOFR + 3.250%(6)	(B+, Ba3)	02/28/31	8.559	397,476
					6,440,685
Auto Parts & Equipment (1.5%)
1,538	Autokiniton U.S. Holdings, Inc., 1 mo. USD Term SOFR + 4.000%(6)	(B, B2)	04/06/28	9.430	1,547,689
844	Dealer Tire Financial LLC, 1 mo. USD Term SOFR + 3.750%(5),(6)	(B-, B1)	12/14/27	9.066 - 9.067	849,968

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Auto Parts & Equipment (continued)
$995	First Brands Group LLC(7)	(B+, B1)	03/30/27	0.000	$953,648
803	First Brands Group LLC, 3 mo. USD Term SOFR + 5.000%(6)	(B+, B1)	03/30/27	10.591	771,209
249	Garrett LX I SARL, 3 mo. USD Term SOFR + 3.250%(6)	(BB-, Ba2)	04/30/28	8.841	249,554
1,200	Garrett Motion, Inc., 3 mo. USD Term SOFR + 4.500%(6)	(BB-, Ba2)	04/30/28	9.830	1,206,000
206	Jason Group, Inc., 3 mo. USD Term SOFR + 6.000%, 0.000% PIK(6),(8)	(NR, WR)	08/28/25	11.591	187,516
1,240	Les Schwab Tire Centers, 3 mo. USD Term SOFR + 3.000%(6)	(B, B2)	04/23/31	8.317	1,244,810
1,795	RVR Dealership Holdings LLC, 1 mo. USD Term SOFR + 3.750%(6)	(B, B3)	02/08/28	9.168	1,689,889
					8,700,283
Automakers (0.1%)
597	Fastlane Parent Co., Inc., 1 mo. USD Term SOFR + 4.500%(6)	(B-, B3)	09/29/28	9.816	600,108
Banking (0.1%)
637	Harbourvest Partners LLC, 3 mo. USD Term SOFR + 2.500%(6)	(BB+, Ba2)	04/18/30	7.843	638,431
Beverages (0.1%)
527	Aspire Bakeries Holdings LLC, 1 mo. USD Term SOFR + 4.250%(6)	(B, B2)	12/13/30	9.565	529,443
Brokerage (0.5%)
2,969	DRW Holdings LLC, 1 mo. USD Term SOFR + 3.750%(6)	(BB-, Ba3)	03/01/28	9.183	2,970,270
Building & Construction (0.8%)
1,500	Quikrete Holdings, Inc., 1 mo. USD Term SOFR + 2.500%(6)	(BB, Ba2)	03/25/31	7.819	1,502,678
1,500	Quikrete Holdings, Inc., 1 mo. USD Term SOFR + 2.250%(6)	(NR, Ba2)	03/19/29	7.569	1,503,217
1,496	Service Logic Acquisition, Inc., 1 mo. USD Term SOFR + 4.000%, 3 mo. USD Term SOFR + 4.000%(6)	(B, B2)	10/29/27	9.430 - 9.591	1,501,754
					4,507,649
Building Materials (1.0%)
997	Cornerstone Building Brands, Inc., 1 mo. USD Term SOFR + 3.250%(6)	(B, B2)	04/12/28	8.671	979,560
176	Cornerstone Building Brands, Inc., 1 mo. USD Term SOFR + 5.625%(6)	(B, B2)	08/01/28	10.946	178,699
1,250	Kodiak Building Partners, Inc., 3 mo. USD Term SOFR + 3.750%(6)	(B+, B2)	03/17/28	9.059	1,256,256

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Building Materials (continued)
$2,000	MI Windows and Doors LLC, 1 mo. USD Term SOFR + 3.500%(6)	(BB-, B1)	03/28/31	8.816	$2,011,670
957	Oscar AcquisitionCo LLC, 3 mo. USD Term SOFR + 4.500%(6)	(B, B1)	04/29/29	9.902	962,367
447	Summit Materials LLC, 3 mo. USD Term SOFR + 2.500%(6)	(BBB-, Baa3)	01/12/29	7.799	450,870
					5,839,422
Cable & Satellite TV (0.2%)
1,167	Altice Financing SA, 3 mo. USD Term SOFR + 5.000%(6)	(B, B3)	10/31/27	10.329	1,063,213
Chemicals (1.1%)
423	Ascend Performance Materials Operations LLC, 3 mo. USD Term SOFR + 4.750%(6)	(B, B1)	08/27/26	10.074	416,242
430	CPC Acquisition Corp., 3 mo. USD Term SOFR + 7.750%(6)	(CCC-, Ca)	12/29/28	13.321	258,026
451	INEOS Enterprises Holdings U.S. Finco LLC, 2 mo. USD Term SOFR + 3.750%(6)	(BB, Ba3)	07/08/30	9.193	453,224
494	INEOS Quattro Holdings U.K. Ltd., 1 mo. USD Term SOFR + 4.250%(6)	(BB, Ba3)	04/02/29	9.666	493,691
1,956	Polar U.S. Borrower LLC, 3 mo. USD Term SOFR + 4.750%(6)	(CCC, Caa1)	10/15/25	10.178	1,476,861
300	RelaDyne, Inc, 1 mo. USD Term SOFR + 4.500%(6)	(B, B2)	12/22/28	9.817	301,687
283	SK Neptune Husky Finance SARL(5),(9),(10)	(NR, WR)	04/30/24	0.000	247,769
1,306	SK Neptune Husky Group SARL(9),(10)	(D, Caa2)	01/03/29	0.000	24,753
1,104	Sparta U.S. HoldCo LLC, 1 mo. USD Term SOFR + 3.250%(6)	(B+, B1)	08/02/28	8.693	1,108,164
1,717	Vantage Specialty Chemicals, Inc., 1 mo. USD Term SOFR + 4.750%(6)	(B-, B3)	10/26/26	10.065	1,696,613
					6,477,030
Diversified Capital Goods (1.0%)
1,541	Dynacast International LLC, 3 mo. USD Term SOFR + 4.500%(6)	(CCC+, B2)	07/22/25	9.943	1,478,982
578	Dynacast International LLC, 3 mo. USD Term SOFR + 9.000%(6)	(CCC-, Caa2)	10/22/25	14.443	430,396
855	Electrical Components International, Inc., 1 mo. USD Term SOFR + 4.250%(6)	(B-, B2)	06/26/25	9.567	856,588
480	INNIO Group Holding GmbH, 3 mo. USD Term SOFR + 4.250%(6)	(B+, B2)	11/02/28	9.575 - 9.578	483,751
2,532	Vertiv Group Corp., 1 mo. USD Term SOFR + 2.500%(6)	(BB, Ba3)	03/02/27	7.943	2,544,705
					5,794,422

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Electric - Generation (0.1%)
$332	WEC U.S. Holdings Ltd., 1 mo. USD Term SOFR + 2.750%(6)	(B+, B1)	01/27/31	8.066	$332,650
Electronics (0.9%)
1,950	Idemia Group, 3 mo. USD Term SOFR + 4.250%(6)	(B, B2)	09/30/28	9.559	1,959,122
110	II-VI, Inc.(7)	(BB-, Ba1)	07/02/29	0.000	110,776
500	Infinite Bidco LLC, 3 mo. USD Term SOFR + 7.000%(6)	(CCC, Caa2)	03/02/29	12.591	427,500
1,500	Ingram Micro, Inc., 3 mo. USD Term SOFR + 3.000%(6)	(BB-, B1)	06/30/28	8.571	1,506,563
1,229	MKS Instruments, Inc., 1 mo. USD Term SOFR + 2.500%(6)	(BB, Ba1)	08/17/29	7.823	1,232,439
					5,236,400
Energy - Exploration & Production (0.5%)
1,045	BIP PipeCo Holdings LLC, 3 mo. USD Term SOFR + 3.250%(6)	(B+, Ba3)	12/06/30	8.548	1,047,118
1,078	CQP Holdco LP, 3 mo. USD Term SOFR + 3.000%(6)	(BB, B1)	12/31/30	8.302	1,082,025
314	GIP Pilot Acquisition Partners LP, 3 mo. USD Term SOFR + 3.000%(6)	(BB-, Ba3)	10/04/30	8.308	315,940
728	M6 ETX Holdings II Midco LLC, 1 mo. USD Term SOFR + 4.500%(6)	(B, B2)	09/19/29	9.916	729,837
922	PES Holdings LLC, 3.000% PIK(5),(8),(9),(10)	(NR, WR)	12/31/24	3.000	13,824
					3,188,744
Environmental (0.2%)
750	The Action Environmental Group, Inc., 3 mo. USD Term SOFR + 4.500%(5),(6)	(B, B2)	10/24/30	9.825	753,750
571	Vestis Corp., 3 mo. USD Term SOFR + 2.250%(6)	(BB+, Ba2)	02/22/31	7.576	572,871
					1,326,621
Food & Drug Retailers (0.2%)
866	Sharp Services LLC, 3 mo. USD Term SOFR + 3.750%(5),(6)	(B-, B3)	12/31/28	9.052	870,143
866	WOOF Holdings, Inc., 3 mo. USD Term SOFR + 7.250%(6)	(CCC-, Ca)	12/21/28	12.673	370,284
					1,240,427
Food - Wholesale (0.8%)
1,657	AI Aqua Merger Sub, Inc., 1 mo. USD Term SOFR + 3.750%(6)	(B, B3)	07/31/28	9.324	1,664,157
523	AI Aqua Merger Sub, Inc., 1 mo. USD Term SOFR + 4.250%(6)	(B, B3)	07/31/28	9.566 - 9.574	525,784

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Food - Wholesale (continued)
$1,152	B&G Foods, Inc., 1 mo. USD Term SOFR + 2.500%(6)	(B+, B1)	10/10/26	7.818	$1,152,279
1,219	Sycamore Buyer LLC(7)	(BB, Ba3)	07/23/29	0.000	1,209,954
					4,552,174
Gaming (0.3%)
1,217	Arcis Golf LLC, 1 mo. USD Term SOFR + 3.750%(6)	(B+, B2)	11/24/28	9.180	1,222,823
679	ECL Entertainment LLC, 1 mo. USD Term SOFR + 4.750%(6)	(B+, B2)	08/31/30	10.066	682,951
					1,905,774
Gas Distribution (0.4%)
1,340	AL NGPL Holdings LLC, 3 mo. USD Term SOFR + 3.250%(6)	(B+, Ba3)	04/13/28	8.556	1,346,718
1,109	BCP Renaissance Parent LLC, 3 mo. USD Term SOFR + 3.500%(6)	(B+, B2)	10/31/28	8.829	1,115,935
					2,462,653
Health Facilities (1.1%)
1,296	Bayou Intermediate II LLC, 3 mo. USD Term SOFR + 4.500%(6)	(B-, B2)	08/02/28	10.091	1,285,951
647	Carestream Health, Inc., 3 mo. USD Term SOFR + 7.500%(6)	(B-, Caa1)	09/30/27	12.909	587,463
995	Insulet Corp., 1 mo. USD Term SOFR + 3.000%(6)	(BB-, Ba2)	05/04/28	8.316	1,000,173
1,941	Loire Finco Luxembourg SARL, 1 mo. USD Term SOFR + 3.750%(6)	(B, B3)	04/21/27	9.166	1,905,641
1,500	Surgery Center Holdings, Inc., 1 mo. USD Term SOFR + 3.500%(6)	(B, Ba3)	12/19/30	8.815	1,510,702
					6,289,930
Health Services (3.0%)
1,996	ADMI Corp., 1 mo. USD Term SOFR + 3.375%(6)	(B-, B3)	12/23/27	8.805	1,929,381
249	ADMI Corp., 1 mo. USD Term SOFR + 5.750%(6)	(B-, B3)	12/23/27	11.066	250,740
1,879	Athenahealth Group, Inc., 1 mo. USD Term SOFR + 3.250%(6)	(B-, B2)	02/15/29	8.566	1,877,956
218	EyeCare Partners LLC, 3 mo. USD Term SOFR + 1.000%(6)	(NR, NR)	11/30/28	6.328	139,210
63	EyeCare Partners LLC(7)	(NR, NR)	08/31/28	0.000	63,824
1,247	IVC Acquisition Ltd., 3 mo. USD Term SOFR + 5.500%(6)	(B, B3)	12/12/28	10.809	1,252,174
1,407	Learning Care Group, Inc., 3 mo. USD Term SOFR + 4.750%(6)	(B, B2)	08/11/28	10.059 - 10.093	1,412,615

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Health Services (continued)
$907	MedAssets Software Intermediate Holdings, Inc., 3 mo. USD Term SOFR + 4.000%(6)	(CCC, Caa1)	12/18/28	9.424	$768,097
1,259	Pacific Dental Services LLC, 1 mo. USD Term SOFR + 3.250%(6)	(B, B1)	03/15/31	8.571	1,263,136
1,407	Packaging Coordinators Midco, Inc., 3 mo. USD Term SOFR + 3.500%(6)	(B-, B3)	11/30/27	9.071	1,413,646
525	PointClickCare Technologies, Inc., 2 mo. USD Term SOFR + 3.000%(5),(6)	(NR, B2)	12/29/27	8.324	528,768
1,780	Radiology Partners, Inc., 3 mo. USD Term SOFR + 3.500%, 3 mo. USD Term SOFR + 5.000%(6)	(B-, B3)	01/31/29	8.812 - 9.087	1,712,626
1,221	Therapy Brands Holdings LLC, 1 mo. USD Term SOFR + 4.000%(5),(6)	(B-, B2)	05/18/28	9.430	1,080,810
2,360	U.S. Radiology Specialists, Inc., 3 mo. USD Term SOFR + 5.250%(6)	(B-, B3)	12/15/27	10.702	2,369,056
272	Western Dental Services, Inc. (2021 Delayed Draw Term Loan), 3 mo. USD Term SOFR + 4.500%(6)	(CCC, Caa1)	08/18/28	10.105	170,626
2,562	Western Dental Services, Inc. (2021 Term Loan B), 3 mo. USD Term SOFR + 4.500%(6)	(CCC, Caa1)	08/18/28	10.105	1,607,104
					17,839,769
Hotels (0.6%)
1,997	Alterra Mountain Co., 1 wk. USD Term SOFR + 3.250%(6)	(B+, B1)	08/17/28	8.577	2,008,678
386	Alterra Mountain Co., 1 mo. USD Term SOFR + 3.500%(6)	(B+, B1)	05/31/30	8.827	388,367
1,435	Hilton Domestic Operating Co., Inc., 1 mo. USD Term SOFR + 2.000%(6)	(BBB-, Baa2)	11/08/30	7.417	1,439,460
					3,836,505
Insurance Brokerage (2.0%)
2,101	Alliant Holdings Intermediate LLC, 1 mo. USD Term SOFR + 3.500%(6)	(B, B2)	11/06/30	8.819	2,111,779
1,245	AmWINS Group, Inc., 1 mo. USD Term SOFR + 2.250%(6)	(B+, Ba3)	02/19/28	7.695	1,248,033
497	AmWINS Group, Inc., 1 mo. USD Term SOFR + 2.750%(6)	(B+, Ba3)	02/19/28	8.180	499,441
1,803	Howden Group Holdings Ltd., 1 mo. USD Term SOFR + 4.000%(6)	(B, B2)	04/18/30	9.316	1,813,593
1,494	Howden Group Holdings Ltd., 1 mo. USD Term SOFR + 3.500%(6)	(B, B2)	02/15/31	8.816	1,500,868
4,581	HUB International Ltd., 3 mo. USD Term SOFR + 3.250%(6)	(B, B2)	06/20/30	8.565 - 8.575	4,609,413
					11,783,127

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Investments & Misc. Financial Services (2.1%)
$399	Altisource Solutions SARL, 3 mo. USD Term SOFR + 8.750%(6),(11)	(CCC-, Caa2)	04/30/25	14.159	$231,071
2,288	Ankura Consulting Group LLC, 6 mo. USD Term SOFR + 4.250%(6)	(B-, B2)	03/17/28	9.564	2,298,145
2,493	AqGen Island Holdings, Inc., 1 mo. USD Term SOFR + 3.500%(6)	(B-, B3)	08/02/28	8.930	2,495,017
3,136	Citadel Securities LP, 1 mo. USD Term SOFR + 2.250%(6)	(BBB-, Baa3)	07/29/30	7.566	3,145,556
1,601	Galaxy U.S. Opco, Inc., 3 mo. USD Term SOFR + 4.750%(6)	(CCC+, B3)	04/29/29	10.080	1,440,488
1,706	HighTower Holdings LLC, 3 mo. USD Term SOFR + 4.000%(6)	(B-, B2)	04/21/28	9.586	1,716,922
499	Jane Street Group LLC, 1 mo. USD Term SOFR + 2.500%(6)	(BB, Ba2)	01/26/28	7.930	499,704
976	Mariner Wealth Advisors LLC, 1 mo. USD Term SOFR + 3.250%(6)	(B-, Ba3)	08/18/28	8.680	979,219
					12,806,122
Life Insurance (0.3%)
279	OneDigital Borrower LLC, 1 mo. USD Term SOFR + 4.250%(6)	(B, B3)	11/16/27	9.666	279,099
1,000	Truist Insurance Holdings LLC(7)	(B, B2)	03/24/31	0.000	1,003,285
352	Truist Insurance Holdings LLC(7)	(CCC+, Caa2)	03/08/32	0.000	355,752
					1,638,136
Machinery (1.4%)
1,976	19th Holdings Golf LLC, 1 mo. USD Term SOFR + 3.350%(6)	(B, B1)	02/07/29	8.673	1,953,388
1,420	CPM Holdings, Inc., 1 mo. USD Term SOFR + 4.500%(6)	(B, B2)	09/28/28	9.829	1,425,648
1,495	LSF12 Badger Bidco LLC, 1 mo. USD Term SOFR + 6.000%(6)	(B, B2)	08/30/30	11.316	1,505,278
411	LTI Holdings, Inc., 1 mo. USD Term SOFR + 6.750%(6),(11)	(CCC+, Caa2)	09/06/26	12.180	386,479
2,397	LTI Holdings, Inc., 1 mo. USD Term SOFR + 3.500%(6)	(B-, B2)	09/06/25	8.930	2,376,447
920	LTI Holdings, Inc., 1 mo. USD Term SOFR + 4.750%(6)	(B-, B2)	07/24/26	10.180	911,114
					8,558,354
Media - Diversified (0.7%)
2,625	Cast & Crew Payroll LLC(7)	(B, B2)	12/29/28	0.000	2,632,232
496	Cast & Crew Payroll LLC, 1 mo. USD Term SOFR + 3.750%(6)	(B, B2)	02/09/26	9.180	497,004
392	Technicolor Creative Studios, 3 mo. EUR EURIBOR + 5.000%(3),(4),(5),(6)	(NR, NR)	06/05/30	8.795	—
1,028	Technicolor Creative Studios(3),(9),(10)	(NR, NR)	08/06/33	0.000	5,771

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Media - Diversified (continued)
$66	Technicolor Creative Studios (2023 EUR PIK Incremental New Money Term Loan)(3),(4),(9),(10)	(NR, NR)	07/31/26	0.000	$24,775
174	Technicolor Creative Studios (2023 EUR PIK New Money Tranche A2 Undrawn)(3),(5),(9),(10)	(NR, NR)	07/31/26	0.000	64,941
207	Technicolor Creative Studios (2023 EUR PIK New Money Tranche)(3),(5),(9),(10)	(NR, NR)	07/31/26	0.000	77,576
750	United Talent Agency LLC(4),(5),(7)	(NR, NR)	07/07/28	0.000	750,000
					4,052,299
Media Content (0.2%)
857	Aragorn Parent Corp., 1 mo. USD Term SOFR + 4.250%(6)	(B, B2)	12/15/28	9.569	863,037
500	WMG Acquisition Corp., 1 mo. USD Term SOFR + 2.000%(6)	(BB+, Ba2)	01/24/31	7.316	500,485
					1,363,522
Medical Products (0.3%)
1,938	Viant Medical Holdings, Inc., 1 mo. USD Term SOFR + 3.750%(6)	(B-, B3)	07/02/25	9.180	1,938,560
Packaging (1.3%)
687	Chart Industries, Inc., 1 mo. USD Term SOFR + 3.250%(6)	(BB-, Ba3)	03/15/30	8.673	690,055
960	Mauser Packaging Solutions Holding Co., 3 mo. USD Term SOFR + 3.500%(6)	(B, B2)	04/15/27	8.815	962,071
248	Nexcycle Canada Ltd., 3 mo. USD Term SOFR + 6.500%(5),(6)	(NR, NR)	07/21/28	11.827	250,814
4,348	Proampac PG Borrower LLC, 1 mo. USD Term SOFR + 4.000%, 3 mo. USD Term SOFR + 4.000%(6)	(B-, B3)	09/15/28	9.321 - 9.329	4,382,406
88	Strategic Materials Holding Corp., 3 mo. USD Term SOFR + 7.500%(5),(6)	(NR, NR)	01/23/29	13.088	87,924
945	Strategic Materials Holding Corp., 3 mo. USD Term SOFR + 6.500%(5),(6)	(NR, NR)	07/21/28	12.088	949,895
335	Technimark Holdings LLC, 1 mo. USD Term SOFR + 3.750%(6)	(B-, B2)	07/07/28	9.180	336,261
					7,659,426
Personal & Household Products (0.6%)
3,296	ABG Intermediate Holdings 2 LLC, 1 mo. USD Term SOFR + 3.500%(6)	(BB-, B1)	12/21/28	8.918	3,316,996
121	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%(6)	(NR, NR)	06/29/28	12.924	106,525
13	Serta Simmons Bedding LLC(5),(7)	(NR, NR)	06/29/28	0.000	13,180
					3,436,701

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Rail (0.5%)
$3,000	Genesee & Wyoming, Inc., 2 mo. USD Term SOFR + 2.000%(6)	(BB, Ba3)	04/10/31	7.301	$3,004,455
Real Estate Development & Management (0.4%)
2,320	BIFM U.S. Finance LLC, 1 mo. USD Term SOFR + 4.250%(6)	(B, B3)	05/31/28	9.566	2,337,964
Real Estate Investment Trusts (0.1%)
725	Claros Mortgage Trust, Inc., 1 mo. USD Term SOFR + 4.500%(5),(6)	(B-, Ba3)	08/09/26	9.918	645,692
Recreation & Travel (1.1%)
3,456	Bulldog Purchaser, Inc., 3 mo. USD Term SOFR + 3.750%(6)	(B-, B3)	09/05/25	9.193	3,428,211
1,048	Cedar Fair LP(7)	(BB+, Ba2)	04/18/31	0.000	1,049,615
1,224	Motion Finco SARL(7)	(B+, B2)	11/12/29	0.000	1,224,093
714	SeaWorld Parks & Entertainment, Inc., 1 mo. USD Term SOFR + 2.500%(6)	(BB, Ba2)	08/25/28	7.816	714,739
					6,416,658
Restaurants (2.2%)
1,647	1011778 BC Unlimited Liability Co., 1 mo. USD Term SOFR + 2.250%(6)	(BB+, Ba2)	09/20/30	7.566	1,651,581
995	Flynn Restaurant Group LP, 1 mo. USD Term SOFR + 4.250%(6)	(B, B2)	12/01/28	9.680	999,995
4,253	IRB Holding Corp., 1 mo. USD Term SOFR + 2.750%(6)	(B+, B2)	12/15/27	8.166	4,264,592
1,905	K-Mac Holdings Corp.(7)	(B-, B3)	07/21/28	0.000	1,910,629
2,217	Tacala LLC, 1 mo. USD Term SOFR + 4.000%(6)	(B-, B3)	01/31/31	9.316	2,229,108
2,069	Whatabrands LLC, 1 mo. USD Term SOFR + 3.250%(6)	(B, B2)	08/03/28	8.680	2,079,537
					13,135,442
Software - Services (8.5%)
2,130	Applied Systems, Inc., 3 mo. USD Term SOFR + 3.500%(6)	(B-, B2)	02/24/31	8.809	2,147,957
1,310	AQ Carver Buyer, Inc., 3 mo. USD Term SOFR + 5.500%(6)	(B, B2)	08/02/29	10.930	1,317,621
1,688	Aston FinCo SARL, 1 mo. USD Term SOFR + 4.250%(6)	(CCC+, B3)	10/09/26	9.680	1,519,628
1,426	Astra Acquisition Corp., 3 mo. USD Term SOFR + 5.250%(6)	(CCC+, Caa1)	10/25/28	10.821	842,574
671	Astra Acquisition Corp.(4),(5),(7)	(NR, NR)	02/25/28	0.000	657,166
1,170	Camelot U.S. Acquisition LLC, 1 mo. USD Term SOFR + 2.750%(6)	(BB-, B1)	01/31/31	8.066	1,173,773
1,015	Cloud Software Group, Inc.(7)	(B, B2)	09/29/28	0.000	1,016,147

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Software - Services (continued)
$791	Cloud Software Group, Inc.(7)	(B, B2)	03/30/29	0.000	$792,194
1,235	ConnectWise LLC, 3 mo. USD Term SOFR + 3.500%(6)	(NR, B2)	09/29/28	9.064	1,238,818
1,226	Cornerstone OnDemand, Inc., 1 mo. USD Term SOFR + 3.750%(5),(6)	(B-, B2)	10/16/28	9.180	1,181,185
3,000	Dayforce, Inc., 1 mo. USD Term SOFR + 2.500%(5),(6)	(BB-, Ba3)	02/26/31	7.816	3,009,375
1,250	DCert Buyer, Inc., 1 mo. USD Term SOFR + 7.000%(6)	(CCC, Caa2)	02/19/29	12.316	1,133,206
503	Evertec Group LLC, 1 mo. USD Term SOFR + 3.500%(5),(6)	(BB-, Ba3)	10/30/30	8.816	505,884
1,000	Fleet Midco I Ltd., 1 mo. USD Term SOFR + 3.250%(5),(6)	(B+, B2)	02/21/31	8.566	1,005,000
1,907	Flexera Software LLC, 1 mo. USD Term SOFR + 3.750%(6)	(B-, B2)	03/03/28	9.180	1,914,588
419	IGT Holding IV AB, 3 mo. USD Term SOFR + 3.400%(6)	(B, B2)	03/31/28	8.972	420,498
1,833	Instructure Holdings, Inc., 3 mo. USD Term SOFR + 2.750%(6)	(NR, B1)	10/30/28	8.355	1,843,114
1,027	Marcel LUX IV SARL, 1 mo. USD Term SOFR + 4.500%(6)	(B+, B2)	11/11/30	9.810	1,032,813
484	Mosel Bidco SE, 3 mo. USD Term SOFR + 4.750%(5),(6)	(B, B2)	09/16/30	10.059	486,248
1,500	Particle Investments SARL, 3 mo. USD Term SOFR + 4.000%(5),(6)	(B+, B1)	03/28/31	9.323	1,511,250
1,952	Perforce Software, Inc., 1 mo. USD Term SOFR + 3.750%(6)	(B-, B2)	07/01/26	9.166	1,942,005
4,129	Polaris Newco LLC, 3 mo. USD Term SOFR + 4.000%(6)	(B-, B2)	06/02/28	9.591	4,109,496
1,000	Press Ganey Holdings, Inc.(7)	(B-, B3)	04/24/31	0.000	998,125
2,760	Project Alpha Intermediate Holding, Inc., 3 mo. USD Term SOFR + 4.750%(6)	(B, B2)	10/28/30	10.074	2,773,621
2,426	Project Boost Purchaser LLC, 1 mo. USD Term SOFR + 3.500%(6)	(B-, B2)	06/01/26	8.930	2,434,471
748	Project Boost Purchaser LLC, 1 mo. USD Term SOFR + 3.500%, 3 mo. USD Term SOFR + 3.500%(6)	(B-, B2)	05/30/26	8.930 - 9.071	750,882
3,184	Quest Software U.S. Holdings, Inc., 3 mo. USD Term SOFR + 4.250%(6)	(CCC+, B3)	02/01/29	9.730	2,250,978
1,082	RealPage, Inc.(7)	(B, B2)	04/24/28	0.000	1,044,109
1,232	Redstone Holdco 2 LP, 1 mo. USD Term SOFR + 4.750%(6)	(B-, B3)	04/27/28	10.180	969,609
497	Sovos Compliance LLC, 1 mo. USD Term SOFR + 4.500%(6)	(B-, B3)	08/11/28	9.930	492,341
1,636	SS&C Technologies, Inc., 1 mo. USD Term SOFR + 1.750%(6)	(BB+, Ba1)	04/16/25	7.180	1,638,526

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Software - Services (continued)
$2,147	Transact Holdings, Inc., 1 mo. USD Term SOFR + 4.250%(6)	(B, B2)	04/30/26	9.680	$2,160,826
1,000	UKG, Inc.(7)	(B-, B2)	02/10/31	0.000	1,005,735
2,250	VS Buyer LLC, 1 mo. USD Term SOFR + 3.250%(6)	(B, B2)	04/14/31	8.569	2,259,202
1,000	Waystar Technologies, Inc., 1 mo. USD Term SOFR + 4.000%(6)	(B-, B3)	10/22/29	9.316	1,006,875
					50,585,840
Specialty Retail (0.5%)
2,450	Mister Car Wash Holdings, Inc., 1 mo. USD Term SOFR + 3.000%(6)	(B, B2)	03/21/31	8.318	2,458,428
820	Wand NewCo 3, Inc., 1 mo. USD Term SOFR + 3.750%(6)	(B, B3)	01/30/31	9.066	826,310
					3,284,738
Steel Producers/Products (0.1%)
746	Grinding Media, Inc., 3 mo. USD Term SOFR + 4.000%(5),(6)	(B, B2)	10/12/28	9.555	745,241
Support - Services (1.8%)
779	Belfor Holdings, Inc., 1 mo. USD Term SOFR + 3.750%(6)	(B-, B1)	11/01/30	9.066	782,305
718	CoreLogic, Inc., 1 mo. USD Term SOFR + 3.500%(6)	(B-, B2)	06/02/28	8.930	696,633
491	Global Education Management Systems Establishment, 1 mo. USD Term SOFR + 4.750%(6)	(B, B2)	07/31/26	10.180	494,167
830	LaserShip, Inc., 3 mo. USD Term SOFR + 7.500%(6)	(CCC-, Caa3)	05/07/29	13.071	694,730
2,097	LaserShip, Inc., 3 mo. USD Term SOFR + 4.500%(6)	(CCC+, B3)	05/07/28	10.071	1,971,352
1,776	Nuvei Technologies Corp., 1 mo. USD Term SOFR + 3.000%(6)	(BB-, Ba3)	12/19/30	8.416	1,781,935
537	Savage Enterprises LLC(7)	(BB-, B1)	09/15/28	0.000	539,547
1,492	Tempo Acquisition LLC, 1 mo. USD Term SOFR + 2.750%(6)	(BB-, Ba3)	08/31/28	8.066	1,498,429
392	Teneo Holdings LLC, 1 mo. USD Term SOFR + 4.750%(6)	(B, B2)	03/13/31	10.066	395,127
400	TruGreen LP, 3 mo. USD Term SOFR + 8.500%(6)	(CCC, Caa3)	11/02/28	14.091	316,334
1,500	Wrench Group LLC, 3 mo. USD Term SOFR + 4.000%(6)	(B-, B2)	10/30/28	9.571	1,504,372
					10,674,931

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Tech Hardware & Equipment (0.4%)
$1,224	Atlas CC Acquisition Corp., 3 mo. USD Term SOFR + 4.250%(6)	(B, Caa1)	05/25/28	9.855	$1,127,635
249	Atlas CC Acquisition Corp., 3 mo. USD Term SOFR + 4.250%(6)	(B+, B1)	05/25/28	9.855	229,349
249	CommScope, Inc., 1 mo. USD Term SOFR + 3.250%(6)	(CCC+, B3)	04/06/26	8.680	219,891
1,070	Ultra Clean Holdings, Inc., 1 mo. USD Term SOFR + 3.500%(6)	(B+, B1)	02/28/28	8.816	1,073,589
					2,650,464
Telecom - Wireless (0.3%)
1,755	SBA Senior Finance II LLC, 1 mo. USD Term SOFR + 2.000%(6)	(BBB-, Ba2)	01/25/31	7.320	1,762,441
Telecom - Wireline Integrated & Services (0.7%)
986	Altice France SA, 3 mo. USD Term SOFR + 5.500%(6)	(CCC+, Caa1)	08/15/28	10.829	743,593
883	Altice France SA, 3 mo. USD LIBOR + 3.688%(6)	(CCC+, Caa1)	01/31/26	9.278	761,854
2,133	Patagonia Holdco LLC, 3 mo. USD Term SOFR + 5.750%(6)	(NR, B1)	08/01/29	11.064	1,983,490
1,000	Virgin Media Bristol LLC(7)	(B+, Ba3)	01/31/29	0.000	986,875
					4,475,812
Theaters & Entertainment (1.4%)
3,730	UFC Holdings LLC, 3 mo. USD Term SOFR + 2.750%(6)	(BB, Ba3)	04/29/26	8.336	3,742,401
4,553	William Morris Endeavor Entertainment LLC, 1 mo. USD Term SOFR + 2.750%(6)	(BB-, B3)	05/18/25	8.180	4,570,355
					8,312,756
TOTAL BANK LOANS (Cost $259,066,981)					254,568,796
ASSET BACKED SECURITIES (3.7%)
Collateralized Debt Obligations (3.7%)
1,350	Anchorage Capital CLO 15 Ltd., 2020-15A, Rule 144A, 3 mo. USD Term SOFR + 7.662%(1),(6)	(NR, Ba3)	07/20/34	12.986	1,336,769
1,000	Anchorage Capital CLO 4-R Ltd., 2014-4RA, Rule 144A, 3 mo. USD Term SOFR + 2.862%(1),(6)	(BBB-, NR)	01/28/31	8.186	997,252
1,000	Battalion CLO XIV Ltd., 2019-14A, Rule 144A, 3 mo. USD Term SOFR + 3.702%(1),(6)	(NR, Baa3)	01/20/35	9.026	991,543
1,000	BlueMountain CLO Ltd., 2016-2A, Rule 144A, 3 mo. USD Term SOFR + 4.562%(1),(6)	(BBB-, NR)	08/20/32	9.881	985,198
See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations (continued)
$1,000	BlueMountain Fuji U.S. CLO I Ltd., 2017-1A, Rule 144A, 3 mo. USD Term SOFR + 6.262%(1),(6)	(BB-, NR)	07/20/29	11.586	$958,089
1,000	BlueMountain Fuji U.S. CLO III Ltd., 2017-3A, Rule 144A, 3 mo. USD Term SOFR + 5.462%(1),(6)	(BB-, NR)	01/15/30	10.790	936,413
750	Carlyle Global Market Strategies CLO Ltd., 2014-3RA, Rule 144A, 3 mo. USD Term SOFR + 5.662%(1),(6)	(BB-, NR)	07/27/31	10.986	717,156
1,250	CIFC Funding Ltd., 2013-2A, Rule 144A, 3 mo. USD Term SOFR + 6.782%(1),(6)	(B+, NR)	10/18/30	12.109	1,243,882
750	CIFC Funding Ltd., 2014-1A, Rule 144A, 3 mo. USD Term SOFR + 6.112%(1),(6)	(B+, NR)	01/18/31	11.439	741,407
2,150	Generate CLO 3 Ltd., Rule 144A, 3 mo. USD Term SOFR + 4.900%(1),(6)	(BBB-, NR)	10/20/36	10.225	2,159,676
1,250	Generate CLO 5 Ltd., Rule 144A, 3 mo. USD Term SOFR + 6.272%(1),(6)	(NR, Ba3)	10/22/31	11.596	1,250,062
750	Goldentree Loan Opportunities XI Ltd., 2015-11A, Rule 144A, 3 mo. USD Term SOFR + 5.662%(1),(6)	(NR, Ba3)	01/18/31	10.989	753,633
1,225	Greywolf CLO V Ltd., 2015-1A, Rule 144A, 3 mo. USD Term SOFR + 6.112%(1),(6)	(BB-, NR)	01/27/31	11.435	1,211,081
500	Halcyon Loan Advisors Funding Ltd., 2015-2A, Rule 144A(1),(11)	(NR, NR)	07/25/27	0.000	75
1,000	KKR CLO 16 Ltd., Rule 144A, 3 mo. USD Term SOFR + 7.372%(1),(6)	(BB-, NR)	10/20/34	12.696	1,002,009
500	KKR CLO 20 Ltd., Rule 144A, 3 mo. USD Term SOFR + 5.762%(1),(6)	(NR, Ba3)	10/16/30	11.089	496,382
1,500	KKR Financial CLO Ltd., 2013-1A, Rule 144A, 3 mo. USD Term SOFR + 6.342%(1),(6)	(NR, Ba3)	04/15/29	11.670	1,500,333
1,000	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, 3 mo. USD Term SOFR + 6.012%(1),(6)	(NR, Ba1)	01/22/35	11.336	971,665
1,000	Oaktree CLO Ltd., 2019-4A, Rule 144A, 3 mo. USD Term SOFR + 7.492%(1),(6)	(BB-, NR)	10/20/32	12.816	1,008,247
500	Venture XXVIII CLO Ltd., 2017-28A, Rule 144A, 3 mo. USD Term SOFR + 6.412%(1),(6)	(NR, Ba3)	07/20/30	11.736	379,435
1,000	Vibrant CLO III Ltd., 2015-3A, Rule 144A, 3 mo. USD Term SOFR + 3.762%(1),(6)	(NR, Ba1)	10/20/31	9.086	986,079
750	Vibrant CLO VI Ltd., 2017-6A, Rule 144A, 3 mo. USD Term SOFR + 6.012%(1),(6)	(NR, Ba3)	06/20/29	11.344	724,879
500	Voya CLO Ltd., 2014-4A, Rule 144A, 3 mo. USD Term SOFR + 3.612%(1),(6)	(BBB-, NR)	07/14/31	8.940	487,766
TOTAL ASSET BACKED SECURITIES (Cost $22,529,443)					21,839,031

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2024 (unaudited)

Shares		Value
COMMON STOCKS (0.7%)
Auto Parts & Equipment (0.0%)
23,475	Jason, Inc.(10)	$211,277
Cable & Satellite TV (0.0%)
54,000	Altice USA, Inc., Class A(10)	104,220
Chemicals (0.1%)
25,202	Proppants Holdings LLC(4),(5),(10),(11)	504
6,341	UTEX Industries, Inc.(10)	295,915
		296,419
Energy - Exploration & Production (0.0%)
37,190	PES Energy, Class A(4),(5),(10),(11)	372
Metals & Mining - Excluding Steel (0.5%)
1,100,000	Taseko Mines Ltd.(10)	2,722,277
Packaging (0.1%)
24,990	SMI Topco LLC(10)	237,405
Personal & Household Products (0.0%)
29,405	Dream Well, Inc.(10)	183,781
29,405	Serta Simmons Bedding Equipment Co.(4),(5),(10)	0
		183,781
Pharmaceuticals (0.0%)
37,299	Akorn, Inc.(10)	1,865
Private Placement (0.0%)
65,034	Technicolor Creative Studios SA(10),(12)	695
Recreation & Travel (0.0%)
7,268	Cineworld Group PLC(10)	137,547
Specialty Retail (0.0%)
66	Eagle Investments Holding Co. LLC, Class B(4),(5),(10)	1
TOTAL COMMON STOCKS (Cost $4,898,997)		3,895,859
WARRANTS (0.0%)
Chemicals (0.0%)
6,300	Project Investor Holdings LLC, expires 02/20/2022(4),(5),(10),(11)	0
Investments & Misc. Financial Services (0.0%)
2,847	Altisource Solutions SARL, expires 05/31/2027(4),(5),(10)	5,666
6,000	Movella Holdings, Inc., expires 12/31/2027(4),(5),(10)	360
2,500	Northern Star Investment Corp. IV, expires 12/31/2027(4),(5),(10)	0
		6,026
Software - Services (0.0%)
26,666	Brand Engagement Network, Inc., expires 03/14/2029(10)	2,532
TOTAL WARRANTS (Cost $21,320)		8,558

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2024 (unaudited)

Shares		Value
SHORT-TERM INVESTMENTS (12.0%)
63,662,234	State Street Institutional U.S. Government Money Market Fund — Premier Class, 5.26%	$63,662,234
7,817,518	State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(13)	7,817,518
TOTAL SHORT-TERM INVESTMENTS (Cost $71,479,752)		71,479,752
TOTAL INVESTMENTS AT VALUE (99.1%) (Cost $600,346,421)		588,825,576
OTHER ASSETS IN EXCESS OF LIABILITIES (0.9%)		5,209,460
NET ASSETS (100.0%)		$594,035,036

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, these securities amounted to a value of $252,816,004 or 42.6% of net assets.

(2)  Security or portion thereof is out on loan (See Note 2-K).

(3)  This security is denominated in Euro.

(4)  Not readily marketable security; security is valued at fair value as determined in good faith by Credit Suisse Asset Management, LLC as the Fund's valuation designee under the oversight of the Board of Trustees (See Note 2-A).

(5)  Security is valued using significant unobservable inputs.

(6)  Variable rate obligation — The interest rate shown is the rate in effect as of April 30, 2024. The rate may be subject to a cap and floor.

(7)  The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of April 30, 2024.

(8)  PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

(9)  Bond is currently in default.

(10)  Non-income producing security.

(11)  Illiquid security.

(12)  Security is held through holdings of 100 shares of the CIG Special Purpose SPC — Credit Suisse Strategic Income Fund Segregated Portfolio, an affiliated entity.

(13)  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2024 (unaudited)

INVESTMENT ABBREVIATIONS

1 mo. = 1 month

2 mo. = 2 month

3 mo. = 3 month

6 mo. = 6 month

EURIBOR = Euro Interbank Offered Rate

LIBOR = London Interbank Offered Rate

NR = Not Rated

SARL = société à responsabilité limitée

SOFR = Secured Overnight Financing Rate

WR = Withdrawn Rating

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Unrealized Appreciation
USD	2,826,028	CAD	3,839,000	10/07/24	Deutsche Bank AG	$(2,826,028)	$(2,802,547)	$23,481
USD	210,127	CAD	286,000	10/07/24	JPMorgan Chase	(210,127)	(208,786)	1,341
USD	409,849	CAD	550,000	10/07/24	Morgan Stanley	(409,849)	(401,511)	8,338
Total Unrealized Appreciation								$33,160

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Unrealized Depreciation
CAD	803,000	USD	593,619	10/07/24	Deutsche Bank AG	$593,619	$586,206	$(7,413)
EUR	615,039	USD	675,207	10/07/24	Deutsche Bank AG	675,207	662,353	(12,854)
USD	3,276,506	EUR	3,057,169	10/07/24	Morgan Stanley	(3,276,506)	(3,292,350)	(15,844)
Total Unrealized Depreciation								$(36,111)
Total Net Unrealized Appreciation/(Depreciation)								$(2,951)

Currency Abbreviations:

CAD = Canadian Dollar

EUR = Euro

USD = United States Dollar

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Statement of Assets and Liabilities
April 30, 2024 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $7,817,518 (Cost $600,346,421) (Note 2)	$588,825,576[1]
Cash	559,258
Foreign currency at value (Cost $80,431)	80,865
Receivable for Fund shares sold	40,937,825
Interest receivable	6,173,029
Receivable for investments sold	3,637,301
Unrealized appreciation on forward foreign currency contracts (Note 2)	33,160
Prepaid expenses and other assets	50,130
Total assets	640,297,144
Liabilities
Investment advisory fee payable (Note 3)	966,795
Administrative services fee payable (Note 3)	36,555
Shareholder servicing/Distribution fee payable (Note 3)	76,090
Payable for investments purchased	32,370,167
Payable upon return of securities loaned (Note 2)	7,817,518
Payable for Fund shares redeemed	4,433,154
Dividend payable	423,236
Unrealized depreciation on forward foreign currency contracts (Note 2)	36,111
Trustees' fee payable	7,691
Accrued expenses	94,791
Total liabilities	46,262,108
Net Assets
Capital stock, $.001 par value (Note 6)	62,927
Paid-in capital (Note 6)	644,854,191
Total distributable earnings (loss)	(50,882,082)
Net assets	$594,035,036
I Shares
Net assets	$514,709,211
Shares outstanding	54,526,110
Net asset value, offering price and redemption price per share	$9.44
A Shares
Net assets	$42,047,741
Shares outstanding	4,454,335
Net asset value and redemption price per share	$9.44
Maximum offering price per share (net asset value/(1-4.75%))	$9.91
C Shares
Net assets	$37,278,084
Shares outstanding	3,946,337
Net asset value, offering price and redemption price per share	$9.45

1  Includes $7,652,635 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Statement of Operations
For the Six Months Ended April 30, 2024 (unaudited)

Investment Income
Interest	$20,810,006
Other Income	1,958
Dividends	932
Securities lending (net of rebates)	61,164
Total investment income	20,874,060
Expenses
Investment advisory fees (Note 3)	1,978,693
Administrative services fees (Note 3)	59,334
Shareholder servicing/Distribution fees (Note 3)
Class A	40,543
Class C	169,535
Transfer agent fees	178,535
Custodian fees	52,597
Registration fees	45,415
Trustees' fees	42,576
Commitment fees (Note 4)	40,416
Audit and tax fees	24,928
Printing fees	22,409
Legal fees	17,538
Insurance expense	5,191
Miscellaneous expense	7,551
Total expenses	2,685,261
Less: fees waived and expenses reimbursed (Note 3)	(614,267)
Net expenses	2,070,994
Net investment income	18,803,066
Net Realized and Unrealized Gain (Loss) from Investments, Foreign Currency and Forward Foreign Currency Contracts
Net realized loss from investments	(545,271)
Net realized loss from foreign currency transactions	(894)
Net change in unrealized appreciation (depreciation) from investments	16,330,926
Net change in unrealized appreciation (depreciation) from foreign currency translations	1,080
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	(2,796)
Net realized and unrealized gain from investments, foreign currency transactions and forward foreign currency contracts	15,783,045
Net increase in net assets resulting from operations	$34,586,111

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2024 (unaudited)	For the Year Ended October 31, 2023
From Operations
Net investment income	$18,803,066	$25,775,883
Net realized loss from investments, foreign currency transactions and forward foreign currency contracts	(546,165)	(18,387,719)
Net change in unrealized appreciation (depreciation) from investments, foreign currency translations and forward foreign currency contracts	16,329,210	24,337,697
Net increase in net assets resulting from operations	34,586,111	31,725,861
From Distributions
From distributable earnings
Class I	(16,299,482)	(21,861,973)
Class A	(1,269,977)	(1,766,502)
Class C	(1,202,131)	(2,146,176)
Net decrease in net assets resulting from distributions	(18,771,590)	(25,774,651)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	264,824,857	253,132,745
Reinvestment of distributions	16,661,874	23,268,008
Net asset value of shares redeemed	(76,500,346)	(324,419,661)
Net increase (decrease) in net assets from capital share transactions	204,986,385	(48,018,908)
Net increase (decrease) in net assets	220,800,906	(42,067,698)
Net Assets
Beginning of period	373,234,130	415,301,828
End of period	$594,035,036	$373,234,130

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2024	For the Year Ended October 31,
	(unaudited)	2023	2022	2021	2020	2019
Per share data
Net asset value, beginning of period	$9.08	$8.91	$10.12	$9.57	$9.88	$9.96
INVESTMENT OPERATIONS
Net investment income[1]	0.38	0.75	0.47	0.40	0.51	0.53
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	0.36	0.17	(1.20)	0.56	(0.31)	(0.08)
Total from investment operations	0.74	0.92	(0.73)	0.96	0.20	0.45
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.38)	(0.75)	(0.48)	(0.41)	(0.51)	(0.52)
Return of capital	—	—	—	—	—	(0.01)
Total dividends and distributions	(0.38)	(0.75)	(0.48)	(0.41)	(0.51)	(0.53)
Net asset value, end of period	$9.44	$9.08	$8.91	$10.12	$9.57	$9.88
Total return[2]	8.21%	10.57%	(7.41)%	10.11%	2.21%	4.68%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$514,709	$316,613	$363,915	$420,435	$190,537	$230,330
Ratio of net expenses to average net assets	0.79%[3]	0.79%	0.79%	0.79%	0.80%	0.99%
Ratio of net investment income to average net assets	8.07%[3]	8.14%	4.88%	3.93%	5.33%	5.36%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.26%[3]	0.31%	0.29%	0.26%	0.31%	0.10%
Portfolio turnover rate[4]	20%	73%	56%	46%	34%	37%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and include change in share price and reinvestment of all distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

4  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2024	For the Year Ended October 31,
	(unaudited)	2023	2022	2021	2020	2019
Per share data
Net asset value, beginning of period	$9.08	$8.91	$10.13	$9.57	$9.88	$9.96
INVESTMENT OPERATIONS
Net investment income[1]	0.37	0.72	0.44	0.38	0.49	0.51
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	0.36	0.18	(1.21)	0.56	(0.31)	(0.08)
Total from investment operations	0.73	0.90	(0.77)	0.94	0.18	0.43
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.37)	(0.73)	(0.45)	(0.38)	(0.49)	(0.50)
Return of capital	—	—	—	—	—	(0.01)
Total dividends and distributions	(0.37)	(0.73)	(0.45)	(0.38)	(0.49)	(0.51)
Net asset value, end of period	$9.44	$9.08	$8.91	$10.13	$9.57	$9.88
Total return[2]	8.08%	10.30%	(7.73)%	9.95%	1.96%	4.42%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$42,048	$25,795	$21,933	$31,102	$34,254	$50,343
Ratio of net expenses to average net assets	1.04%[3]	1.04%	1.04%	1.04%	1.05%	1.24%
Ratio of net investment income to average net assets	7.84%[3]	7.90%	4.62%	3.78%	5.10%	5.13%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.26%[3]	0.31%	0.29%	0.26%	0.31%	0.10%
Portfolio turnover rate[4]	20%	73%	56%	46%	34%	37%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and include change in share price, reinvestment of all distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

4  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2024	For the Year Ended October 31,
	(unaudited)	2023	2022	2021	2020	2019
Per share data
Net asset value, beginning of period	$9.08	$8.92	$10.13	$9.57	$9.88	$9.96[1]
INVESTMENT OPERATIONS
Net investment income[2]	0.33	0.66	0.37	0.31	0.41	0.43
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	0.37	0.16	(1.20)	0.56	(0.31)	(0.08)
Total from investment operations	0.70	0.82	(0.83)	0.87	0.10	0.35
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.33)	(0.66)	(0.38)	(0.31)	(0.41)	(0.42)
Return of capital	—	—	—	—	—	(0.01)
Total dividends and distributions	(0.33)	(0.66)	(0.38)	(0.31)	(0.41)	(0.43)
Net asset value, end of period	$9.45[1]	$9.08	$8.92	$10.13	$9.57	$9.88
Total return[3]	7.80%	9.36%	(8.32)%	9.13%	1.19%	3.64%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$37,278	$30,826	$29,454	$39,867	$42,566	$53,410
Ratio of net expenses to average net assets	1.79%[4]	1.79%	1.79%	1.79%	1.80%	1.99%
Ratio of net investment income to average net assets	7.10%[4]	7.19%	3.89%	3.03%	4.35%	4.38%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.26%[4]	0.31%	0.29%	0.26%	0.31%	0.10%
Portfolio turnover rate[5]	20%	73%	56%	46%	34%	37%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and include change in share price, reinvestment of all distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

5  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Notes to Financial Statements
April 30, 2024 (unaudited)

Note 1. Organization

Credit Suisse Strategic Income Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks total return. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a contingent deferred sales charge ("CDSC") of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge. Effective June 30, 2021, Class C shares, upon the eight year anniversary of purchase, will convert to Class A shares.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund's investment adviser during the six months ended April 30, 2024 ("Credit Suisse" or the "Adviser"), who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value ("NAV") of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the NAV as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board's valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser's procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its NAV, these securities

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$236,796,842	$236,738	$237,033,580
Bank Loans	—	237,172,768	17,396,028	254,568,796
Asset Backed Securities	—	21,839,031	—	21,839,031
Common Stocks	2,826,497	1,068,485	877	3,895,859
Warrants	2,532	—	6,026	8,558
Short-term Investments	71,479,752	—	—	71,479,752
	$74,308,781	$496,877,126	$17,639,669	$588,825,576
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$33,160	$—	$33,160
Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$36,111	$—	$36,111

*  Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following is a reconciliation of investments as of April 30, 2024 for which significant unobservable inputs were used in determining fair value.

	Corporate Bonds	Bank Loans	Common Stocks	Warrants	Total
Balance as of October 31, 2023	$71,931	$12,193,802	$255,199	$8,996	$12,529,928
Accrued discounts (premiums)		100,025	—	—	100,025
Purchases	171,178	12,188,368		—	12,359,546
Sales	(3,750)	(2,745,211)	(38)	—	(2,748,999)
Realized gain (loss)	3,750	71,173	(4,876)	—	70,047
Change in unrealized appreciation (depreciation)	(6,371)	(336,328)	(38,131)	(3,330)	(384,160)
Transfers into Level 3	—	3,527,961	—	360	3,528,321
Transfers out of Level 3	—	(7,603,762)	(211,277)	—	(7,815,039)
Balance as of April 30, 2024	$236,738	$17,396,028	$877	$6,026	$17,639,669
Net change in unrealized appreciation (depreciation) from investments still held as of April 30, 2024	$(746)	$74,606	$—	$(3,330)	$70,530

	Quantitative Disclosure About Significant Unobservable Inputs
Asset Class	Fair Value At April 30, 2024	Valuation Technique	Unobservable Input	Price Range (Weighted Average)*
Corporate Bonds	$66,014	Income Approach	Expected Remaining Distribution	$0.56 – $0.63	($0.59)
	170,724	Recent Transactions	Trade Price	1.07	(1.07)
Bank Loans	892,517	Income Approach	Expected Remaining Distribution	0.00 – 1.00	(0.90)
	657,166	Recent Transactions	Trade Price	0.98	(0.98)
	15,846,345	Vendor Pricing	Single Broker Quote	0.01 – 1.01	(0.99)
Common Stocks	877	Income Approach	Expected Remaining Distribution	0.01 – 0.02	(0.02)
	0	Recent Transactions	Trade Price	0.00 (N/A)
Warrants	6,026	Income Approach	Expected Remaining Distribution	0.00 – 1.99	(1.87)

*  Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

For the six months ended April 30, 2024, $3,528,321 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $7,815,039 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the six months ended April 30, 2024, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

The following table presents the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2024 and the effect of these derivatives on the Statement of Operations for the six months ended April 30, 2024.

Primary Underlying Risk	Derivative Assets	Derivative Liabilities	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Foreign currency exchange rate Forward contracts	$33,160	$36,111	$—	$(2,796)

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

For the six months ended April 30, 2024, the Fund held an average monthly value on a net basis of $6,131,339 in forward foreign currency contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including total return, credit default and interest rate swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at April 30, 2024:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Deutsche Bank AG	$23,481	$(20,267)	$—	$—	$3,214
JPMorgan Chase	1,341	—	—	—	1,341
Morgan Stanley	8,338	(8,338)	—	—	—
	$33,160	$(28,605)	$—	$—	$4,555

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at April 30, 2024:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Deutsche Bank AG	$20,267	$(20,267)	$—	$—	$—
Morgan Stanley	15,844	(8,338)	—	—	7,506
	$36,111	$(28,605)	$—	$—	$7,506

(a)  Forward foreign currency contracts are included.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies, including purchases and sales of

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

investments, and income and expenses, are translated into U.S. dollar amounts on the date of those transactions.

Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments, at the end of the period, resulting from changes in exchange rates.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Statement of Operations.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative NAV of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G) CASH — The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

H) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in interest rates, equity and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Schedule of Investments. At April 30, 2024, the Fund had no open futures contracts.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Fund's pro-rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

I) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

Fund's open forward currency contracts at April 30, 2024 are disclosed in the Schedule of Investments.

J) UNFUNDED LOAN COMMITMENTS — The Fund enters into certain agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded and unfunded portions of credit agreements are presented on the Schedule of Investments. As of April 30, 2024, the Fund held no unfunded loan commitments.

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.

K) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. As of April 30, 2024, the Fund had outstanding loans of securities to certain approved brokers for which the Fund received collateral:

Market Value of Loaned Securities	Market Value of Cash Collateral	Total Collateral
$7,652,635	$7,817,518	$7,817,518

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following table presents financial instruments that are subject to enforceable netting arrangements as of April 30, 2024.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities(a)	Collateral Received(b)	Net Amount
$7,652,635	$(7,652,635)	$—

(a)  Represents market value of loaned securities at period end.

(b)  The actual collateral received is greater than the amount shown here due to collateral requirements of the security lending agreement.

The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. For the six months ended April 30, 2024, total earnings received in connection with securities lending arrangements was $255,784, of which $174,215 was rebated to borrowers (brokers). The Fund retained $61,164 in income, and SSB, as lending agent, was paid $20,405.

L) OTHER — The high yield, fixed income securities in which the Fund invests will primarily consist of senior secured floating rate loans ("Senior Loans") issued by non-investment grade companies. Senior Loans are typically secured by specific collateral of the issuer and hold the most senior position in the issuer's capital structure. The interest rate on Senior Loans is periodically adjusted to a recognized base rate. While these characteristics may reduce interest rate risk and mitigate losses in the event of borrower default, the Senior Loans in which the Fund invests have below investment grade credit ratings and thereby are considered speculative because of the significant credit risk of their issuers.

The United Kingdom's Financial Conduct Authority (the "FCA"), which regulates LIBOR, has ceased publishing all LIBOR settings. In April 2023, however, the FCA announced that some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. The Secured Overnight Financing Rate, or "SOFR," is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the purchase agreement ("repo") market and has been used increasingly on a voluntary basis in new instruments and transactions. On March 15, 2022, the Adjustable Interest Rate Act was signed into law, providing a statutory fallback mechanism to replace LIBOR with a benchmark rate that is selected by the Federal Reserve Board and based on SOFR for certain contracts that reference LIBOR without adequate fallback provisions. On

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act by identifying benchmark rates based on SOFR that replaced LIBOR in different categories of financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities or other instruments using LIBOR may disagree on transition rates or the application of applicable transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.

Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund's NAV.

In the normal course of business, the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including with respect to securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Statement of Assets and Liabilities.

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2024 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse served as investment adviser and co-administrator for the Fund during the six months ended April 30, 2024. For its investment advisory and administration services, Credit Suisse is entitled to receive a fee from the Fund at an annualized rate of 0.84% of the Fund's average daily net assets. For the six months ended April 30, 2024, investment advisory and administration fees earned and fees waived/expenses reimbursed by Credit Suisse were $1,978,693 and $614,267, respectively. Effective November 12, 2019, Credit Suisse contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 0.79% of the Fund's average daily net assets for Class I shares, 1.04% of the Fund's average daily net assets for Class A shares, and 1.79% of the Fund's average daily net assets for Class C shares. The Fund is authorized to reimburse Credit Suisse for management fees previously waived and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursement must be paid at a date not more than thirty-six months following the applicable month during which such fees were waived or expenses were paid by Credit Suisse and the reimbursement does not cause the applicable class's aggregate expenses, on an annualized basis, to exceed either (i) the applicable expense limitation in effect at the time such fees were waived or such expenses were paid by Credit Suisse or (ii) the applicable expense limitation in effect at the time of such reimbursement. This contract may not be terminated before February 28, 2025. For the six months ended April 30, 2024, there was no recoupment.

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at April 30, 2024 are as follows:

	Fee waivers/expense reimbursements subject to recoupment	Expires October 31, 2024	Expires October 31, 2025	Expires October 31, 2026	Expires October 31, 2027
Class I	$3,302,337	$810,885	$1,142,709	$821,815	$526,928
Class A	278,466	89,377	78,116	68,421	42,552
Class C	349,113	110,388	102,580	91,358	44,787
Totals	$3,929,916	$1,010,650	$1,323,405	$981,594	$614,267

Credit Suisse Asset Management Limited ("Credit Suisse U.K."), an affiliate of Credit Suisse, served as sub-investment advisor to the Fund directly during the six months ended April 30, 2024. Credit Suisse U.K.'s sub-investment advisor fees are paid by Credit Suisse.

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2024 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, served as the distributor of the Fund's shares during the six months ended April 30, 2024. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2024, the Fund paid Rule 12b-1 distribution fees of $40,543 for Class A shares and $169,535 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

For the six months ended April 30, 2024, CSSU and its affiliates advised the Fund that they retained $8,971 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on the sale of Class C shares.

The Fund from time to time purchases or sells loan investments in the secondary market through Credit Suisse or its affiliates acting in the capacity as broker-dealer. Credit Suisse or its affiliates may have acted in some type of agent capacity to the initial loan offering prior to such loan trading in the secondary market.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $125 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Federal Funds Effective rate or the Overnight Bank Funding rate plus a spread. At April 30, 2024 and for the six months ended April 30, 2024, the Fund had no borrowings outstanding under the Credit Facility. Additionally, the Fund and another Participating Fund are parties to a joint uncommitted line of credit facility with SSB in an aggregated amount of $200 million. For the six months ended April 30, 2024, the line was not drawn upon and no fees were incurred.

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2024 (unaudited)

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2024, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$237,006,965	$88,286,163	$0	$0

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $0.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2024 (unaudited)		For the Year Ended October 31, 2023
	Shares	Value	Shares	Value
Shares sold	25,108,120	$235,952,238	22,998,520	$210,846,122
Shares issued in reinvestment of distributions	1,522,505	14,359,169	2,133,728	19,560,498
Shares redeemed	(6,979,008)	(65,704,891)	(31,089,579)	(282,854,090)
Net increase (decrease)	19,651,617	$184,606,516	(5,957,331)	$(52,447,470)
	Class A
	For the Six Months Ended April 30, 2024 (unaudited)		For the Year Ended October 31, 2023
	Shares	Value	Shares	Value
Shares sold	2,255,969	$21,192,492	3,808,781	$35,081,977
Shares issued in reinvestment of distributions	123,306	1,162,745	175,926	1,613,666
Shares redeemed	(766,270)	(7,200,538)	(3,603,778)	(33,123,535)
Net increase	1,613,005	$15,154,699	380,929	$3,572,108
	Class C
	For the Six Months Ended April 30, 2024 (unaudited)		For the Year Ended October 31, 2023
	Shares	Value	Shares	Value
Shares sold	814,488	$7,680,127	785,243	$7,204,646
Shares issued in reinvestment of distributions	120,863	1,139,960	228,207	2,093,844
Shares redeemed	(382,073)	(3,594,917)	(922,901)	(8,442,036)
Net increase	553,278	$5,225,170	90,549	$856,454

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2024 (unaudited)

Note 6. Capital Share Transactions (continued)

On April 30, 2024, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	7	86%
Class A	5	66%
Class C	5	87%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Subsequent Events

On May 1, 2024, Credit Suisse Asset Management, LLC ("Credit Suisse") merged into UBS Asset Management (Americas) LLC ("UBS AM (Americas)"), with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Fund. Also on May 1, 2024, UBS Asset Management (US) Inc. replaced CSSU as the Fund's underwriter and distributor.

Credit Suisse Strategic Income Fund
Change in Independent Registered Public Accounting Firm (unaudited)

On April 23, 2024, the Fund's Board approved the dismissal of PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm for the Fund, due to PwC's ceasing to be deemed an independent registered public accounting firm with respect to the Fund after April 30, 2024. The Board's decision to approve the dismissal of PwC was recommended by the Audit Committee of the Board. PwC's reports on the Fund's financial statements for the fiscal periods ended October 31, 2023 and October 31, 2022 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Fund's fiscal periods ended October 31, 2023 and October 31, 2022 and the subsequent interim period through April 23, 2024, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund's financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

Upon the recommendation of the Audit Committee of the Fund's Board, the Fund's Board approved the engagement of Ernst & Young LLP ("EY") as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2024. During the Fund's fiscal periods ended October 31, 2023 and October 31, 2022 and the subsequent interim period through June 19, 2024, neither the Fund, nor anyone on its behalf, consulted with EY on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Credit Suisse Strategic Income Fund
Liquidity Risk Management Program (unaudited)

The Fund has adopted and implemented a written liquidity risk management program (the "Liquidity Program") in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended. The Liquidity Program seeks to assess and manage the Fund's liquidity risk, i.e., the risk that the Fund is unable to satisfy redemption requests without significantly diluting remaining investors' interests in the Fund. The Board has designated the Fund's investment adviser to administer the Liquidity Program (the "Program Administrator"). Prior to May 1, 2024, Credit Suisse Asset Management, LLC served as Program Administrator. Effective May 1, 2024, UBS Asset Management (Americas) LLC serves as the Program Administrator. Certain aspects of the Liquidity Program rely on third parties to perform certain functions, including the provision of market data and application of models.

Under the Liquidity Program, the Program Administrator assesses, manages and periodically reviews the Fund's liquidity risk and classifies each investment held by the Fund as a "highly liquid investment," "moderately liquid investment," "less liquid investment" or "illiquid investment." The liquidity of the Fund's portfolio investments is determined based on relevant market, trading and investment-specific considerations under the Liquidity Program.

During the six months ended April 30, 2024, the Trust's Board received reports from the Program Administrator that included information to address the operations of the Liquidity Program and assess its adequacy and effectiveness of implementation during the period covered by the reports. The reports indicated that the Liquidity Program is reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the reporting period.

There can be no assurance that the Liquidity Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to illiquidity risk and other risks to which it may be subject.

Credit Suisse Strategic Income Fund
Notice of Privacy and Information Practices (unaudited)

At UBS AM (Americas), we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by UBS AM (Americas).

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

Credit Suisse Strategic Income Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 14, 2024.

Credit Suisse Strategic Income Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund's Forms N-PORT and N-Q are available on the SEC's website at www.sec.gov.

P.O. BOX 219916, KANSAS CITY, MO 64121-9916

877-870-2874 ◼ www.credit-suisse.com/us/funds

UBS Asset Management (US) Inc., DISTRIBUTOR.  SIF-SAR-0424

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2024
  (unaudited)

◼  CREDIT SUISSE
FLOATING RATE HIGH INCOME FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, the Distributor for the six months ended April 30, 2024, is located at Eleven Madison Avenue, New York, NY 10010. UBS Asset Management (US) Inc. became the new distributor as of May 1, 2024. The Credit Suisse Funds were advised by Credit Suisse Asset Management, LLC for the six months ended April 30, 2024. UBS Asset Management (Americas) LLC became the investment manager on May 1, 2024 pursuant an internal merger between Credit Suisse Asset Management LLC and UBS Asset Management (Americas) LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of UBS Asset Management (Americas) LLC or any affiliate, are not FDIC-insured and are not guaranteed by UBS Asset Management (Americas) LLC or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report
April 30, 2024 (unaudited)

April 30, 2024

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Floating Rate High Income Fund (the "Fund") for the six-month period ended April 30, 2024 (the "Period").

Performance Summary
11/1/2023 – 04/30/24

Fund & Benchmark	Performance
Class I1	5.56%
Class A1,2	5.43%
Class C1,2	5.04%
Credit Suisse Leveraged Loan Index[3]	6.13%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 4.75% and 1.00%, respectively.2

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. Voluntary waivers and/or expense reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was 0.36%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge ("CDSC") of 1.00%), was 4.04%.

3  Credit Suisse Leveraged Loan Index is an unmanaged index that is designed to mirror the investable universe of the U.S. dollar denominated institutional leveraged loan market. The index does not have transaction costs and investors cannot invest directly in the index.

Market Review: A Positive Period for Loans

The Period was a positive one for loans, with the Credit Suisse Leveraged Loan Index (the "Index"), registering a return of 6.13%. The Index saw positive returns in each of the six months of the Period. The senior loan discount margin, assuming a three-year average life, tightened by 74 basis points to end the period at 504 basis points. The average price of the Index finished the period 1.80 points higher at 95.92.

From a quality standpoint, CCC/split CCC-rated outperformed B-rated, while BB-rated lagged both. The lower tier returned 8.43% while the middle and upper tiers returned 6.33% and 4.92% respectively.

On the sector front, the Index was led by housing and healthcare, returning 7.28% and 7.23%, respectively for the period. Media/telecommunications and food/tobacco were the largest sector laggards, returning 4.80% and 5.29% respectively.

1

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2024 (unaudited)

The par-weighted default rate in loans ended April at 2.94%, but we anticipate it to increase as we continue to operate in a heightened rate environment.

The recent rise in rates has had a ripple effect on the market. More expensive financing has led to a decrease in mergers and acquisitions ("M&A"). In turn, this has restricted new paper from entering the market through primary offerings, subsequently ushering all buyers into the secondary market. Unsurprisingly, secondary price increases, coupled with a lack of real new issuance, has created an environment conducive to repricing transactions. According to JPMorgan, gross/net new issuance over the period was lopsided at $470.5 billion/$61.2 billion respectively.

According to JPMorgan, fund flows have been positive in all but one of the last six months to total +$7.8 billion, with $4.7 billion of this total occurring over the last two months. This strength has extended into the collateralized loan obligation ("CLO") market as well, which saw a notable amount of refinancing/reset activity during the period to deliver gross/net issuance of $155.2 billion/$85.9 billion respectively.

Strategic Review and Outlook: Credit Selection Continues to be Critical

For the Period, all Fund share classes slightly underperformed the Index. The Fund's allocation to high yield and CLOs contributed to relative performance, while negative selection within the bank loan sector detracted from relative returns. Healthcare, service, and information technology contributed positively to relative returns, while media/telecommunications, chemicals and manufacturing were the largest detractors. From a ratings perspective, positive selection within B-rated investments contributed to performance, while negative selection within CCC- and CC-rated positions detracted.

Demand for leveraged loans and high yield bonds exceeds supply given the current low net issuance volume coupled with elevated cash balances. The fundamentals of leveraged loan and high yield issuers remain sound, and we do not expect a material increase in distressed activity this year. Looking forward, we are mindful of rising geopolitical tensions in the Middle East, a continuing conflict in Ukraine, and slowly evolving cracks in commercial real estate markets.

The health of issuer balance sheets gives us comfort amid the uncertainty, and we will continue to focus on credit selection to capture opportunities, as the impacts of higher capital costs and other risks spread throughout the global economy.

2

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2024 (unaudited)

The Credit Suisse Credit Investments Group Team

John G. Popp
Wing Chan
David Mechlin
Louis Farano
Joshua Shedroff

Senior secured floating rate loans ("Senior Loans") typically hold the most senior position in the issuer's capital structure. Senior Loans are subject to the risk that a court could subordinate a Senior Loan to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans.

High yield bonds are bonds rated below BBB- by S&P or Baa3 by Moody's that are also known as "junk bonds." Such bonds entail greater risks than those found in higher- rated securities.

Additional principal risk factors for the Fund include below investment grade securities risk, conflict of interest risk, credit risk, foreign securities risk, illiquidity risk, interest rate risk, market risk, prepayment risk, reference rate replacement risk, senior loan risk, and valuation risk. Before you invest, please make sure you understand the risks that apply to the Fund. As with any mutual fund, you could lose money over any period of time.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation, and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

3

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2024 (unaudited)

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of April 30, 2024; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

4

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2024 (unaudited)

Average Annual Returns as of April 30, 20241

	6 Months	1 Year	5 Years	10 Years
Class I	5.56%	11.00%	4.78%	4.34%
Class A Without Sales Charge	5.43%	10.72%	4.50%	4.08%
Class A With Maximum Sales Charge	0.36%	5.54%	3.48%	3.57%
Class C Without CDSC	5.04%	9.90%	3.73%	3.30%
Class C With CDSC	4.04%	8.90%	3.73%	3.30%

Returns represent past performance and include change in share price and reinvestment of dividends, capital gains, and return of capital distributions, if any. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annual gross expense ratios as in the February 28, 2024 Prospectus are 0.81% for Class I shares, 1.06% for Class A shares and 1.81% for Class C shares. The annual net expense ratios after fee waivers and/or expense reimbursements as in the February 28, 2024 Prospectus are 0.70% for Class I shares, 0.95% for Class A shares and 1.70% for Class C shares.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. Effective April 22, 2019, the Fund entered into a written contract to limit expenses to 0.70% of the Fund's average daily net assets for Class I shares, 0.95% of the Fund's average daily net assets for Class A shares and 1.70% of the Fund's average daily net assets for Class C shares through at least February 28, 2025. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

5

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2024 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended April 30, 2024.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

6

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2024 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended April 30, 2024

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 11/01/23	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/24	$1,055.60	$1,054.30	$1,050.40
Expenses Paid per $1,000*	$3.58	$4.85	$8.67
Hypothetical 5% Fund Return
Beginning Account Value 11/01/23	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/24	$1,021.38	$1,020.14	$1,016.41
Expenses Paid per $1,000*	$3.52	$4.77	$8.52
	Class I	Class A	Class C
Annualized Expense Ratios*	0.70%	0.95%	1.70%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

7

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2024 (unaudited)

Credit Quality Breakdown*

(% of Total Investments as of April 30, 2024)

S&P Ratings**
A	0.4%
AAA	0.4
BBB	6.5
BB	19.6
B	50.1
CCC	9.6
D	0.2
NR	7.2
Subtotal	94.0
Equity and Other	6.0
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

**  Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit assets classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

Derivatives are not reflected in amounts reported above.

8

Credit Suisse Floating Rate High Income Fund
Schedule of Investments
April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (81.8%)
Advertising (0.4%)
$7,685	MH Sub I LLC, 1 mo. USD Term SOFR + 4.250%(1)	(B, B1)	05/03/28	9.566	$7,669,641
Aerospace & Defense (2.6%)
4,750	Amentum Government Services Holdings LLC, 1 mo. USD Term SOFR + 8.750%(1),(2)	(NR, NR)	01/31/28	14.180	4,791,563
6,000	Amentum Government Services Holdings LLC, 1 mo. USD Term SOFR + 7.500%(1),(2)	(NR, NR)	02/15/30	12.915	6,052,500
2,881	Amentum Government Services Holdings LLC, 1 mo. USD Term SOFR + 4.000%(1)	(B, B2)	02/15/29	9.315	2,890,961
2,754	Arcline FM Holdings LLC, 3 mo. USD Term SOFR + 4.750%(1)	(B, B3)	06/23/28	10.321	2,764,519
4,174	Brown Group Holding LLC, 1 mo. USD Term SOFR + 3.000%, 3 mo. USD Term SOFR + 3.000%(1)	(B+, B2)	07/02/29	8.327 - 8.330	4,185,683
6,142	Brown Group Holding LLC, 1 mo. USD Term SOFR + 2.750%(1)	(B+, B2)	06/07/28	8.166	6,154,416
1,929	Fly Funding II SARL, 3 mo. USD LIBOR + 1.750%(1)	(CCC+, B2)	08/11/25	7.330	1,883,210
3,000	KBR, Inc., 1 mo. USD Term SOFR + 2.250%(1)	(BB, Ba1)	01/17/31	7.566	3,012,495
1,977	KKR Apple Bidco LLC, 1 mo. USD Term SOFR + 2.750%(1)	(B, B2)	09/22/28	8.180	1,981,257
3,739	KKR Apple Bidco LLC, 1 mo. USD Term SOFR + 3.500%(1)	(B, B2)	09/22/28	8.816	3,754,213
12,386	Peraton Corp., 1 mo. USD Term SOFR + 3.750%(1)	(B, B1)	02/01/28	9.166	12,405,744
2,296	TransDigm, Inc., 1 mo. USD Term SOFR + 3.250%(1)	(B+, Ba3)	02/28/31	8.559	2,311,883
					52,188,444
Auto Parts & Equipment (3.2%)
8,950	Autokiniton U.S. Holdings, Inc., 1 mo. USD Term SOFR + 4.000%(1)	(B, B2)	04/06/28	9.430	9,006,365
9,556	Clarios Global LP, 1 mo. USD Term SOFR + 3.000%(1)	(B+, Ba3)	05/06/30	8.316	9,601,059
6,452	Dealer Tire Financial LLC, 1 mo. USD Term SOFR + 3.750%(1),(2)	(B-, B1)	12/14/27	9.066 - 9.067	6,500,848
4,066	First Brands Group LLC(3)	(B+, B1)	03/30/27	0.000	3,897,581
2,366	First Brands Group LLC, 3 mo. USD Term SOFR + 5.000%(1)	(B+, B1)	03/30/27	10.591	2,273,753
1,347	Garrett LX I SARL, 3 mo. USD Term SOFR + 3.250%(1)	(BB-, Ba2)	04/30/28	8.841	1,351,584

See Accompanying Notes to Financial Statements.
9

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Auto Parts & Equipment (continued)
$6,571	Garrett Motion, Inc., 3 mo. USD Term SOFR + 4.500%(1)	(BB-, Ba2)	04/30/28	9.830	$6,604,286
1,596	Gates Global LLC, 1 mo. USD Term SOFR + 2.500%(1)	(BB-, Ba2)	03/31/27	7.916	1,603,342
2,736	Jason Group, Inc., 3 mo. USD Term SOFR + 6.000%, 0.000% PIK(1),(4)	(NR, WR)	08/28/25	11.591	2,484,831
5,378	Les Schwab Tire Centers, 3 mo. USD Term SOFR + 3.000%(1)	(B, B2)	04/23/31	8.317	5,398,974
6,944	RVR Dealership Holdings LLC, 1 mo. USD Term SOFR + 3.750%(1)	(B, B3)	02/08/28	9.168	6,535,682
6,864	TI Group Automotive Systems LLC, 3 mo. EUR EURIBOR + 3.250%(1),(2),(5)	(BBB-, Ba3)	12/16/26	7.152	7,385,235
					62,643,540
Banking (0.2%)
3,700	Citco Funding LLC, 3 mo. USD Term SOFR + 3.500%(1)	(BB, Ba2)	04/27/28	8.672	3,717,907
1,191	Citco Funding LLC, 3 mo. USD Term SOFR + 3.250%(1)	(BB, Ba2)	04/27/28	8.422	1,196,977
					4,914,884
Beverages (0.1%)
2,986	Aspire Bakeries Holdings LLC, 1 mo. USD Term SOFR + 4.250%(1)	(B, B2)	12/13/30	9.565	3,000,180
Brokerage (0.4%)
7,194	DRW Holdings LLC, 1 mo. USD Term SOFR + 3.750%(1)	(BB-, Ba3)	03/01/28	9.183	7,196,144
Building & Construction (1.0%)
5,464	Latham Pool Products, Inc., 1 mo. USD Term SOFR + 3.750%(1)	(BB-, B2)	02/23/29	9.179	5,385,404
4,187	Pike Corp., 1 mo. USD Term SOFR + 3.000%(1)	(BB-, Ba3)	01/21/28	8.430	4,207,495
2,399	Quikrete Holdings, Inc., 1 mo. USD Term SOFR + 2.500%(1)	(BB, Ba2)	03/25/31	7.819	2,403,515
5,000	Quikrete Holdings, Inc., 1 mo. USD Term SOFR + 2.250%(1)	(NR, Ba2)	03/19/29	7.569	5,010,725
2,996	Service Logic Acquisition, Inc., 1 mo. USD Term SOFR + 4.000%, 3 mo. USD Term SOFR + 4.000%(1)	(B, B2)	10/29/27	9.430 - 9.591	3,007,419
					20,014,558

See Accompanying Notes to Financial Statements.
10

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Building Materials (2.6%)
$5,695	Core & Main LP, 1 mo. USD Term SOFR + 2.500%, 3 mo. USD Term SOFR + 2.500%(1),(2)	(BB-, Ba3)	07/27/28	7.918	$5,730,559
3,591	Core & Main LP, 3 mo. USD Term SOFR + 2.250%(1),(2)	(BB-, Ba3)	02/09/31	7.568	3,608,955
8,498	Cornerstone Building Brands, Inc., 1 mo. USD Term SOFR + 3.250%(1)	(B, B2)	04/12/28	8.671	8,345,348
3,607	Cornerstone Building Brands, Inc., 1 mo. USD Term SOFR + 5.625%(1)	(B, B2)	08/01/28	10.946	3,663,324
522	CPG International, Inc., 1 mo. USD Term SOFR + 2.500%(1)	(BB-, B1)	04/28/29	7.916	523,897
6,178	GYP Holdings III Corp., 1 mo. USD Term SOFR + 2.250%(1)	(BB-, Ba1)	05/12/30	7.566	6,197,317
3,873	MI Windows and Doors LLC, 1 mo. USD Term SOFR + 3.500%(1)	(BB-, B1)	03/28/31	8.816	3,895,949
5,044	Oscar AcquisitionCo LLC, 3 mo. USD Term SOFR + 4.500%(1)	(B, B1)	04/29/29	9.902	5,073,289
6,699	SRS Distribution, Inc., 1 mo. USD Term SOFR + 3.500%(1)	(B-, B3)	06/02/28	8.930	6,754,452
1,979	SRS Distribution, Inc., 1 mo. USD Term SOFR + 3.250%(1)	(B-, B3)	06/02/28	8.666	1,995,263
5,252	Summit Materials LLC, 3 mo. USD Term SOFR + 2.500%(1)	(BBB-, Baa3)	01/12/29	7.799	5,297,615
					51,085,968
Cable & Satellite TV (0.8%)
1,297	Altice Financing SA, 3 mo. USD Term SOFR + 5.000%(1)	(B, B3)	10/31/27	10.329	1,181,095
6,449	Charter Communications Operating LLC, 3 mo. USD Term SOFR + 2.000%(1)	(BBB-, Ba1)	12/07/30	7.302	6,366,545
7,000	Ziggo BV, 1 mo. EUR EURIBOR + 3.000%(1),(5)	(B+, B1)	01/31/29	6.879	7,349,725
					14,897,365
Chemicals (4.3%)
3,059	Ascend Performance Materials Operations LLC, 3 mo. USD Term SOFR + 4.750%(1)	(B, B1)	08/27/26	10.074	3,011,593
4,000	CeramTec AcquiCo GmbH, 3 mo. EUR EURIBOR + 3.500%(1),(5)	(B, B2)	03/16/29	7.452	4,270,756
3,455	CPC Acquisition Corp., 3 mo. USD Term SOFR + 7.750%(1)	(CCC-, Ca)	12/29/28	13.321	2,073,888
3,477	CPC Acquisition Corp., 3 mo. USD Term SOFR + 3.750%(1)	(CCC+, Caa2)	12/29/27	9.321	2,952,199
1,859	Eastman Chemical Co., 3 mo. USD Term SOFR + 5.250%(1)	(B, B2)	11/01/28	10.821	1,822,823

See Accompanying Notes to Financial Statements.
11

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Chemicals (continued)
$4,314	Element Solutions, Inc., 1 mo. USD Term SOFR + 2.000%(1)	(BBB-, Ba1)	12/18/30	7.316	$4,322,713
10,835	Hexion Holdings Corp., 3 mo. USD Term SOFR + 4.500%(1)	(B-, B2)	03/15/29	9.976	10,673,401
4,190	INEOS Quattro Holdings U.K. Ltd., 1 mo. USD Term SOFR + 4.250%(1)	(BB, Ba3)	04/02/29	9.666	4,187,381
2,588	Ineos U.S. Finance LLC, 1 mo. USD Term SOFR + 3.750%(1)	(NR, Ba3)	02/07/31	9.066	2,599,572
2,654	Nouryon Finance BV, 3 mo. USD Term SOFR + 4.000%(1)	(B+, B2)	04/03/28	9.419	2,664,757
5,121	PMHC II, Inc., 3 mo. USD Term SOFR + 4.250%(1)	(B-, B3)	04/23/29	9.706	5,056,317
11,074	Polar U.S. Borrower LLC, 3 mo. USD Term SOFR + 4.750%(1)	(CCC, Caa1)	10/15/25	10.178	8,360,820
8,167	Ravago Holdings America, Inc., 3 mo. USD Term SOFR + 2.500%(1)	(NR, B1)	03/04/28	8.064	8,167,400
2,072	RelaDyne, Inc., 1 mo. USD Term SOFR + 4.250%(1)	(B, B2)	12/22/28	9.566	2,079,300
5,430	RelaDyne, Inc., 1 mo. USD Term SOFR + 4.500%(1)	(B, B2)	12/22/28	9.818	5,460,516
2,001	SK Neptune Husky Finance SARL(2),(6),(7)	(NR, WR)	04/30/24	0.000	1,751,124
9,227	SK Neptune Husky Group SARL(6),(7)	(D, C)	01/03/29	0.000	174,941
1,968	Sparta U.S. HoldCo LLC, 1 mo. USD Term SOFR + 3.250%(1)	(B+, B1)	08/02/28	8.693	1,976,415
1,113	Starfruit Finco BV, 1 mo. USD Term SOFR + 4.000%(1)	(B+, B2)	04/03/28	9.423	1,116,514
10,187	Vantage Specialty Chemicals, Inc., 1 mo. USD Term SOFR + 4.750%(1)	(B-, B3)	10/26/26	10.065	10,064,225
2,193	Zep, Inc., 3 mo. USD Term SOFR + 4.000%(1),(2),(8)	(NR, NR)	10/02/28	9.309	2,083,491
					84,870,146
Diversified Capital Goods (2.5%)
11,254	Dynacast International LLC, 3 mo. USD Term SOFR + 4.500%(1)	(CCC+, B2)	07/22/25	9.943	10,804,165
1,969	Dynacast International LLC, 3 mo. USD Term SOFR + 9.000%(1)	(CCC-, Caa2)	10/22/25	14.443	1,467,243
2,941	Electrical Components International, Inc., 1 mo. USD Term SOFR + 8.500%(1),(2),(9)	(CCC, Caa2)	06/26/26	13.916	2,779,132
4,873	Electrical Components International, Inc., U.S. (Fed) Prime Rate + 7.500%(1),(2)	(B-, B2)	06/26/25	16.000	4,818,101
2,983	flin Components International, Inc., 1 mo. USD Term SOFR + 4.250%(1)	(B-, B2)	06/26/25	9.666	2,987,190
2,343	INNIO Group Holding GmbH, 3 mo. USD Term SOFR + 4.250%(1)	(B+, B2)	11/02/28	9.575 - 9.578	2,361,510

See Accompanying Notes to Financial Statements.
12

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Diversified Capital Goods (continued)
$9,816	Topgolf Callaway Brands Corp., 1 mo. USD Term SOFR + 3.000%(1)	(B+, B1)	03/15/30	8.316	$9,861,871
14,524	Vertiv Group Corp., 1 mo. USD Term SOFR + 2.500%(1)	(BB, Ba3)	03/02/27	7.943	14,595,188
					49,674,400
Electric - Generation (0.1%)
1,402	WEC U.S. Holdings Ltd., 1 mo. USD Term SOFR + 2.750%(1)	(B+, B1)	01/27/31	8.066	1,404,327
Electronics (3.0%)
8,393	Entegris, Inc., 3 mo. USD Term SOFR + 2.500%(1)	(BB, Baa3)	07/06/29	7.809	8,439,513
3,930	Escape Velocity Holdings, Inc., 3 mo. USD Term SOFR + 4.250%(1)	(B, B3)	10/08/28	9.821	3,918,437
11,935	Idemia Group, 3 mo. USD Term SOFR + 4.250%(1)	(B, B2)	09/30/28	9.559	11,991,330
7,000	Idemia Identity & Security France SAS, 3 mo. EUR EURIBOR + 4.000%(1),(5)	(B, B2)	09/30/28	7.902	7,508,551
6,966	II-VI, Inc., 1 mo. USD Term SOFR + 2.500%(1)	(BB-, Ba1)	07/02/29	7.829	7,007,477
1,548	Infinite Bidco LLC, 3 mo. USD Term SOFR + 7.000%(1)	(CCC, Caa2)	03/02/29	12.591	1,323,214
7,823	Ingram Micro, Inc., 3 mo. USD Term SOFR + 3.000%(1)	(BB-, B1)	06/30/28	8.571	7,857,666
1,000	MaxLinear, Inc., 1 mo. USD Term SOFR + 2.250%(1),(2)	(BB-, Ba3)	06/23/28	7.680	995,000
9,991	MKS Instruments, Inc., 1 mo. USD Term SOFR + 2.500%(1)	(BB, Ba1)	08/17/29	7.823	10,021,986
					59,063,174
Energy - Exploration & Production (0.8%)
1,641	BIP PipeCo Holdings LLC, 3 mo. USD Term SOFR + 3.250%(1)	(B+, Ba3)	12/06/30	8.548	1,644,987
11,615	CQP Holdco LP, 3 mo. USD Term SOFR + 3.000%(1)	(BB, B1)	12/31/30	8.302	11,661,994
1,633	GIP Pilot Acquisition Partners LP, 3 mo. USD Term SOFR + 3.000%(1)	(BB-, Ba3)	10/04/30	8.308	1,642,889
16,147	PES Holdings LLC, 3.000% PIK(2),(4),(7)	(NR, WR)	12/31/24	3.000	242,199
					15,192,069
Environmental (0.7%)
5,389	Clean Harbors, Inc., 1 mo. USD Term SOFR + 1.750%(1)	(BBB-, Ba1)	10/08/28	7.180	5,416,052
2,678	LRS Holdings LLC, 1 mo. USD Term SOFR + 4.250%(1),(2)	(B, B3)	08/31/28	9.680	2,681,191
See Accompanying Notes to Financial Statements.
13

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Environmental (continued)
$3,819	Patriot Container Corp., 1 mo. USD Term SOFR + 3.750%(1)	(CCC, B2)	03/20/25	9.166	$3,673,876
2,111	Vestis Corp., 3 mo. USD Term SOFR + 2.250%(1)	(BB+, Ba2)	02/22/31	7.576	2,117,431
					13,888,550
Food & Drug Retailers (0.7%)
5,401	Sharp Services LLC, 3 mo. USD Term SOFR + 3.750%(1),(2)	(B-, B3)	12/31/28	9.052	5,428,417
8,902	WOOF Holdings, Inc., 3 mo. USD Term SOFR + 3.750%(1)	(CCC+, Caa2)	12/21/27	9.321	6,965,820
2,923	WOOF Holdings, Inc., 3 mo. USD Term SOFR + 7.250%(1)	(CCC-, Ca)	12/21/28	12.673	1,249,715
					13,643,952
Food - Wholesale (1.1%)
9,137	AI Aqua Merger Sub, Inc., 1 mo. USD Term SOFR + 4.000%(1)	(B, B3)	07/31/28	9.324	9,178,941
1,393	AI Aqua Merger Sub, Inc., 1 mo. USD Term SOFR + 4.250%(1)	(B, B3)	07/31/28	9.566 - 9.574	1,402,091
2,000	Froneri International Ltd., 6 mo. EUR EURIBOR + 2.125%(1),(5)	(BB-, Ba3)	01/29/27	5.991	2,134,651
5,872	UTZ Quality Foods LLC, 3 mo. USD Term SOFR + 2.750%(1)	(NR, B2)	01/20/28	8.066	5,894,476
4,223	Zara U.K. Midco Ltd., 3 mo. EUR EURIBOR + 5.750%(1),(5)	(B-, Caa1)	08/01/28	9.672	3,805,886
					22,416,045
Gaming (0.8%)
6,008	Arcis Golf LLC, 1 mo. USD Term SOFR + 3.750%(1)	(B+, B2)	11/24/28	9.180	6,036,026
2,675	Fertitta Entertainment LLC, 1 mo. USD Term SOFR + 3.750%(1)	(B, B2)	01/27/29	9.069	2,684,190
3,586	Light & Wonder International, Inc., 1 mo. USD Term SOFR + 2.750%(1)	(BB, Ba1)	04/14/29	8.071	3,598,544
3,021	PENN Entertainment, Inc., 1 mo. USD Term SOFR + 2.750%(1)	(BB, Ba3)	05/03/29	8.166	3,028,316
					15,347,076
Gas Distribution (0.9%)
2,568	AL NGPL Holdings LLC, 3 mo. USD Term SOFR + 3.250%(1)	(B+, Ba3)	04/13/28	8.556	2,580,684
6,045	BCP Renaissance Parent LLC, 3 mo. USD Term SOFR + 3.500%(1)	(B+, B2)	10/31/28	8.829	6,081,627
9,183	Traverse Midstream Partners LLC, 3 mo. USD Term SOFR + 3.500%(1)	(B+, B2)	02/16/28	8.830	9,221,491
					17,883,802

See Accompanying Notes to Financial Statements.
14

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Health Facilities (1.2%)
$5,127	Bayou Intermediate II LLC, 3 mo. USD Term SOFR + 4.500%(1)	(B-, B2)	08/02/28	10.091	$5,088,827
2,931	Carestream Health, Inc., 3 mo. USD Term SOFR + 7.500%(1)	(B-, Caa1)	09/30/27	12.909	2,660,213
3,226	Insulet Corp., 1 mo. USD Term SOFR + 3.000%(1)	(BB-, Ba2)	05/04/28	8.316	3,243,025
7,185	Loire Finco Luxembourg SARL, 1 mo. USD Term SOFR + 3.750%(1)	(B, B3)	04/21/27	9.166	7,054,939
5,583	Surgery Center Holdings, Inc., 1 mo. USD Term SOFR + 3.500%(1)	(B, Ba3)	12/19/30	8.815	5,622,748
					23,669,752
Health Services (4.8%)
10,992	ADMI Corp., 1 mo. USD Term SOFR + 3.375%(1)	(B-, B3)	12/23/27	8.805	10,626,653
1,535	ADMI Corp., 1 mo. USD Term SOFR + 5.750%(1)	(B-, B3)	12/23/27	11.066	1,547,448
12,572	Athenahealth Group, Inc., 1 mo. USD Term SOFR + 3.250%(1)	(B-, B2)	02/15/29	8.566	12,567,759
1,339	EyeCare Partners LLC, 3 mo. USD Term SOFR + 1.000%(1)	(NR, NR)	11/30/28	6.328	856,742
390	EyeCare Partners LLC(3)	(NR, NR)	08/31/28	0.000	392,791
4,988	IVC Acquisition Ltd., 3 mo. USD Term SOFR + 5.500%(1)	(B, B3)	12/12/28	10.809	5,008,697
9,356	Learning Care Group, Inc., 3 mo. USD Term SOFR + 4.750%(1)	(B, B2)	08/11/28	10.093	9,395,013
4,741	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 6.750%(1),(2)	(D, Ca)	12/17/29	12.180	3,330,303
1,481	MedAssets Software Intermediate Holdings, Inc., 3 mo. USD Term SOFR + 4.000%(1)	(CCC, Caa1)	12/18/28	9.424	1,254,281
4,383	Pacific Dental Services LLC, 1 mo. USD Term SOFR + 3.250%(1)	(B, B1)	03/15/31	8.571	4,399,486
3,593	Packaging Coordinators Midco, Inc., 3 mo. USD Term SOFR + 3.500%(1)	(B-, B3)	11/30/27	9.071	3,609,358
9,076	PointClickCare Technologies, Inc., 2 mo. USD Term SOFR + 3.000%(1),(2)	(NR, B2)	12/29/27	9.309	9,144,376
4,782	Radiology Partners, Inc., 3 mo. USD Term SOFR + 3.500%, 3 mo. USD Term SOFR + 5.000%(1)	(B-, B3)	01/31/29	9.087 - 10.587	4,600,819
3,823	Select Medical Corp., 1 mo. USD Term SOFR + 3.000%(1)	(BB-, Ba2)	03/06/27	8.316	3,831,557
4,433	Southern Veterinary Partners LLC, 1 mo. USD Term SOFR + 4.000%(1)	(B-, B2)	10/05/27	9.430	4,448,440

See Accompanying Notes to Financial Statements.
15

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Health Services (continued)
$7,594	U.S. Radiology Specialists, Inc., 3 mo. USD Term SOFR + 5.250%(1)	(B-, B3)	12/15/27	10.702	$7,622,045
1,816	Western Dental Services, Inc. (2021 Delayed Draw Term Loan), 3 mo. USD Term SOFR + 4.500%(1)	(CCC, Caa1)	08/18/28	10.105	1,138,726
15,325	Western Dental Services, Inc. (2021 Term Loan B), 3 mo. USD Term SOFR + 4.500%(1)	(CCC, Caa1)	08/18/28	10.105	9,611,741
1,938	Women's Care Enterprises LLC, 3 mo. USD Term SOFR + 4.500%(1)	(B-, B2)	01/15/28	9.930	1,812,959
					95,199,194
Hotels (0.9%)
7,588	Alterra Mountain Co., 1 wk. USD Term SOFR + 3.250%(1)	(B+, B1)	08/17/28	8.577	7,630,703
1,029	Alterra Mountain Co., 1 mo. USD Term SOFR + 3.500%(1)	(B+, B1)	05/31/30	8.827	1,035,644
6,893	Hilton Domestic Operating Co., Inc., 1 mo. USD Term SOFR + 2.000%(1)	(BBB-, Baa2)	11/08/30	7.417	6,915,812
1,580	RHP Hotel Properties, LP, 1 mo. USD Term SOFR + 2.250%(1)	(NR, Ba3)	05/18/30	7.566	1,584,028
					17,166,187
Insurance Brokerage (3.0%)
8,826	Alliant Holdings Intermediate LLC, 1 mo. USD Term SOFR + 3.500%(1)	(B, B2)	11/06/30	8.819	8,870,658
3,838	AmWINS Group, Inc., 1 mo. USD Term SOFR + 2.250%(1)	(B+, Ba3)	02/19/28	7.680	3,848,206
5,773	AmWINS Group, Inc., 1 mo. USD Term SOFR + 2.750%(1)	(B+, Ba3)	02/19/28	8.180	5,795,407
3,392	Howden Group Holdings Ltd., 1 mo. USD Term SOFR + 4.000%(1)	(B, B2)	04/18/30	9.316	3,412,117
7,058	Howden Group Holdings Ltd., 1 mo. EUR EURIBOR + 4.000%(1),(5)	(B, B2)	02/15/31	7.875	7,583,581
5,597	Howden Group Holdings Ltd., 1 mo. USD Term SOFR + 3.500%(1)	(B, B2)	02/15/31	8.816	5,622,257
21,658	HUB International Ltd., 3 mo. USD Term SOFR + 3.250%(1)	(B, B2)	06/20/30	8.565 - 8.575	21,791,971
1,995	Ryan Specialty Group LLC, 1 mo. USD Term SOFR + 2.750%(1)	(BB-, B1)	09/01/27	8.066	2,001,066
					58,925,263
Investments & Misc. Financial Services (5.3%)
7,457	Altisource Solutions SARL, 3 mo. USD Term SOFR + 8.750%(1),(9)	(CCC-, Caa2)	04/30/25	14.159	4,313,335
6,685	Ankura Consulting Group LLC, 6 mo. USD Term SOFR + 4.250%(1)	(B-, B2)	03/17/28	9.564	6,715,436

See Accompanying Notes to Financial Statements.
16

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Investments & Misc. Financial Services (continued)
$10,440	AqGen Island Holdings, Inc., 1 mo. USD Term SOFR + 3.500%(1)	(B-, B3)	08/02/28	8.930	$10,446,456
13,405	Citadel Securities LP, 1 mo. USD Term SOFR + 2.250%(1)	(BBB-, Baa3)	07/29/30	7.566	13,447,028
5,377	CTC Holdings LP, 3 mo. USD Term SOFR + 5.000%(1),(2)	(B+, B1)	02/20/29	10.476	5,363,314
3,723	Deerfield Dakota Holding LLC, 3 mo. USD Term SOFR + 3.750%(1)	(B-, B2)	04/09/27	9.059	3,724,847
1,193	EIG Management Co. LLC, 1 mo. USD Term SOFR + 3.750%(1),(2)	(BB, Ba2)	02/22/25	9.166	1,192,148
6,267	Galaxy U.S. Opco, Inc., 3 mo. USD Term SOFR + 4.750%(1)	(CCC+, B3)	04/29/29	10.080	5,640,614
14,850	GTCR W Merger Sub LLC, 1 mo. USD Term SOFR + 3.000%(1)	(BB, Ba3)	01/31/31	8.309	14,919,646
5,105	Hudson River Trading LLC, 1 mo. USD Term SOFR + 3.000%(1)	(BB-, Ba3)	03/20/28	8.433	5,097,982
4,628	Jane Street Group LLC, 1 mo. USD Term SOFR + 2.500%(1)	(BB, Ba2)	01/26/28	7.930	4,637,653
3,148	Jump Financial LLC, 3 mo. USD Term SOFR + 4.500%(1),(2)	(BB-, Ba2)	08/07/28	10.071	3,136,018
4,086	Mariner Wealth Advisors LLC, 1 mo. USD Term SOFR + 3.250%(1)	(B-, Ba3)	08/18/28	8.680	4,101,098
5,536	Resolute Investment Managers, Inc., 3 mo. USD Term SOFR + 6.500%(1)	(B, B2)	04/30/27	12.071	5,480,557
8,394	Sedgwick Claims Management Services, Inc., 1 mo. USD Term SOFR + 3.750%(1)	(B+, B2)	02/24/28	9.066	8,437,619
8,628	VFH Parent LLC, 1 mo. USD Term SOFR + 3.000%(1)	(B+, Ba3)	01/13/29	8.416	8,640,205
					105,293,956
Life Insurance (0.4%)
6,250	Truist Insurance Holdings LLC(3)	(B, B2)	03/24/31	0.000	6,270,531
986	Truist Insurance Holdings LLC(3)	(CCC+, Caa2)	03/08/32	0.000	996,107
					7,266,638
Machinery (2.7%)
7,122	19th Holdings Golf LLC, 1 mo. USD Term SOFR + 3.350%(1)	(B, B1)	02/07/29	8.673	7,042,042
5,073	Alloy Finco Ltd., 0.500% Cash, 13.500% PIK(2),(4),(10)	(NR, NR)	03/06/25	14.000	5,463,195
5,167	Alloy Finco Ltd., 0.500% Cash, 13.500% PIK(4),(9)	(NR, NR)	03/06/25	14.000	4,460,150
7,660	CPM Holdings, Inc., 1 mo. USD Term SOFR + 4.500%(1)	(B, B2)	09/28/28	9.827	7,691,209

See Accompanying Notes to Financial Statements.
17

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Machinery (continued)
$328	Griffon Corp., 3 mo. USD Term SOFR + 2.250%(1)	(BB, Ba2)	01/24/29	7.702	$329,658
5,062	LSF12 Badger Bidco LLC, 1 mo. USD Term SOFR + 6.000%(1)	(B, B2)	08/30/30	11.316	5,096,778
4,296	LTI Holdings, Inc., 1 mo. USD Term SOFR + 6.750%(1),(9)	(CCC+, Caa2)	09/06/26	12.180	4,035,033
9,631	LTI Holdings, Inc., 1 mo. USD Term SOFR + 3.500%(1)	(B-, B2)	09/06/25	8.930	9,548,159
5,903	LTI Holdings, Inc., 1 mo. USD Term SOFR + 4.750%(1)	(B-, B2)	07/24/26	10.180	5,849,137
4,515	Pro Mach Group, Inc., 1 mo. USD Term SOFR + 3.750%(1)	(B-, B1)	08/31/28	9.066	4,540,664
					54,056,025
Media - Diversified (0.5%)
7,335	Cast & Crew Payroll LLC(3)	(B, B2)	12/29/28	0.000	7,354,781
1,829	Cast & Crew Payroll LLC, 1 mo. USD Term SOFR + 3.750%(1)	(B, B2)	02/09/26	9.180	1,832,446
3,069	Technicolor Creative Studios(2),(5),(6),(7),(8)	(NR, NR)	08/06/33	0.000	0
8,059	Technicolor Creative Studios, 3 mo. EUR EURIBOR + 5.000%(1),(5)	(NR, NR)	08/06/33	8.486 - 8.885	45,240
519	Technicolor Creative Studios (2023 EUR PIK Incremental New Money Term Loan)(5),(6),(7),(8)	(NR, NR)	07/31/26	0.000	194,221
1,360	Technicolor Creative Studios (2023 EUR PIK New Money Tranche A2 Undrawn)(2),(5),(6),(7)	(NR, NR)	07/31/26	0.000	509,081
1,624	Technicolor Creative Studios (2023 EUR PIK New Money Tranche)(2),(5),(6),(7)	(NR, NR)	07/31/26	0.000	607,785
					10,543,554
Media Content (0.4%)
3,114	Aragorn Parent Corp., 1 mo. USD Term SOFR + 4.250%(1)	(B, B2)	12/15/28	9.569	3,134,428
4,230	WMG Acquisition Corp., 1 mo. USD Term SOFR + 2.000%(1)	(BB+, Ba2)	01/24/31	7.316	4,234,342
					7,368,770
Medical Products (1.5%)
3,757	Covetrus, Inc., 3 mo. USD Term SOFR + 5.000%(1)	(B-, B1)	10/13/29	10.309	3,767,985
10,467	Medline Borrower LP, 1 mo. USD Term SOFR + 2.750%(1)	(B+, B1)	10/23/28	8.068	10,506,365
4,197	Sotera Health Holdings LLC, 1 mo. USD Term SOFR + 2.750%(1)	(BB-, B1)	12/11/26	8.180	4,194,581

See Accompanying Notes to Financial Statements.
18

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Medical Products (continued)
$9,215	Viant Medical Holdings, Inc., 1 mo. USD Term SOFR + 3.750%(1)	(B-, B3)	07/02/25	9.180	$9,218,998
1,500	Viant Medical Holdings, Inc., 1 mo. USD Term SOFR + 7.750%(1),(9)	(CCC, Caa3)	07/02/26	13.180	1,482,187
					29,170,116
Packaging (2.5%)
996	Altium Packaging LLC, 1 mo. USD Term SOFR + 2.750%(1)	(B+, B2)	02/03/28	8.192	1,000,706
2,155	Anchor Glass Container Corp., 3 mo. USD Term SOFR + 9.000%(1)	(CCC-, Caa3)	06/07/26	14.827	924,024
6,737	Anchor Glass Container Corp., 3 mo. USD Term SOFR + 5.000%(1)	(CCC+, Caa1)	12/07/25	10.320 - 10.827	5,532,996
3,932	Flint Group Midco Ltd., 3 mo. USD Term SOFR + 4.512%, 0.750% PIK(1),(4)	(B-, B3)	12/31/26	10.588	3,741,557
661	Flint Group Packaging INKS North America Holdings LLC, 3 mo. EUR EURIBOR + 4.250%, 0.750% PIK(1),(4),(5)	(B-, B3)	12/31/26	8.892	677,712
450	Flint Group Packaging INKS North America Holdings LLC, 3 mo. EUR EURIBOR + 0.100%, 6.900% PIK(1),(4),(5)	(CCC-, Caa3)	12/30/27	10.892	76,047
338	Flint Group Packaging INKS North America Holdings LLC, 3 mo. EUR EURIBOR + 0.100%, 6.900% PIK(1),(4),(5)	(CCC-, Caa2)	12/30/27	10.892	303,628
2,033	Flint Group Topco Ltd., 3 mo. USD Term SOFR + 0.362%, 6.900% PIK(1),(4)	(CCC-, Caa2)	12/31/27	12.588	1,687,684
2,666	Flint Group Topco Ltd., 3 mo. USD Term SOFR + 0.362%, 6.900% PIK(1),(4)	(CCC-, Caa3)	12/31/27	12.588	419,854
5,694	Mauser Packaging Solutions Holding Co., 3 mo. USD Term SOFR + 3.500%(1)	(B, B2)	04/15/27	8.815	5,707,942
791	Nexcycle Canada Ltd., 3 mo. USD Term SOFR + 6.500%(1),(2)	(NR, NR)	07/21/28	11.827	799,340
15,901	Proampac PG Borrower LLC, 1 mo. USD Term SOFR + 4.000%, 3 mo. USD Term SOFR + 4.000%(1)	(B-, B3)	09/15/28	9.321 - 9.329	16,026,599
281	Strategic Materials Holding Corp., 3 mo. USD Term SOFR + 7.500%(1),(2)	(NR, NR)	01/23/29	13.088	280,211
3,012	Strategic Materials Holding Corp., 3 mo. USD Term SOFR + 6.500%(1),(2)	(NR, NR)	07/21/28	12.088	3,027,298

See Accompanying Notes to Financial Statements.
19

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Packaging (continued)
$5,349	Technimark Holdings LLC, 1 mo. USD Term SOFR + 3.750%(1)	(B-, B2)	07/07/28	9.180	$5,372,178
3,742	TricorBraun Holdings, Inc., 1 mo. USD Term SOFR + 3.250%(1)	(B-, B2)	03/03/28	8.680	3,706,285
					49,284,061
Personal & Household Products (1.8%)
16,569	ABG Intermediate Holdings 2 LLC, 1 mo. USD Term SOFR + 3.500%(1)	(BB-, B1)	12/21/28	8.918	16,673,415
8,269	Keter Group BV (EUR Term Loan B)(5),(6),(7)	(B+, Ca)	03/31/25	0.000	7,490,335
6,388	Keter Group BV (EUR Term Loan B3A)(5),(6),(7)	(B+, Ca)	03/31/25	0.000	5,786,284
4,685	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%(1)	(NR, NR)	06/29/28	12.924	4,111,396
511	Serta Simmons Bedding LLC(2),(3)	(NR, NR)	06/29/28	0.000	508,683
					34,570,113
Pharmaceuticals (0.6%)
9,144	Certara LP, 3 mo. USD Term SOFR + 3.500%(1)	(BB-, B1)	08/15/26	9.105	9,186,722
2,943	IQVIA, Inc., 3 mo. USD Term SOFR + 2.000%(1)	(BBB-, Baa3)	01/02/31	7.309	2,960,693
					12,147,415
Rail (0.5%)
10,184	Genesee & Wyoming, Inc., 2 mo. USD Term SOFR + 2.000%(1)	(BB, Ba3)	04/10/31	7.301	10,199,120
Real Estate Development & Management (0.5%)
10,486	BIFM U.S. Finance LLC, 1 mo. USD Term SOFR + 4.250%(1)	(B, B3)	05/31/28	9.566	10,569,319
Real Estate Investment Trusts (0.8%)
6,566	Claros Mortgage Trust, Inc., 1 mo. USD Term SOFR + 4.500%(1),(2)	(B-, Ba3)	08/09/26	9.918	5,843,752
4,170	Starwood Property Trust, Inc., 1 mo. USD Term SOFR + 3.250%(1)	(BB, Ba2)	07/26/26	8.666	4,175,441
4,876	Starwood Property Trust, Inc., 1 mo. USD Term SOFR + 3.250%(1)	(BB, Ba2)	11/18/27	8.566	4,885,489
					14,904,682
Recreation & Travel (0.9%)
2,154	Bulldog Purchaser, Inc., 3 mo. USD Term SOFR + 7.750%(1)	(CCC-, Caa3)	09/04/26	13.193	1,954,615
8,868	Bulldog Purchaser, Inc., 3 mo. USD Term SOFR + 3.750%(1)	(B-, B3)	09/05/25	9.193	8,795,499
4,160	Cedar Fair LP(3)	(BB+, Ba2)	04/18/31	0.000	4,164,873

See Accompanying Notes to Financial Statements.
20

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Recreation & Travel (continued)
$330	Motion Finco SARL(3)	(B+, B2)	11/12/29	0.000	$330,041
2,333	SeaWorld Parks & Entertainment, Inc.(3)	(BB, Ba2)	08/25/28	0.000	2,335,282
					17,580,310
Restaurants (1.8%)
11,400	1011778 BC Unlimited Liability Co., 1 mo. USD Term SOFR + 2.250%(1)	(BB+, Ba2)	09/20/30	7.566	11,431,752
6,334	Flynn Restaurant Group LP, 1 mo. USD Term SOFR + 4.250%(1)	(B, B2)	12/01/28	9.680	6,366,862
14,779	IRB Holding Corp., 1 mo. USD Term SOFR + 2.750%(1)	(B+, B2)	12/15/27	8.166	14,818,083
1,210	Tacala LLC(3)	(B-, B3)	01/31/31	0.000	1,216,337
2,196	Whatabrands LLC(3)	(B, B2)	08/03/28	0.000	2,207,534
					36,040,568
Software - Services (14.9%)
10,427	Applied Systems, Inc., 3 mo. USD Term SOFR + 3.500%(1)	(B-, B2)	02/24/31	8.809	10,517,130
6,145	AQ Carver Buyer, Inc., 3 mo. USD Term SOFR + 5.500%(1)	(B, B2)	08/02/29	10.930	6,179,806
2,678	AQA Acquisition Holding, Inc., 3 mo. USD Term SOFR + 4.250%(1)	(B-, B2)	03/03/28	9.841	2,685,604
10,620	Aston FinCo SARL, 1 mo. USD Term SOFR + 4.250%(1)	(CCC+, B3)	10/09/26	9.680	9,557,619
8,837	Astra Acquisition Corp., 3 mo. USD Term SOFR + 5.250%(1)	(CCC+, Caa1)	10/25/28	10.821	5,220,930
4,155	Astra Acquisition Corp.(2),(3),(8)	(NR, NR)	02/25/28	0.000	4,072,068
2,186	Camelot U.S. Acquisition LLC, 1 mo. USD Term SOFR + 2.750%(1)	(BB-, B1)	01/31/31	8.066	2,192,924
3,000	Cloud Software Group, Inc.(3)	(B, B2)	03/30/29	0.000	3,004,530
4,931	CommerceHub, Inc., 3 mo. USD Term SOFR + 4.000%(1)	(B, B2)	12/29/27	9.476	4,826,197
9,529	ConnectWise LLC, 3 mo. USD Term SOFR + 3.500%(1)	(NR, B2)	09/29/28	9.064	9,554,850
8,898	Corel Corp., 3 mo. USD Term SOFR + 5.000%(1)	(B-, B2)	07/02/26	10.443	8,810,197
5,705	Cornerstone OnDemand, Inc., 1 mo. USD Term SOFR + 3.750%(1),(2)	(B-, B2)	10/16/28	9.180	5,498,385
13,920	Dayforce, Inc., 1 mo. USD Term SOFR + 2.500%(1),(2)	(BB-, Ba3)	02/26/31	7.816	13,963,500
845	DCert Buyer, Inc., 1 mo. USD Term SOFR + 4.000%(1)	(B-, B2)	10/16/26	9.316	843,910
2,083	DCert Buyer, Inc., 1 mo. USD Term SOFR + 7.000%(1)	(CCC, Caa2)	02/19/29	12.316	1,888,821
4,468	EAB Global, Inc., 1 mo. USD Term SOFR + 3.500%(1)	(B-, B2)	08/16/28	8.930	4,478,547

See Accompanying Notes to Financial Statements.
21

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Software - Services (continued)
$7,481	Epicor Software Corp., 1 mo. USD Term SOFR + 3.250%(1)	(B-, B2)	07/30/27	8.680	$7,522,362
5,409	EverCommerce, Inc., 1 mo. USD Term SOFR + 3.000%(1)	(B+, B1)	07/06/28	8.430	5,417,934
2,765	Evertec Group LLC, 1 mo. USD Term SOFR + 3.500%(1),(2)	(BB-, Ba3)	10/30/30	8.816	2,782,363
2,053	Fleet Midco I Ltd., 1 mo. USD Term SOFR + 3.250%(1),(2)	(B+, B2)	02/21/31	8.566	2,062,903
10,903	Flexera Software LLC, 1 mo. USD Term SOFR + 3.750%(1)	(B-, B2)	03/03/28	9.180	10,948,866
5,072	Go Daddy Operating Co. LLC, 1 mo. USD Term SOFR + 2.000%(1)	(BB, Ba1)	11/09/29	7.316	5,080,026
4,850	IGT Holding IV AB, 3 mo. USD Term SOFR + 3.400%(1)	(B, B2)	03/31/28	8.972	4,871,219
4,875	Instructure Holdings, Inc., 3 mo. USD Term SOFR + 2.750%(1)	(NR, B1)	10/30/28	8.355	4,902,344
5,927	Marcel LUX IV SARL, 1 mo. USD Term SOFR + 4.500%(1)	(B+, B2)	11/11/30	9.810	5,962,582
4,283	Mitnick Corporate Purchaser, Inc., 3 mo. USD Term SOFR + 4.500%(1)	(B-, B3)	05/02/29	9.930	4,113,664
1,869	Mosel Bidco SE, 3 mo. USD Term SOFR + 4.750%(1),(2)	(B, B2)	09/16/30	10.059	1,879,951
3,709	NAB Holdings LLC, 3 mo. USD Term SOFR + 2.750%(1)	(B+, B1)	11/23/28	8.209	3,710,508
15,976	Open Text Corp., 1 mo. USD Term SOFR + 2.750%(1)	(BBB-, Ba1)	01/31/30	8.166	16,040,864
5,752	Perforce Software, Inc., 1 mo. USD Term SOFR + 3.750%(1)	(B-, B2)	07/01/26	9.166	5,721,978
16,925	Polaris Newco LLC, 3 mo. USD Term SOFR + 4.000%(1)	(B-, B2)	06/02/28	9.591	16,845,973
1,663	Press Ganey Holdings, Inc.(3)	(B-, B3)	04/24/31	0.000	1,660,312
13,981	Project Alpha Intermediate Holding, Inc., 3 mo. USD Term SOFR + 4.750%(1)	(B, B2)	10/28/30	10.080	14,049,839
5,496	Project Boost Purchaser LLC, 1 mo. USD Term SOFR + 3.500%(1)	(B-, B2)	06/01/26	8.930	5,515,534
6,665	Project Boost Purchaser LLC, 1 mo. USD Term SOFR + 3.500%, 3 mo. USD Term SOFR + 3.500%(1)	(B-, B2)	05/30/26	8.930 - 9.071	6,690,113
5,030	Project Ruby Ultimate Parent Corp., 1 mo. USD Term SOFR + 3.250%(1)	(B, B2)	03/10/28	8.680	5,032,791
14,753	Quest Software U.S. Holdings, Inc., 3 mo. USD Term SOFR + 4.250%(1)	(CCC+, B3)	02/01/29	9.730	10,428,819
3,925	RealPage, Inc.(3)	(B, B2)	04/24/28	0.000	3,789,150
7,743	Redstone Holdco 2 LP, 1 mo. USD Term SOFR + 4.750%(1)	(B-, B3)	04/27/28	10.180	6,094,768

See Accompanying Notes to Financial Statements.
22

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Software - Services (continued)
$1,572	Rinchem Co., Inc., 3 mo. USD Term SOFR + 4.250%(1)	(CCC+, B3)	03/02/29	9.659	$1,399,080
3,509	SkillSoft Corp., 1 mo. USD Term SOFR + 5.250%(1)	(B-, B2)	07/14/28	10.680	2,831,857
2,510	Sovos Compliance LLC, 1 mo. USD Term SOFR + 4.500%(1)	(B-, B3)	08/11/28	9.930	2,483,801
3,383	SS&C European Holdings SARL, 1 mo. USD Term SOFR + 1.750%(1)	(BB+, Ba1)	04/16/25	7.180	3,386,415
3,398	SS&C Technologies, Inc., 1 mo. USD Term SOFR + 1.750%(1)	(BB+, Ba1)	04/16/25	7.180	3,401,308
6,740	Storable, Inc., 1 mo. USD Term SOFR + 3.500%, 3 mo. USD Term SOFR + 3.500%(1)	(B, B2)	04/17/28	8.684 - 8.816	6,761,156
3,949	Symplr Software, Inc., 3 mo. USD Term SOFR + 4.500%(1)	(B-, B3)	12/22/27	9.930	3,761,527
4,109	Transact Holdings, Inc., 1 mo. USD Term SOFR + 4.250%(1)	(B, B2)	04/30/26	9.680	4,134,209
3,000	UKG, Inc.(3)	(B-, B2)	02/10/31	0.000	3,017,205
6,836	VS Buyer LLC, 1 mo. USD Term SOFR + 3.250%(1)	(B, B2)	04/14/31	8.569	6,863,831
3,011	Waystar Technologies, Inc., 1 mo. USD Term SOFR + 4.000%(1)	(B-, B3)	10/22/29	9.316	3,031,663
2,638	WEX, Inc., 1 mo. USD Term SOFR + 2.000%(1)	(BB-, Ba2)	03/31/28	7.316	2,648,083
2,154	World Wide Technology Holding Co. LLC, 1 mo. USD Term SOFR + 2.750%(1),(2)	(BB, Ba3)	03/01/30	8.171	2,169,262
2,488	ZoomInfo LLC, 1 mo. USD Term SOFR + 2.250%(1),(2)	(NR, Ba1)	02/28/30	7.566	2,503,047
					292,812,325
Specialty Retail (0.2%)
3,210	Amer Sports Co., 3 mo. USD Term SOFR + 3.250%(1)	(BB, B1)	02/17/31	8.576	3,223,049
Steel Producers/Products (0.2%)
3,521	Grinding Media, Inc., 3 mo. USD Term SOFR + 4.000%(1),(2)	(B, B2)	10/12/28	9.555	3,516,560
Support - Services (5.2%)
2,931	AECOM(3)	(BBB-, Baa3)	04/17/31	0.000	2,947,647
849	Allied Universal Holdco LLC, 1 mo. USD Term SOFR + 3.750%(1)	(B, B3)	05/12/28	9.166	850,784
4,005	Belfor Holdings, Inc., 1 mo. USD Term SOFR + 3.750%(1)	(B-, B1)	11/01/30	9.066	4,022,402
5,487	Belron Finance U.S. LLC, 3 mo. USD Term SOFR + 2.000%(1)	(BBB-, Ba1)	04/13/28	7.578	5,501,234

See Accompanying Notes to Financial Statements.
23

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Support - Services (continued)
$1,880	Centuri Group, Inc., 1 mo. USD Term SOFR + 2.500%(1)	(B+, Ba3)	08/27/28	7.930	$1,884,031
7,687	CoreLogic, Inc., 1 mo. USD Term SOFR + 3.500%(1)	(B-, B2)	06/02/28	8.930	7,456,230
10,000	Fugue Finance BV, 3 mo. EUR EURIBOR + 4.250%(1),(5)	(B, B2)	01/31/28	8.202	10,772,693
987	Fugue Finance BV, 3 mo. USD Term SOFR + 4.000%(1)	(B, B2)	01/31/28	9.343	992,592
10,305	Global Education Management Systems Establishment, 1 mo. USD Term SOFR + 4.750%(1)	(B, B2)	07/31/26	10.180	10,364,539
4,430	LaserShip, Inc., 3 mo. USD Term SOFR + 7.500%(1)	(CCC-, Caa3)	05/07/29	13.071	3,709,797
9,299	LaserShip, Inc., 3 mo. USD Term SOFR + 4.500%(1)	(CCC+, B3)	05/07/28	10.071	8,741,366
7,119	Nuvei Technologies Corp., 1 mo. USD Term SOFR + 3.000%(1)	(BB-, Ba3)	12/19/30	8.416	7,141,197
1,357	Savage Enterprises LLC, 1 mo. USD Term SOFR + 3.250%(1)	(BB-, B1)	09/15/28	8.680	1,364,783
7,031	SRAM LLC, 1 mo. USD Term SOFR + 2.750%(1)	(BB-, B1)	05/18/28	8.180	7,038,102
8,525	Tempo Acquisition LLC, 1 mo. USD Term SOFR + 2.750%(1)	(BB-, Ba3)	08/31/28	8.066	8,558,872
1,436	Teneo Holdings LLC, 1 mo. USD Term SOFR + 4.750%(1)	(B, B2)	03/13/31	10.066	1,448,798
1,639	Trans Union LLC, 1 mo. USD Term SOFR + 2.000%(1)	(BBB-, Ba2)	12/01/28	7.316	1,643,654
3,025	TruGreen LP, 3 mo. USD Term SOFR + 8.500%(1)	(CCC, Caa3)	11/02/28	14.091	2,392,276
3,083	United Rentals, Inc., 1 mo. USD Term SOFR + 1.750%(1)	(BBB-, Baa3)	02/14/31	7.066	3,100,677
10,000	Wrench Group LLC, 3 mo. USD Term SOFR + 4.000%(1)	(B-, B2)	10/30/28	9.571	10,029,150
3,435	XPO Logistics, Inc., 1 mo. USD Term SOFR + 2.000%(1)	(BBB-, Ba1)	02/03/31	7.319	3,445,734
					103,406,558
Tech Hardware & Equipment (0.6%)
7,781	Atlas CC Acquisition Corp., 3 mo. USD Term SOFR + 4.250%(1)	(B, Caa1)	05/25/28	9.855	7,165,391
1,582	Atlas CC Acquisition Corp., 3 mo. USD Term SOFR + 4.250%(1)	(B+, B1)	05/25/28	9.855	1,457,368
4,071	Ultra Clean Holdings, Inc., 1 mo. USD Term SOFR + 3.500%(1)	(B+, B1)	02/28/28	8.816	4,085,012
					12,707,771

See Accompanying Notes to Financial Statements.
24

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Telecom - Wireless (1.0%)
$5,018	Eagle Broadband Investments LLC, 3 mo. USD Term SOFR + 3.000%(1)	(B+, B2)	11/12/27	8.571	$4,997,678
13,431	SBA Senior Finance II LLC, 1 mo. USD Term SOFR + 2.000%(1)	(BBB-, Ba2)	01/25/31	7.320	13,489,666
7,072	Xplornet Communications, Inc.(6),(7)	(D, Ca)	10/02/28	0.000	1,425,475
					19,912,819
Telecom - Wireline Integrated & Services (1.4%)
193	Altice France SA, 3 mo. USD LIBOR + 4.000%(1)	(CCC+, Caa1)	08/14/26	9.569	163,764
12,424	Altice France SA, 3 mo. USD Term SOFR + 5.500%(1)	(CCC+, Caa1)	08/15/28	10.829	9,368,441
2,979	Ciena Corp., 1 mo. USD Term SOFR + 2.000%(1)	(BB+, Baa3)	10/24/30	7.315	2,992,425
8,518	Patagonia Holdco LLC, 3 mo. USD Term SOFR + 5.750%(1)	(NR, B1)	08/01/29	11.064	7,922,052
2,900	Virgin Media Bristol LLC, 1 mo. USD Term SOFR + 3.250%(1)	(B+, Ba3)	01/31/29	8.686	2,861,938
3,493	Virgin Media Bristol LLC, 1 mo. USD Term SOFR + 2.500%(1)	(B+, Ba3)	01/31/28	7.936	3,433,069
941	Voyage Australia Pty. Ltd., 3 mo. USD Term SOFR + 3.500%(1)	(BB-, B1)	07/20/28	9.086	944,221
					27,685,910
Theaters & Entertainment (2.0%)
1,444	Herschend Entertainment Co. LLC, 1 mo. USD Term SOFR + 3.000%(1)	(BB-, B1)	08/27/28	8.316	1,450,422
3,712	NAI Entertainment Holdings LLC, 1 mo. USD Term SOFR + 3.000%(1),(9)	(B, Caa1)	05/08/25	10.933	3,705,996
14,394	UFC Holdings LLC, 3 mo. USD Term SOFR + 2.750%(1)	(BB, Ba3)	04/29/26	8.336	14,443,524
18,891	William Morris Endeavor Entertainment LLC, 1 mo. USD Term SOFR + 2.750%(1)	(BB-, B3)	05/18/25	8.180	18,962,169
					38,562,111
TOTAL BANK LOANS (Cost $1,675,083,874)					1,612,776,411
CORPORATE BONDS (8.6%)
Auto Parts & Equipment (0.1%)
3,000	TI Automotive Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 05/30/24 @ 101.88)(5),(11)	(BB, B3)	04/15/29	3.750	2,966,383

See Accompanying Notes to Financial Statements.
25

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Brokerage (0.4%)
$1,256	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 05/31/24 @ 102.16)(11)	(BB-, Ba3)	06/15/25	8.625	$1,260,149
7,100	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/27 @ 103.94)(11)	(BB-, Ba3)	03/01/31	7.875	7,195,452
					8,455,601
Building Materials (0.2%)
2,974	GYP Holdings III Corp., Rule 144A, Company Guaranteed Notes (Callable 05/31/24 @ 102.31)(11)	(B, Ba2)	05/01/29	4.625	2,762,220
720	Miter Brands Acquisition Holdco, Inc./ MIWD Borrower LLC, Rule 144A, Senior Secured Notes (Callable 04/01/27 @ 103.38)(11)	(BB-, B1)	04/01/32	6.750	716,851
					3,479,071
Cable & Satellite TV (0.1%)
1,000	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.25)(11)	(B-, B2)	11/15/31	4.500	635,495
1,400	Telenet Finance Luxembourg Notes SARL, Rule 144A, Senior Secured Notes (Callable 05/13/24 @ 101.38)(11)	(BB-, B1)	03/01/28	5.500	1,319,150
					1,954,645
Chemicals (0.7%)
1,854	HB Fuller Co., Global Senior Unsecured Notes (Callable 05/31/24 @ 102.13)	(BB-, Ba3)	10/15/28	4.250	1,711,262
4,000	Herens Holdco SARL, Rule 144A, Senior Secured Notes (Callable 05/31/24 @ 102.38)(11)	(B-, B2)	05/15/28	4.750	3,456,902
4,750	Polar U.S. Borrower LLC/Schenectady International Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/31/24 @ 101.69)(11)	(CCC-, Caa3)	05/15/26	6.750	1,264,236
8,000	Vibrantz Technologies, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 104.50)(11),(12)	(CCC+, Caa2)	02/15/30	9.000	7,439,849
					13,872,249
Diversified Capital Goods (0.1%)
2,916	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13)(11)	(BB+, Ba2)	06/01/31	4.250	2,564,769

See Accompanying Notes to Financial Statements.
26

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Electronics (0.1%)
$1,637	Synaptics, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/24 @ 102.00)(11),(12)	(B+, Ba3)	06/15/29	4.000	$1,439,377
Energy - Exploration & Production (0.1%)
1,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, Rule 144A, Senior Secured Notes (Callable 12/15/28 @ 103.75)(11)	(BB, B1)	12/15/33	7.500	1,007,127
Gas Distribution (0.1%)
3,000	New Fortress Energy, Inc., Rule 144A, Senior Secured Notes (Callable 05/31/24 @ 101.63)(11)	(BB-, B1)	09/30/26	6.500	2,875,091
Health Services (0.1%)
1,793	Radiology Partners, Inc., Rule 144A, Senior Secured Notes (Callable 05/31/24 @ 100.00)(11)	(B-, B3)	01/31/29	8.500	1,656,127
Insurance Brokerage (0.3%)
6,050	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/26 @ 104.25)(11)	(B-, B2)	03/15/30	8.500	6,225,976
328	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/25 @ 105.25)(11)	(CCC, Caa2)	12/15/30	10.500	347,514
					6,573,490
Investments & Misc. Financial Services (0.9%)
13,911	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 104.25)(11)	(CCC+, Caa1)	11/15/29	8.500	12,954,602
3,000	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 01/15/27 @ 102.50)(11)	(B+, B1)	01/15/32	5.000	2,658,560
2,400	Jane Street Group/JSG Finance, Inc., Rule 144A, Senior Secured Notes (Callable 04/30/27 @ 103.56)(11)	(BB, Ba2)	04/30/31	7.125	2,419,542
					18,032,704
Life Insurance (0.1%)
1,500	Panther Escrow Issuer LLC, Rule 144A, Senior Secured Notes (Callable 06/01/27 @ 103.56)(11)	(B, B2)	06/01/31	7.125	1,508,978

See Accompanying Notes to Financial Statements.
27

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Machinery (0.2%)
$4,508	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/24 @ 102.19)(11)	(BB, Ba2)	04/15/29	4.375	$4,108,578
Media - Diversified (0.1%)
659	Tech 7 SAS Super Senior (New Money Tranche 1)(2),(5),(8)	(NR, NR)	03/31/26	1.000	704,385
395	Tech 7 SAS Super Senior (New Money Tranche 2)(2),(5),(8)	(NR, NR)	03/31/26	1.000	422,631
198	Tech 7 SAS Technicolor(2),(5),(8)	(NR, NR)	03/31/26	1.000	211,315
					1,338,331
Metals & Mining - Excluding Steel (0.1%)
2,975	ERO Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 103.25)(11),(12)	(B, B1)	02/15/30	6.500	2,820,241
Packaging (0.3%)
6,675	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 05/31/24 @ 102.06)(11)	(BB-, Ba3)	04/15/29	4.125	5,998,874
Personal & Household Products (0.1%)
1,700	MajorDrive Holdings IV LLC, Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.19)(11)	(CCC+, Caa2)	06/01/29	6.375	1,596,779
Recreation & Travel (0.3%)
1,552	SeaWorld Parks & Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/24 @ 102.63)(11)	(B, B2)	08/15/29	5.250	1,440,718
3,625	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ 103.63)(11)	(B-, B3)	05/15/31	7.250	3,620,367
					5,061,085
Software - Services (1.2%)
4,962	Newfold Digital Holdings Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/31/24 @ 103.00)(11)	(CCC+, Caa2)	02/15/29	6.000	3,725,422
4,100	Open Text Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/24 @ 101.94)(11)	(BB-, Ba3)	12/01/29	3.875	3,592,617
1,692	Presidio Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/24 @ 102.06)(11)	(CCC+, Caa1)	02/01/28	8.250	1,712,559

See Accompanying Notes to Financial Statements.
28

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Software - Services (continued)
$2,000	UKG, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/27 @ 103.44)(11)	(B-, B2)	02/01/31	6.875	$2,008,897
11,561	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 05/31/24 @ 103.56)(11)	(CCC+, Caa1)	12/15/28	7.125	10,428,022
1,603	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 05/13/24 @ 101.94)(11)	(B+, B1)	02/01/29	3.875	1,411,278
					22,878,795
Specialty Retail (0.1%)
102	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 05/13/24 @ 100.00)(2),(8),(11)	(NR, Caa3)	05/01/25	7.500	63,902
3,745	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 05/13/24 @ 100.00)(11)	(NR, Caa3)	05/01/25	7.500	2,381,294
137	Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC(2),(8)	(NR, NR)	05/01/25	0.000	76,940
					2,522,136
Support - Services (2.0%)
5,251	Allied Universal Holdco LLC/Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 05/31/24 @ 102.44)(11)	(CCC+, Caa2)	07/15/27	9.750	5,235,234
4,455	Allied Universal Holdco LLC/Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.00)(11),(12)	(CCC+, Caa2)	06/01/29	6.000	3,788,244
1,471	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 101.81)(5),(11)	(B, B3)	06/01/28	3.625	1,445,779
11,000	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 05/31/24 @ 102.25)(11)	(B-, B2)	05/01/28	4.500	9,529,163
9,565	GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, Rule 144A, Senior Secured Notes (Callable 05/31/24 @ 101.78)(11)	(B, B2)	07/31/26	7.125	9,513,426

See Accompanying Notes to Financial Statements.
29

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Support - Services (continued)
$2,250	H&E Equipment Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/24 @ 101.94)(11)	(BB-, B1)	12/15/28	3.875	$1,991,428
7,153	TMS International Corp., Rule 144A, Senior Unsecured Notes (Callable 05/13/24 @ 103.13)(11)	(B, Caa1)	04/15/29	6.250	6,599,311
375	XPO, Inc., Rule 144A, Senior Secured Notes (Callable 06/01/25 @ 103.13)(11)	(BBB-, Ba1)	06/01/28	6.250	374,280
					38,476,865
Tech Hardware & Equipment (0.2%)
6,000	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 05/13/24 @ 100.00)(11),(12)	(CCC-, Ca)	06/15/25	6.000	4,747,500
Telecom - Wireline Integrated & Services (0.7%)
590	Altice France SA, Rule 144A, Senior Secured Notes (Callable 05/31/24 @ 102.56)(11)	(CCC+, Caa1)	07/15/29	5.125	386,022
3,775	Altice France SA, Rule 144A, Senior Secured Notes (Callable 10/15/24 @ 102.75)(11),(12)	(CCC+, Caa1)	10/15/29	5.500	2,475,531
4,486	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 05/31/24 @ 101.69)(11)	(B+, B2)	10/15/27	6.750	4,167,594
4,752	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 07/15/24 @ 102.56)(11)	(B+, B2)	07/15/29	5.125	3,967,225
2,064	Level 3 Financing, Inc., Rule 144A, Secured Notes (Callable 03/22/26 @ 102.13)(11)	(B-, Caa2)	04/01/30	4.500	1,206,134
2,000	Level 3 Financing, Inc., Rule 144A, Secured Notes (Callable 03/22/25 @ 101.81)(11)	(B-, Caa2)	10/15/30	3.875	1,109,631
					13,312,137
TOTAL CORPORATE BONDS (Cost $180,271,224)					169,246,933
ASSET BACKED SECURITIES (5.0%)
Collateralized Debt Obligations (5.0%)
3,000	ALM Ltd., 2020-1A, Rule 144A, 3 mo. USD Term SOFR + 6.262%(1),(11)	(BB-, NR)	10/15/29	11.590	3,011,922
3,500	Anchorage Capital CLO 16 Ltd., 2020-16A, Rule 144A, 3 mo. USD Term SOFR + 3.982%(1),(11)	(NR, NR)	01/19/35	9.308	3,488,640

See Accompanying Notes to Financial Statements.
30

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations (continued)
$1,250	Anchorage Capital CLO 3-R Ltd., 2014-3RA, Rule 144A, 3 mo. USD Term SOFR + 2.112%(1),(11)	(A, NR)	01/28/31	7.436	$1,251,884
1,388	Anchorage Capital CLO Ltd., 2018-10A, Rule 144A, 3 mo. USD Term SOFR + 1.462%(1),(11)	(AAA, NR)	10/15/31	6.790	1,388,755
2,500	Battalion CLO XXI Ltd., 2021-21A, Rule 144A, 3 mo. USD Term SOFR + 3.562%(1),(11)	(NR, Baa3)	07/15/34	8.890	2,493,064
1,750	Benefit Street Partners CLO X Ltd., 2016-10A, Rule 144A, 3 mo. USD Term SOFR + 7.012%(1),(11)	(BB-, NR)	04/20/34	12.336	1,756,863
2,100	BlueMountain CLO Ltd., 2015-3A, Rule 144A, 3 mo. USD Term SOFR + 5.662%(1),(11)	(B+, NR)	04/20/31	10.986	1,967,860
5,500	BlueMountain CLO Ltd., 2016-2A, Rule 144A, 3 mo. USD Term SOFR + 4.562%(1),(11)	(BBB-, NR)	08/20/32	9.881	5,418,588
3,000	BlueMountain Fuji U.S. CLO III Ltd., 2017-3A, Rule 144A, 3 mo. USD Term SOFR + 1.962%(1),(11)	(A, NR)	01/15/30	7.290	3,001,457
750	Carlyle Global Market Strategies CLO Ltd., 2014-3RA, Rule 144A, 3 mo. USD Term SOFR + 5.662%(1),(11)	(BB-, NR)	07/27/31	10.986	717,156
2,000	Carlyle Global Market Strategies CLO Ltd., 2014-5A, Rule 144A, 3 mo. USD Term SOFR + 3.412%(1),(11)	(BBB-, NR)	07/15/31	8.740	1,966,033
2,625	CIFC Funding Ltd., 2014-1A, Rule 144A, 3 mo. USD Term SOFR + 6.112%(1),(11)	(B+, NR)	01/18/31	11.439	2,594,923
4,000	Crown Point CLO IV Ltd., 2018-4A, Rule 144A, 3 mo. USD Term SOFR + 3.012%(1),(11)	(NR, Baa3)	04/20/31	8.336	3,906,383
3,365	Dewolf Park CLO Ltd., 2017-1A, Rule 144A, 3 mo. USD Term SOFR + 1.182%(1),(11)	(NR, Aaa)	10/15/30	6.510	3,367,822
1,750	Dryden 86 CLO Ltd., 2020-86A, Rule 144A, 3 mo. USD Term SOFR + 3.462%(1),(11)	(BBB-, NR)	07/17/34	8.779	1,752,466
7,000	Galaxy XXII CLO Ltd., 2016-22A, Rule 144A, 3 mo. USD Term SOFR + 1.462%(1),(11)	(AAA, NR)	04/16/34	6.789	7,020,915
5,000	Galaxy XXVIII CLO Ltd., 2018-28A, Rule 144A, 3 mo. USD Term SOFR + 3.262%(1),(11)	(BBB-, NR)	07/15/31	8.590	4,933,504

See Accompanying Notes to Financial Statements.
31

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations (continued)
$3,500	Greywolf CLO II Ltd., 2013-1A, Rule 144A, 3 mo. USD Term SOFR + 4.460%(1),(11)	(BBB-, NR)	04/15/34	9.789	$3,466,979
3,390	Greywolf CLO II Ltd., 2019-1A, Rule 144A, 3 mo. USD Term SOFR + 3.910%(1),(11)	(BBB-, NR)	04/17/34	9.227	3,405,355
2,800	Greywolf CLO III Ltd., 2020-3RA, Rule 144A, 3 mo. USD Term SOFR + 2.710%(1),(11)	(A, NR)	04/15/33	8.035	2,802,992
1,000	Greywolf CLO III Ltd., 2020-3RA, Rule 144A, 3 mo. USD Term SOFR + 3.610%(1),(11)	(BBB-, NR)	04/15/33	8.935	1,001,407
2,000	Greywolf CLO III Ltd., 2020-3RA, Rule 144A, 3 mo. USD Term SOFR + 7.180%(1),(11)	(BB-, NR)	04/15/33	12.505	2,006,080
3,950	Greywolf CLO V Ltd., 2015-1A, Rule 144A, 3 mo. USD Term SOFR + 3.262%(1),(11)	(BBB-, NR)	01/27/31	8.585	3,899,226
2,500	KKR CLO 14 Ltd., Rule 144A, 3 mo. USD Term SOFR + 6.412%(1),(11)	(NR, B1)	07/15/31	11.740	2,512,814
5,000	KKR Financial CLO Ltd., 2013-1A, Rule 144A, 3 mo. USD Term SOFR + 6.342%(1),(11)	(NR, Ba3)	04/15/29	11.670	5,001,110
1,900	Marble Point CLO XVII Ltd., 2020-1A, Rule 144A, 3 mo. USD Term SOFR + 7.082%(1),(11)	(NR, Ba3)	04/20/33	12.406	1,856,896
3,450	Marble Point CLO XVIII Ltd., 2020-2A, Rule 144A, 3 mo. USD Term SOFR + 7.962%(1),(11)	(NR, Ba3)	10/15/34	13.290	3,345,063
5,275	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, 3 mo. USD Term SOFR + 6.012%(1),(11)	(NR, Ba1)	01/22/35	11.336	5,125,535
2,250	Octagon Investment Partners 26 Ltd., 2016-1A, Rule 144A, 3 mo. USD Term SOFR + 3.112%(1),(11)	(BBB-, NR)	07/15/30	8.440	2,190,075
3,000	Venture 35 CLO Ltd., 2018-35A, Rule 144A, 3 mo. USD Term SOFR + 3.762%(1),(11)	(NR, Baa1)	10/22/31	9.086	2,921,305
3,278	Venture XXIII CLO Ltd., 2016-23A, Rule 144A, 3 mo. USD Term SOFR + 5.332%(1),(11)	(NR, Ba1)	07/19/34	10.658	2,988,964
1,750	Vibrant CLO 1X Ltd., 2018-9A, Rule 144A, 3 mo. USD Term SOFR + 3.462%(1),(11)	(NR, Baa3)	07/20/31	8.786	1,724,450

See Accompanying Notes to Financial Statements.
32

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations (continued)
$1,500	Vibrant CLO VI Ltd., 2017-6A, Rule 144A, 3 mo. USD Term SOFR + 6.012%(1),(11)	(NR, Ba3)	06/20/29	11.344	$1,449,759
3,000	Voya CLO Ltd., 2014-4A, Rule 144A, 3 mo. USD Term SOFR + 3.612%(1),(11)	(BBB-, NR)	07/14/31	8.940	2,926,596
TOTAL ASSET BACKED SECURITIES (Cost $98,947,113)					98,662,841
Shares
COMMON STOCKS (0.8%)
Auto Parts & Equipment (0.1%)
311,079	Jason, Inc.(6)				2,799,711
Chemicals (0.5%)
529,264	Proppants Holdings LLC(2),(6),(8),(9)				10,585
191,054	Utex Industries(6)				8,915,917
					8,926,502
Energy - Exploration & Production (0.0%)
926,254	PES Energy, Class A(2),(6),(8),(9)				9,263
Investments & Misc. Financial Services (0.0%)
68,579	Resolute Topco, Inc.(6)				685,790
Machinery (0.0%)
6,708,021	Alloy Topco Ltd.(2),(6),(8),(10)				0
Packaging (0.0%)
2,646,421	Campfire Topco Ltd.(2),(5),(6),(8)				0
82,543	SMI Topco LLC(6)				784,158
					784,158
Personal & Household Products (0.1%)
196,189	Dream Well, Inc.(6)				1,226,181
196,189	Serta Simmons Bedding Equipment Co.(2),(6),(8)				0
					1,226,181
Pharmaceuticals (0.0%)
156,133	Akorn, Inc.(6)				7,807
Private Placement (0.0%)
515,586	Technicolor Creative Studios SA(6),(13)				5,513
Recreation & Travel (0.1%)
115,069	Cineworld Group PLC(6)				2,177,681
Software - Services (0.0%)
3,935	Skillsoft Corp.(6)				28,293

See Accompanying Notes to Financial Statements.
33

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2024 (unaudited)

Shares		Value
COMMON STOCKS (continued)
Specialty Retail (0.0%)
141	Eagle Investments Holding Co. LLC, Class B(2),(6),(8)	$1
TOTAL COMMON STOCKS (Cost $37,643,777)		16,650,900
WARRANTS (0.0%)
Chemicals (0.0%)
132,316	Project Investor Holdings LLC, expires 02/20/2022(2),(6),(8),(9)	0
Investments & Misc. Financial Services (0.0%)
53,142	Altisource Solutions SARL, expires 05/31/2027(2),(6),(8)	105,752
TOTAL WARRANTS (Cost $68,804)		105,752
SHORT-TERM INVESTMENTS (6.0%)
102,761,314	State Street Institutional U.S. Government Money Market Fund — Premier Class, 5.26%	102,761,314
14,455,400	State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(14)	14,455,400
TOTAL SHORT-TERM INVESTMENTS (Cost $117,216,714)		117,216,714
TOTAL INVESTMENTS AT VALUE (102.2%) (Cost $2,109,231,506)		2,014,659,551
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.2%)		(43,640,498)
NET ASSETS (100.0%)		$1,971,019,053

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Variable rate obligation — The interest rate shown is the rate in effect as of April 30, 2024. The rate may be subject to a cap and floor.

(2)  Security is valued using significant unobservable inputs.

(3)  The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of April 30, 2024.

(4)  PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

(5)  This security is denominated in Euro.

(6)  Non-income producing security.

(7)  Bond is currently in default.

(8)  Not readily marketable security; security is valued at fair value as determined in good faith by Credit Suisse Asset Management, LLC as the Fund's valuation designee under the oversight of the Board of Trustees (See Note 2-A).

(9)  Illiquid security.

(10)  This security is denominated in British Pound.

(11)  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, these securities amounted to a value of $264,783,241 or 13.4% of net assets.

See Accompanying Notes to Financial Statements.
34

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2024 (unaudited)

(12)  Security or portion thereof is out on loan (See Note 2-J).

(13)  Security is held through holdings of 100 shares of the CIG Special Purpose SPC — Credit Suisse Floating Rate High Income Fund Segregated Portfolio, an affiliated entity.

(14)  Represents security purchased with cash collateral received for securities on loan.

INVESTMENT ABBREVIATIONS

1 mo. = 1 month

2 mo. = 2 month

3 mo. = 3 month

6 mo. = 6 month

EURIBOR = Euro Interbank Offered Rate

LIBOR = London Interbank Offered Rate

NR = Not Rated

SARL = société à responsabilité limitée

SOFR = Secured Overnight Financing Rate

WR = Withdrawn Rating

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Unrealized Appreciation
USD	89,701,048	EUR	82,789,701	09/26/24	Deutsche Bank AG	$(89,701,048)	$(89,110,797)	$590,251
USD	782,013	EUR	700,375	10/07/24	Deutsche Bank AG	(782,013)	(754,254)	27,759
Total Unrealized Appreciation								$618,010

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Unrealized Depreciation
EUR	17,785,564	USD	19,573,433	09/26/24	Deutsche Bank AG	$19,573,433	$19,143,514	$(429,919)
EUR	750,000	USD	818,692	09/26/24	Morgan Stanley	818,692	807,263	(11,429)
EUR	1,275,868	USD	1,391,294	10/07/24	Deutsche Bank AG	1,391,294	1,374,017	(17,277)
GBP	278,215	USD	350,919	10/07/24	Deutsche Bank AG	350,919	348,744	(2,175)
USD	6,303,561	EUR	5,876,386	10/07/24	Morgan Stanley	(6,303,561)	(6,328,444)	(24,883)
USD	59,260	GBP	47,858	10/07/24	Barclays Bank PLC	(59,260)	(59,990)	(730)
USD	186,859	GBP	150,017	10/07/24	Deutsche Bank AG	(186,859)	(188,047)	(1,188)
USD	8,914,389	GBP	7,312,859	10/07/24	Morgan Stanley	(8,914,389)	(9,166,704)	(252,315)
Total Unrealized Depreciation								$(739,916)
Total Net Unrealized Appreciation/(Depreciation)								$(121,906)

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar
See Accompanying Notes to Financial Statements.
35

Credit Suisse Floating Rate High Income Fund
Statement of Assets and Liabilities
April 30, 2024 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $14,455,400 (Cost $2,109,231,506) (Note 2)	$2,014,659,551[1]
Cash	3,010,925
Foreign currency at value (Cost $1,033,699)	1,036,568
Receivable for investments sold	24,686,300
Interest receivable	21,160,737
Receivable for Fund shares sold	4,548,241
Unrealized appreciation on forward foreign currency contracts (Note 2)	618,010
Prepaid expenses and other assets	51,917
Total assets	2,069,772,249
Liabilities
Investment advisory fee payable (Note 3)	3,241,866
Administrative services fee payable (Note 3)	116,458
Shareholder servicing/Distribution fee payable (Note 3)	125,652
Due to brokers for forward contracts	23,002
Payable for investments purchased	72,143,144
Payable upon return of securities loaned (Note 2)	14,455,400
Payable for Fund shares redeemed	4,087,568
Dividend payable	2,907,707
Unrealized depreciation on forward foreign currency contracts (Note 2)	739,916
Trustees' fee payable	7,691
Accrued expenses	904,792
Total liabilities	98,753,196
Net Assets
Capital stock, $.001 par value (Note 6)	310,165
Paid-in capital (Note 6)	2,296,786,971
Total distributable earnings (loss)	(326,078,083)
Net assets	$1,971,019,053
I Shares
Net assets	$1,804,277,394
Shares outstanding	284,068,524
Net asset value, offering price and redemption price per share	$6.35
A Shares
Net assets	$122,568,175
Shares outstanding	19,199,068
Net asset value and redemption price per share	$6.38
Maximum offering price per share (net asset value/(1-4.75%))	$6.70
C Shares
Net assets	$44,173,484
Shares outstanding	6,897,251
Net asset value and offering price per share	$6.40

1  Includes $14,095,924 of securities on loan.

See Accompanying Notes to Financial Statements.
36

Credit Suisse Floating Rate High Income Fund
Statement of Operations
For the Six Months Ended April 30, 2024 (unaudited)

Investment Income
Interest	$100,828,398
Other Income	41,128
Dividends	19,574
Securities lending (net of rebates)	35,796
Total investment income	100,924,896
Expenses
Investment advisory fees (Note 3)	6,006,835
Administrative services fees (Note 3)	168,703
Shareholder servicing/Distribution fees (Note 3)
Class A	149,970
Class C	224,004
Transfer agent fees	1,059,959
Commitment fees (Note 4)	300,969
Custodian fees	243,266
Legal fees	121,838
Printing fees	66,572
Registration fees	46,306
Insurance expense	43,609
Trustees' fees	42,576
Audit and tax fees	26,970
Miscellaneous expense	21,771
Total expenses	8,523,348
Less: fees waived and expenses reimbursed (Note 3)	(1,140,617)
Net expenses	7,382,731
Net investment income	93,542,165
Net Realized and Unrealized Gain (Loss) from Investments, Foreign Currency and Forward Foreign Currency Contracts
Net realized loss from investments	(12,555,576)
Net realized gain from foreign currency transactions	526,804
Net change in unrealized appreciation (depreciation) from investments	28,432,137
Net change in unrealized appreciation (depreciation) from foreign currency translations	15,267
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	(861,428)
Net realized and unrealized gain from investments, foreign currency transactions and forward foreign currency contracts	15,557,204
Net increase in net assets resulting from operations	$109,099,369

See Accompanying Notes to Financial Statements.
37

Credit Suisse Floating Rate High Income Fund
Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2024 (unaudited)	For the Year Ended October 31, 2023
From Operations
Net investment income	$93,542,165	$196,738,803
Net realized loss from investments, foreign currency transactions and forward foreign currency contracts	(12,028,772)	(77,667,677)
Net change in unrealized appreciation (depreciation) from investments, foreign currency translations and forward foreign currency contracts	27,585,976	126,101,132
Net increase in net assets resulting from operations	109,099,369	245,172,258
From Distributions
From distributable earnings
Class I	(85,659,046)	(182,837,373)
Class A	(5,441,250)	(9,847,877)
Class C	(1,866,123)	(3,663,893)
Return of capital
Class I	—	(626,387)
Class A	—	(33,738)
Class C	—	(12,552)
Net decrease in net assets resulting from distributions	(92,966,419)	(197,021,820)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	367,140,439	737,057,328
Reinvestment of distributions	74,888,232	161,320,735
Net asset value of shares redeemed	(465,145,045)	(1,514,656,539)
Net decrease in net assets from capital share transactions	(23,116,374)	(616,278,476)
Net decrease in net assets	(6,983,424)	(568,128,038)
Net Assets
Beginning of period	1,978,002,477	2,546,130,515
End of period	$1,971,019,053	$1,978,002,477

See Accompanying Notes to Financial Statements.
38

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2024	For the Year Ended October 31,
	(unaudited)	2023	2022	2021	2020	2019
Per share data
Net asset value, beginning of period	$6.30	$6.17[1]	$6.62	$6.31	$6.56	$6.81[1]
INVESTMENT OPERATIONS
Net investment income[2]	0.30	0.55	0.29	0.24	0.30	0.35
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	0.05	0.14	(0.45)	0.31	(0.25)	(0.25)
Total from investment operations	0.35	0.69	(0.16)	0.55	0.05	0.10
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.30)	(0.56)	(0.29)	(0.24)	(0.30)	(0.35)
Return of capital	—	(0.00)[3]	—	—	—	—
Total dividends and distributions	(0.30)	(0.56)	(0.29)	(0.24)	(0.30)	(0.35)
Net asset value, end of period	$6.35	$6.30	$6.17[1]	$6.62	$6.31	$6.56
Total return[4]	5.56%	11.54%	(2.42)%	8.86%	0.92%	1.47%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,804,277	$1,816,028	$2,376,866	$2,770,167	$1,699,373	$2,199,606
Ratio of net expenses to average net assets	0.70%[5]	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets	9.38%[5]	8.79%	4.54%	3.62%	4.80%	5.18%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.11%[5]	0.11%	0.09%	0.07%	0.09%	0.08%
Portfolio turnover rate[6]	24%	35%	47%	54%	30%	23%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and include change in share price, reinvestment of all distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

6  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Financial Statements.
39

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2024	For the Year Ended October 31,
	(unaudited)	2023	2022	2021	2020	2019
Per share data
Net asset value, beginning of period	$6.33	$6.21	$6.65	$6.34	$6.59	$6.84[1]
INVESTMENT OPERATIONS
Net investment income[2]	0.29	0.54	0.28	0.23	0.29	0.33
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	0.05	0.12	(0.44)	0.31	(0.25)	(0.25)
Total from investment operations	0.34	0.66	(0.16)	0.54	0.04	0.08
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.29)	(0.54)	(0.28)	(0.23)	(0.29)	(0.33)
Return of capital	—	(0.00)[3]	—	—	—	—
Total dividends and distributions	(0.29)	(0.54)	(0.28)	(0.23)	(0.29)	(0.33)
Net asset value, end of period	$6.38	$6.33	$6.21	$6.65	$6.34	$6.59
Total return[4]	5.43%	11.07%	(2.48)%	8.57%	0.70%	1.23%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$122,568	$116,439	$116,540	$144,713	$146,803	$199,328
Ratio of net expenses to average net assets	0.95%[5]	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets	9.13%[5]	8.59%	4.25%	3.41%	4.54%	4.93%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.11%[5]	0.11%	0.09%	0.07%	0.09%	0.08%
Portfolio turnover rate[6]	24%	35%	47%	54%	30%	23%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and include change in share price, reinvestment of all distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

6  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Financial Statements.
40

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2024	For the Year Ended October 31,
	(unaudited)	2023	2022	2021	2020	2019
Per share data
Net asset value, beginning of period	$6.35	$6.22[1]	$6.68	$6.36	$6.61	$6.87[1]
INVESTMENT OPERATIONS
Net investment income[2]	0.27	0.50	0.23	0.18	0.24	0.28
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	0.05	0.13	(0.46)	0.32	(0.25)	(0.26)
Total from investment operations	0.32	0.63	(0.23)	0.50	(0.01)	0.02
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.27)	(0.50)	(0.23)	(0.18)	(0.24)	(0.28)
Return of capital	—	(0.00)[3]	—	—	—	—
Total dividends and distributions	(0.27)	(0.50)	(0.23)	(0.18)	(0.24)	(0.28)
Net asset value, end of period	$6.40	$6.35	$6.22[1]	$6.68	$6.36	$6.61
Total return[4]	5.04%	10.42%	(3.48)%	7.90%	(0.05)%	0.34%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$44,173	$45,535	$52,725	$60,182	$58,959	$87,380
Ratio of net expenses to average net assets	1.70%[5]	1.70%	1.70%	1.70%	1.70%	1.70%
Ratio of net investment income to average net assets	8.39%[5]	7.82%	3.54%	2.66%	3.83%	4.19%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.11%[5]	0.11%	0.09%	0.07%	0.09%	0.08%
Portfolio turnover rate[6]	24%	35%	47%	54%	30%	23%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and include change in share price, reinvestment of all distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

6  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Financial Statements.
41

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements
April 30, 2024 (unaudited)

Note 1. Organization

Credit Suisse Floating Rate High Income Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to provide a high level of current income and, secondarily, capital appreciation. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a CDSC of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge. Effective June 30, 2021, Class C shares, upon the eight year anniversary of purchase, will convert to Class A shares.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standard Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund's investment adviser during the six months ended April 30, 2024 ("Credit Suisse" or the "Adviser"), who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value ("NAV") of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for

42

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the NAV as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board's valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser's procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before

43

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

the Fund calculates its NAV, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Bank Loans	$—	$1,480,274,553	$132,501,858	$1,612,776,411
Corporate Bonds	—	167,767,760	1,479,173	169,246,933
Asset Backed Securities	—	98,662,841	—	98,662,841
Common Stocks	28,293	16,602,758	19,849	16,650,900
Warrants	—	—	105,752	105,752
Short-term Investments	117,216,714	—	—	117,216,714
	$117,245,007	$1,763,307,912	$134,106,632	$2,014,659,551
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$618,010	$—	$618,010
Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$739,916	$—	$739,916

*  Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

44

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following is a reconciliation of investments as of April 30, 2024 for which significant unobservable inputs were used in determining fair value.

	Bank Loans	Corporate Bonds	Common Stocks	Warrants	Total
Balance as October 31, 2023	$117,212,484	$141,447	$3,390,086	$167,953	$120,911,970
Accrued discounts (premiums)	732,023	—	—	—	732,023
Purchases	60,088,169	1,341,898	—	—	61,430,067
Sales	(38,335,528)	—	(794)	—	(38,336,322)
Realized gain (loss)	365,424	—	(102,413)	—	263,011
Change in unrealized appreciation (depreciation)	(2,679,567)	(4,172)	(467,319)	(62,201)	(3,213,259)
Transfers into Level 3	41,694,296	—	—	—	41,694,296
Transfers out of Level 3	(46,575,443)	—	(2,799,711)	—	(49,375,154)
Balance as of April 30, 2024	$132,501,858	$1,479,173	$19,849	$105,752	$134,106,632
Net change in unrealized appreciation (depreciation) from investments still held as of April 30, 2024	$762,391	$(4,172)	$—	$(62,201)	$696,018

	Quantitative Disclosure About Significant Unobservable Inputs
Asset Class	Fair Value At April 30, 2024	Valuation Technique	Unobservable Input	Price Range (Weighted Average)*
Bank Loans	$3,200,357	Income Approach	Expected Remaining Distribution	$0.00 – $0.95	($0.75)
	4,072,068	Recent Transactions	Trade Price	0.98	(0.98)
	125,229,433	Vendor Pricing	Single Broker Quote	0.01 – 1.08	(0.99)
Corporate Bonds	140,842	Income Approach	Expected Remaining Distribution	0.56 – 0.63	(0.59)
	1,338,331	Recent Transactions	Trade Price	1.07	(1.07)
Common Stocks	19,849	Income Approach	Expected Remaining Distribution	0.00 – 0.02	(0.02)
	0	Recent Transactions	Trade Price	0.00 (N/A)
Warrants	105,752	Income Approach	Expected Remaining Distribution	0.00 – 1.99	(1.99)

*  Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis

45

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

For the six months ended April 30, 2024, $41,694,296 was transferred from Level 2 to Level 3 due to a lack of pricing source supported by observable inputs and $49,375,154 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the six months ended April 30, 2024, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

The following table presents the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2024 and the effect of these derivatives on the Statement of Operations for the six months ended April 30, 2024.

Primary Underlying Risk	Derivative Assets	Derivative Liabilities	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Foreign currency exchange rate Forward contracts	$618,010	$739,916	$—	$(861,428)

46

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

For the six months ended April 30, 2024, the Fund held an average monthly value on a net basis of $120,591,150 in forward foreign currency contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including total return, credit default and interest rate swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at April, 30 2024:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Deutsche Bank AG	$618,010	$(450,559)	$—	$—	$167,451

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at April 30, 2024:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Barclays Bank PLC	$730	$—	$—	$—	$730
Deutsche Bank AG	450,559	(450,559)	—	—	—
Morgan Stanley	288,627	—	—	—	288,627
	$739,916	$(450,559)	$—	$—	$289,357

(a)  Forward foreign currency contracts are included.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies, including purchases and sales of investments, and income and expenses are translated into U.S. dollar amounts on the date of those transactions.

47

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments at the end of the period, resulting from changes in exchange rates.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Statement of Operations.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative NAV of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

48

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

F) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income").

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G) CASH — The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

H) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency

49

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund's open forward currency contracts at April 30, 2024 are disclosed in the Schedule of Investments. At April 30, 2024 the amount of restricted cash due to brokers related to forward foreign currency contracts was $23,002.

I) UNFUNDED LOAN COMMITMENTS — The Fund enters into certain agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded and unfunded portions of credit agreements are presented in the Schedule of Investments. As of April 30, 2024, the Fund held no unfunded commitments.

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.

J) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.

50

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

SSB has been engaged by the Fund to act as the Fund's securities lending agent. As of April 30, 2024, the Fund had outstanding loans of securities to certain approved brokers for which the Fund received collateral:

Market Value of Loaned Securities	Market Value of Cash Collateral	Total Collateral
$14,095,924	$14,455,400	$14,455,400

The following table presents financial instruments that are subject to enforceable netting arrangements as of April 30, 2024.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities(a)	Collateral Received(b)	Net Amount
$14,095,924	$(14,095,924)	$—

(a)  Represents market value of loaned securities at period end.

(b)  The actual collateral received is greater than the amount shown here due to collateral requirements of the security lending agreement.

The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. For the six months ended April 30, 2024, total earnings received in connection with securities lending arrangements was $454,092, of which $406,306 was rebated to borrowers (brokers). The Fund retained $35,796 in income, and SSB, as lending agent, was paid $11,990.

K) OTHER — The high yield, fixed income securities in which the Fund invests will primarily consist of senior secured floating rate loans ("Senior Loans") issued by non-investment grade companies. Senior Loans are typically secured by specific collateral of the issuer and hold the most senior position in the issuer's capital structure. The interest rate on Senior Loans is periodically adjusted to a recognized base rate. While these characteristics may reduce interest rate risk and mitigate losses in the event of borrower default, the Senior Loans in which the Fund invests have below investment grade credit ratings and thereby are considered speculative because of the significant credit risk of their issuers.

The United Kingdom's Financial Conduct Authority (the "FCA"), which regulates LIBOR, has ceased publishing all LIBOR settings. In April 2023, however, the FCA announced that some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. The Secured Overnight Financing Rate, or "SOFR," is

51

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the purchase agreement ("repo") market and has been used increasingly on a voluntary basis in new instruments and transactions. On March 15, 2022, the Adjustable Interest Rate Act was signed into law, providing a statutory fallback mechanism to replace LIBOR with a benchmark rate that is selected by the Federal Reserve Board and based on SOFR for certain contracts that reference LIBOR without adequate fallback provisions. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act by identifying benchmark rates based on SOFR that replaced LIBOR in different categories of financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities or other instruments using LIBOR may disagree on transition rates or the application of applicable transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.

Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund's NAV.

In the normal course of business, the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including with respect to securities lending, or the risk that

52

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Statement of Assets and Liabilities.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse served as investment adviser and co-administrator for the Fund during the six months ended April 30, 2024. For its investment advisory and administration services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.79% of the Fund's average daily net assets less than or equal to $100 million and 0.59% of the Fund's average daily net assets greater than $100 million. For the six months ended April 30, 2024, investment advisory and administration fees earned and fees waived/expenses reimbursed by Credit Suisse were $6,006,835 and $1,140,617, respectively. Effective April 22, 2019, Credit Suisse has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 0.70% of the Fund's average daily net assets for Class I shares, 0.95% of the Fund's average daily net assets for Class A shares and 1.70% of the Fund's average daily net assets for Class C shares. The Fund is authorized to reimburse Credit Suisse for management fees previously waived and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursement must be paid at a date not more than thirty-six months following the applicable month during which such fees were waived or expenses were paid by Credit Suisse and the reimbursement does not cause the applicable class's aggregate expenses, on an annualized basis, to exceed either (i) the applicable expense limitation in effect at the time such fees were waived or such expenses were paid by Credit Suisse or (ii) the applicable expense limitation in effect at the time of such reimbursement. This contract may not be terminated before February 28, 2025. Prior to April 22, 2019, these expense limitations were voluntary. For the six months ended April 30, 2024, there was no recoupment.

53

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2024 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at April 30, 2024 are as follows:

	Fee waivers/expense reimbursements subject to recoupment	Expires October 31, 2024	Expires October 31, 2025	Expires October 31, 2026	Expires October 31, 2027
Class I	$7,516,502	$1,570,467	$2,639,316	$2,259,861	$1,046,858
Class A	412,570	104,171	116,498	123,793	68,108
Class C	172,498	43,325	52,688	50,834	25,651
Totals	$8,101,570	$1,717,963	$2,808,502	$2,434,488	$1,140,617

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, served as the distributor of the Fund's shares during the six months ended April 30, 2024. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2024, the Fund paid Rule 12b-1 distribution fees of $149,970 for Class A shares and $224,004 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

For the six months ended April 30, 2024, CSSU and its affiliates advised the Fund that they retained $4,243 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on the sale of Class C shares.

The Fund from time to time purchases or sells loan investments in the secondary market through Credit Suisse or its affiliates acting in the capacity as broker-dealer. Credit Suisse or its affiliates may have acted in some type of agent capacity to the initial loan offering prior to such loan trading in the secondary market.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $250 million for temporary or emergency purposes on a first-come, first-served basis. Of the aggregate $250 million amount, $125 million is specifically designated for the Fund. The remaining $125 million is available to all

54

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2024 (unaudited)

Note 4. Line of Credit (continued)

Participating Funds, including the Fund. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Federal Funds Effective rate or the Overnight Bank Funding rate plus a spread. At April 30, 2024 and for the six months ended April 30, 2024, the Fund had no borrowings outstanding under the Credit Facility. Additionally, the Fund and another Participating Fund are parties to a joint uncommitted line of credit facility with SSB in an aggregated amount of $200 million. For the six months ended April 30, 2024, the line was not drawn upon and no fees were incurred.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2024, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$470,152,277	$524,812,214	$0	$0

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $0.001 par value per share. The Fund offers Class I, Class A, and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2024 (unaudited)		For the Year Ended October 31, 2023
	Shares	Value	Shares	Value
Shares sold	53,109,202	$337,354,613	110,944,148	$696,216,807
Shares issued in reinvestment of distributions	10,810,081	68,771,915	23,910,029	150,149,227
Shares redeemed	(68,036,887)	(432,738,960)	(231,689,918)	(1,452,088,296)
Net decrease	(4,117,604)	$(26,612,432)	(96,835,741)	$(605,722,262)

55

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2024 (unaudited)

Note 6. Capital Share Transactions (continued)

	Class A
	For the Six Months Ended April 30, 2024 (unaudited)		For the Year Ended October 31, 2023
	Shares	Value	Shares	Value
Shares sold	3,908,980	$24,983,769	4,954,585	$31,321,019
Shares issued in reinvestment of distributions	702,859	4,492,619	1,273,924	8,044,816
Shares redeemed	(3,795,417)	(24,265,054)	(6,626,901)	(41,761,989)
Net increase (decrease)	816,422	$5,211,334	(398,392)	$(2,396,154)
	Class C
	For the Six Months Ended April 30, 2024 (unaudited)		For the Year Ended October 31, 2023
	Shares	Value	Shares	Value
Shares sold	748,792	$4,802,057	1,500,639	$9,519,502
Shares issued in reinvestment of distributions	253,240	1,623,698	493,655	3,126,692
Shares redeemed	(1,270,806)	(8,141,031)	(3,298,938)	(20,806,254)
Net decrease	(268,774)	$(1,715,276)	(1,304,644)	$(8,160,060)

On April 30, 2024, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	8	66%
Class A	5	73%
Class C	6	81%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

56

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2024 (unaudited)

Note 8. Subsequent Events

On May 1, 2024, Credit Suisse Asset Management, LLC ("Credit Suisse") merged into UBS Asset Management (Americas) LLC ("UBS AM (Americas)"), with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Fund. Also on May 1, 2024, UBS Asset Management (US) Inc. replaced CSSU as the Fund's underwriter and distributor.

57

Credit Suisse Floating Rate High Income Fund
Change in Independent Registered Public Accounting Firm (unaudited)

On April 23, 2024, the Fund's Board approved the dismissal of PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm for the Fund, due to PwC's ceasing to be deemed an independent registered public accounting firm with respect to the Fund after April 30, 2024. The Board's decision to approve the dismissal of PwC was recommended by the Audit Committee of the Board. PwC's reports on the Fund's financial statements for the fiscal periods ended October 31, 2023 and October 31, 2022 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Fund's fiscal periods ended October 31, 2023 and October 31, 2022 and the subsequent interim period through April 23, 2024, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund's financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

Upon the recommendation of the Audit Committee of the Fund's Board, the Fund's Board approved the engagement of Ernst & Young LLP ("EY") as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2024. During the Fund's fiscal periods ended October 31, 2023 and October 31, 2022 and the subsequent interim period through June 19, 2024, neither the Fund, nor anyone on its behalf, consulted with EY on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

58

Credit Suisse Floating Rate High Income Fund
Liquidity Risk Management Program (unaudited)

The Fund has adopted and implemented a written liquidity risk management program (the "Liquidity Program") in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended. The Liquidity Program seeks to assess and manage the Fund's liquidity risk, i.e., the risk that the Fund is unable to satisfy redemption requests without significantly diluting remaining investors' interests in the Fund. The Board has designated the Fund's investment adviser to administer the Liquidity Program (the "Program Administrator"). Prior to May 1, 2024, Credit Suisse Asset Management, LLC served as Program Administrator. Effective May 1, 2024, UBS Asset Management (Americas) LLC serves as the Program Administrator. Certain aspects of the Liquidity Program rely on third parties to perform certain functions, including the provision of market data and application of models.

Under the Liquidity Program, the Program Administrator assesses, manages and periodically reviews the Fund's liquidity risk and classifies each investment held by the Fund as a "highly liquid investment," "moderately liquid investment," "less liquid investment" or "illiquid investment." The liquidity of the Fund's portfolio investments is determined based on relevant market, trading and investment-specific considerations under the Liquidity Program.

During the six months ended April 30, 2024, the Trust's Board received reports from the Program Administrator that included information to address the operations of the Liquidity Program and assess its adequacy and effectiveness of implementation during the period covered by the reports. The reports indicated that the Liquidity Program is reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the reporting period.

There can be no assurance that the Liquidity Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to illiquidity risk and other risks to which it may be subject.

59

Credit Suisse Floating Rate High Income Fund
Notice of Privacy and Information Practices (unaudited)

At UBS AM (Americas), we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by UBS AM (Americas).

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

60

Credit Suisse Floating Rate High Income Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 14, 2024.

61

Credit Suisse Floating Rate High Income Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund's Forms N-PORT and N-Q are available on the SEC's website at www.sec.gov.

62

P.O. BOX 219916, KANSAS CITY, MO 64121-9916

877-870-2874 ◼ www.credit-suisse.com/us

UBS Asset Management (US) Inc., DISTRIBUTOR.  FLHI-SAR-0424

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates. Shareholders of the registrant may also submit nominees that will be considered by the Committee. Recommendations should be mailed to the registrant’s Secretary, c/o UBS Asset Management (Americas) LLC, Eleven Madison Avenue, New York, NY 10010. Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)	Not applicable.

(b)	The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/ Omar Tariq
Name:	Omar Tariq
Title:	Chief Executive Officer and President (Principal Executive Officer)
Date:	July 2, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Omar Tariq
Name:	Omar Tariq
Title:	Chief Executive Officer and President (Principal Executive Officer)
Date:	July 2, 2024

/s/ Rose Ann Bubloski
Name:	Rose Ann Bubloski
Title:	Chief Financial Officer and Treasurer (Principal Financial Officer)
Date:	July 2, 2024